UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 03/31/17

Item 1. Reports to Stockholders.

FRANKLIN
LIBERTYSHARES™

Franklin Templeton ETF Trust

Annual Report

March 31, 2017

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

FRANKLIN TEMPLETON
INVESTMENTS

Contents

Annual Report
Economic and Market Overview	2
Franklin LibertyQ Emerging Markets ETF	3
Franklin LibertyQ Global Dividend ETF	11
Franklin LibertyQ Global Equity ETF	18
Franklin LibertyQ International Equity Hedged ETF	25
Financial Highlights and Statements of Investments	32
Financial Statements	65
Notes to Financial Statements	68
Report of Independent Registered
Public Accounting Firm	78
Tax Information	79
Board Members and Officers	80
Shareholder Information	83

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ANNUAL REPORT

Economic and Market Overview

The global economy grew moderately during the period since the Funds’ inception on June 1, 2016. In this environment, global developed and emerging market stocks rose, as measured by the MSCI All Country World Index. Global markets were aided by accommodative monetary policies of various global central banks, improved industrial commodity prices, the finalization of Greece’s new debt deal, generally upbeat economic data across regions and investor optimism about U.S. President Donald Trump’s pro-growth policies. A deal by major oil producing countries in December to curb oil production also supported global equity markets.

However, investors expressed concerns about the timing and economic effects of the U.K.’s exit from the European Union (also known as “Brexit”), President Trump’s protectionist policies and his executive order banning entry from some Muslim-majority countries. Other headwinds included uncertainty about the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates; the health of European banks; elections in Europe, particularly in France; and geopolitical tensions in certain regions.

The U.S. economy expanded during the period. The economy strengthened in 2016’s second and third quarter, but moderated in 2016’s fourth quarter and 2017’s first quarter as private inventory investment slowed and government spending declined. The manufacturing sector generally expanded and the services sector continued to grow. The unemployment rate decreased from 5.0% in March 2016 to 4.5% at period-end.1 Monthly retail sales were volatile, but grew during most of the review period. Inflation generally increased during the period, as measured by the Consumer Price Index. After maintaining its target interest rate in the 0.25%–0.50% range for nearly a year, at its December meeting the Fed increased its target range to 0.50%–0.75%, as policymakers noted an improved U.S. labor market and higher inflation. The Fed, at its March meeting, also made the widely anticipated increase in its target rate to 0.75%–1.00%.

In Europe, the U.K.’s economy grew at a faster rate in the fourth quarter of 2016 than in the third quarter, supported by growth in services. Immediate effects of the Brexit vote in June materialized as U.K. stocks declined significantly, the British pound sterling hit a three-decade low amid intensified selling and the U.K.’s credit rating was downgraded. In the eurozone, despite investor concerns about banking sector weakness, low corporate earnings and post-Brexit politics, some regions benefited from rising consumer spending, a cheaper euro that supported exports, low inflation and signs of sustained economic growth. The eurozone’s growth moderated in 2016’s second quarter, edged up in the third quarter, and held steady in the fourth quarter. After declining in the beginning of the review period, the eurozone’s annual inflation rate increased gradually to reach its highest levels in four years in February. However, the inflation rate eased sharply in March, led by slower growth in energy and food prices. In January, the ECB kept its key policy rates unchanged and retained its monthly asset purchases, indicating it could increase the program in size and duration if needed.

In Asia, Japan’s quarterly gross domestic product moderated in 2016’s third quarter, mainly due to decline in private non-residential and public investments, and remained unchanged in the fourth quarter. In July, Japan’s Prime Minister Shinzo Abe announced a higher-than-expected fiscal stimulus to revive the economy, followed by an additional monetary stimulus announcement by the Bank of Japan (BOJ). The BOJ kept its interest rates unchanged toward period-end. However, it overhauled its monetary stimulus program in September to adjust Japanese government bond purchases, with the aim of keeping the 10-year rate for such bonds near 0%.

In emerging markets, Brazil’s economy continued to be in recession, and the country’s central bank cut its benchmark interest rate in October and November 2016 and in January and February 2017 to spur economic growth. Russia’s economy grew for the first time in two years in the fourth quarter compared to the same quarter in 2015 after economic contraction had eased in 2016, following a rebound in oil prices and improved industrial production. The Bank of Russia reduced its key interest rates in June and September 2016 and in March 2017 to try to revive its economy. China’s economy grew at a stable rate in 2016’s second and third quarters. However, growth edged up in the fourth quarter driven by consumer spending and a property market supported by robust bank lending. The People’s Bank of China employed monetary easing measures that included cutting the cash reserve requirement ratio for some banks and devaluing the Chinese currency against the U.S. dollar. India’s GDP in 2016’s fourth quarter slowed compared to the previous quarter, although it exceeded consensus expectations. Overall, emerging market stocks, as measured by the MSCI Emerging Markets (EM) Index, rose during the period.

The foregoing information reflects our analysis and opinions as of March 31, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin LibertyQ Emerging Markets ETF

This annual report for Franklin LibertyQ Emerging Markets ETF covers the period since the Fund’s inception on June 1, 2016, through March 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Emerging Markets (EM) Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EM Index over the long term by selecting equity securities from the MSCI EM Index that have exposure to these investment-style factors.

Performance Overview

For the period since inception on June 1, 2016, through March 31, 2017, the Fund posted cumulative total returns of +15.14% based on market price and +14.55% based on net asset value (NAV).2 In comparison, the LibertyQ EM Index delivered a +15.15% total return for the same period, while the MSCI EM Index (Net Returns) produced a +21.13% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ EM Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 95% or better. A figure of 100% would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the index.

1. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a method-
ology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets.
2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the
NAV of the Fund is used as a proxy for the market price to calculate market returns.
3. Source: Factset.
The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 33.

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Annual Report

FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Manager’s Discussion

During the period since inception on June 1, 2016, through March 31, 2017, the Fund’s underperformance relative to the MSCI EM Index (Net Returns) was largely attributable to the four investment-style factors that the investment strategy targets, namely quality, value, momentum and low volatility. These factors accounted for approximately three-fourths of the Fund’s active risk, when measured on a prospective tracking-error basis, and over time we expect them to drive the bulk of the Fund’s performance. An offsetting contribution to relative returns came from currency exposures that were indirect consequences of our multi-factor investment approach. Security specific positions were a notable drag on performance.

The most significant factor influencing relative performance during the period was the defensive nature of the Fund’s holdings, as the Fund’s overall sensitivity to the direction of broad market moves (i.e., beta) was notably lower than that of the MSCI EM Index (Net Returns). The Fund had on average about nine-tenths the sensitivity to the overall direction of the market and, as a result, lagged the sharp market rally that occurred during the period, as buoyant sentiment indicators drove stock prices higher and funds flowed into emerging markets. This defensive characteristic of the Fund reflected the factor that identifies stocks with lower-than-average volatility, but also the influence of the other elements of our multi-factor approach. The Fund’s low-volatility characteristic dominated performance, weakening with global bonds—an asset class with which this factor shares certain characteristics—as the market focused on higher yields.

Among other drivers of relative performance, the stocks that the Fund selected with noticeably higher dividend yields than the market boosted returns during the period. This metric is a key element of our value factor. Value includes measures of price-to-earnings ratios and makes up three-tenths of the overall multi-factor score that drives portfolio construction. This factor was one of the prime beneficiaries of the sectoral rotation that occurred following the election of U.S. President Donald Trump, and investors increased confidence in a period of reflationary growth. However, this dynamic market environment led to a greater dispersion of returns, and a change of leadership among sectors and stocks that was less favorable for exposure to stocks that had exhibited positive price momentum. Momentum had minimal impact on relative returns during the review period. The Fund also had

Top 10 Sectors/Industries
3/31/17
% of Total
Net Assets
Oil, Gas & Consumable Fuels	8.9%
Wireless Telecommunication Services	8.7%
Banks	6.2%
Automobiles	5.3%
Technology Hardware, Storage & Peripherals	5.1%
Electronic Equipment, Instruments & Components	4.4%
Semiconductors & Semiconductor Equipment	4.2%
IT Services	4.2%
Diversified Financial Services	4.0%
Food & Staples Retailing	3.5%

a pronounced tilt toward stocks with higher return on equity, as part of the quality factor, which accounts for half of the overall multi-factor score. The quality factor was a marginal contributor to relative performance during the period.

The aggregate characteristics of the Fund reflect the four attributes that comprise our multi-factor approach to investing. The Fund is designed to be less volatile than the broader equity market, with modeled risk notably lower than that of the MSCI EM Index (Net Returns). The Fund’s holdings at period-end had a higher dividend yield overall, and they represented companies that have historically generated a greater return on equity than companies in the MSCI EM Index (Net Returns). In addition, the holdings traded at price-to-earnings multiples that were somewhat cheaper than those in the MSCI EM Index (Net Returns).

The Fund’s exposure to sectors and industries reflects the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular industries. During the reporting period, overall industry exposures detracted from the Fund’s relative results. The Fund held an overweighting in the telecommunication services sector, which detracted from performance, and a larger underweighting in the Internet software and services industry in the technology sector, which was also a drag on returns. Conversely, a smaller underweighting in the health care sector made the largest contribution to sector allocation relative performance. A small underweighted position in the capital markets industry within the financials sector also contributed to relative performance during the period.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Top 10 Countries
3/31/17
% of Total
Net Assets
South Korea	17.3%
Taiwan	14.5%
India	12.0%
China	11.8%
Russia	10.2%
Brazil	5.8%
South Africa	4.7%
Indonesia	4.2%
Malaysia	3.5%
Mexico	3.0%

The Fund’s country exposures also reflect the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular markets. During the reporting period, overall country exposures modestly detracted from relative performance. The Fund held an overweighting in Russia and a significant underweighting in China, which were the largest detractors from relative performance. Smaller country exposures, including an underweighting in South Africa and an overweighting in India offset these negative effects to some extent. We manage the Fund against an unhedged benchmark and accept the currency exposures that arise from our stock holdings. During the period, currency fluctuations contributed to relative return. The drag on returns from the underweighting in China-based companies and overweighting in Russia-based companies, noted above, was more than offset by positive currency effects.

Certain individual stocks such as Samsung Electronics and Tencent Holdings4 were notable detractors from the Fund’s relative results, in both cases due to a lack of exposure as the stocks performed strongly. In contrast, Largan Precision made the largest contribution to performance, with Banco do Brasil4 making a smaller contribution. In aggregate, individual securities detracted notably from performance, particularly among large-capitalization stocks. However, the overall impact was less severe when viewed in combination with the currency contribution discussed above. The Fund also held an underweighted position in the largest capitalization

Top 10 Holdings
3/31/17
Company	% of Total
Sector/Industry, Country	Net Assets
iShares MSCI India ETF	2.1%
Diversified Financial Services, India
Wisdomtree India Earnings ETF	1.9%
Diversified Financial Services, India
Largan Precision Co. Ltd.	1.2%
Electronic Equipment, Instruments & Components,
Taiwan
Mobile TeleSystems PJSC, ADR	1.2%
Wireless Telecommunication Services, Russia
Catcher Technology Co. Ltd.	1.2%
Technology Hardware, Storage & Peripherals, Taiwan
Rosneft PJSC	1.1%
Oil, Gas & Consumable Fuels, Russia
Advanced Info Service PCL, NVDR	1.1%
Wireless Telecommunication Services, Thailand
SK Hynix Inc.	1.1%
Semiconductors & Semiconductor Equipment,
South Korea
AAC Technologies Holdings Inc.	1.1%
Electronic Equipment, Instruments & Components,
China
NetEase Inc., ADR	1.1%
Internet Software & Services, China

segment of the market, which posted the strongest gains during the reporting period, resulting in a notable drag on relative performance.

Thank you for your participation in Franklin LibertyQ Emerging Markets ETF. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.
4. No longer held by period-end.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Performance Summary as of March 31, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/17[1]
	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on	Based on	Based on	Based on
	NAV[3]	market price[4]	NAV[3]	market price[4]
Since Inception (6/1/16)	+14.55%	+15.14%	+14.55%	+15.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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Annual Report 7

FRANKLIN LIBERTYQ EMERGING MARKETS ETF
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 9 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF
PERFORMANCE SUMMARY

Distributions (6/1/16–3/31/17)
Net Investment
Income
$0.093195

Total Annual Operating Expenses[6]
With Waiver	Without Waiver
0.55%	0.83%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s pro-
spectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/17. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on market price.
5. Source: Factset. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capi-
talization index that is designed to measure the equity market performance of emerging markets.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report 9

FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 10/1/16	Value 3/31/17	10/1/16–3/31/17[1,2]	Value 3/31/17	10/1/16–3/31/17[1,2]	Expense Ratio[2]
$1,000	$1,052.20	$2.81	$1,022.19	$2.77	0.55%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LibertyQ Global Dividend ETF

This annual report for Franklin LibertyQ Global Dividend ETF covers the period since the Fund’s inception on June 1, 2016, through March 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment-style factor, subject to a maximum 2% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country (AC) World ex-REITs Index over the long term by applying dividend persistence and yield screens and the quality factor selection process.

Performance Overview

For the period since inception on June 1, 2016, through March 31, 2017, the Fund posted cumulative total returns of +10.39% based on market price and +9.79% based on net asset value (NAV).2 In comparison, the LibertyQ Global Dividend Index delivered a +9.91% total return for the same period, while the MSCI AC World ex-REITs Index (Net Returns) produced a +13.64% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 14.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 95% or better. A figure of 100% would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semian-nual reconstitution of the index.

1. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI AC World ex-REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI AC World ex-REITs Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.
2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the
NAV of the Fund is used as a proxy for the market price to calculate market returns.
3. Source: Factset.
The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 40.

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Annual Report

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Manager’s Discussion

During the period since inception on June 1, 2016, through March 31, 2017, the Fund’s underperformance relative to the MSCI AC World ex-REITs Index (Net Returns) was largely attributable to the investment-style factor that the investment strategy targets, namely quality and dividend income. These attributes also accounted for almost two-thirds of the Fund’s active risk, when measured on a prospective tracking-error basis. The Fund’s relative performance was also adversely impacted by industry exposures resulting from our investment approach. Security specific positions contributed to performance, although the effect was smaller than the elements noted above. The Fund’s investment strategy of tilting toward companies with the traits of high and persistent dividend income along with exposure to the quality style factor were the primary determinants of relative performance during the reporting period.

The defensive nature of the Fund’s holdings was the most significant attribute detracting from relative performance during the period, as the Fund’s overall sensitivity to the direction of broad market moves (i.e., beta) was somewhat lower than that of the MSCI AC World Ex-REITs Index (Net Returns). The Fund’s lower sensitivity to the overall direction of the market meant that it lagged the broad market rally that occurred during the period, as ample liquidity and buoyant sentiment indicators drove stock prices higher.

The Fund’s focus on higher yielding stocks that have exhibited dividend persistence led to the Fund holding a significant exposure to low-volatility equities. This defensive characteristic of the Fund reflected the influence of the other elements of our investment approach. However, the Fund’s low-volatility characteristic dominated performance, weakening with global bonds—an asset class with which this factor shares certain characteristics—as the market focused on higher yields.

Among other drivers of performance, the stocks that the Fund selected with noticeably lower variability of earnings than the broad market supported returns during the period. This metric is a key element of our quality factor. Quality also includes measures of return on equity, return on assets and financial leverage. Overall, exposure to the quality factor detracted from performance, although this effect was small in comparison to other drivers of the Fund’s relative results.

The Fund is designed to be less volatile than the broader equity market, with modeled risk somewhat below that of the MSCI AC World ex-REITs Index (Net Returns). The Fund’s holdings at period-end had a higher dividend yield overall, and they represented companies that have historically generated a much greater return on equity than the MSCI AC World ex-REITs Index (Net Returns). During the period under

Top 10 Sectors/Industries
3/31/17
% of Total
Net Assets
Banks	16.1%
Pharmaceuticals	15.6%
Tobacco	6.7%
Food & Staples Retailing	6.2%
Household Products	5.9%
Diversified Telecommunication Services	5.4%
Personal Products	4.7%
Semiconductors & Semiconductor Equipment	3.5%
Aerospace & Defense	3.0%
Professional Services	2.8%

review, these factors were not the primary driver of performance, as the markets focused on the sectoral rotation that occurred following the election of U.S. President Donald Trump, and investors increased confidence in a period of reflationary growth. This dynamic market environment led to an increased dispersion of returns, and a change of leadership among sectors and stocks.

The Fund’s exposure to sectors and industries reflects the indirect influence of our investment approach, rather than any explicit preferences for particular industries. However, overall industry exposure detracted significantly from the Fund’s relative results during the reporting period. The Fund held an overweighting in the consumer staples sector and an underweighting in the information technology sector, which were the largest detractors from relative performance, and an overweighting in the telecommunication services sector was also a detractor. Conversely, an underweighting in the oil and gas exploration and production industry in the energy sector was the largest contribution to relative performance. Smaller relative allocation exposures, including an overweighting in the banking industry in the financials sector, also contributed to performance during the period.

The Fund’s country exposures also reflect the indirect influence of our investment approach, rather than any explicit preferences for particular markets. During the reporting period, overall country exposures contributed marginally to returns. The Fund held an underweighting in Japan, which boosted performance as this market lagged global markets during the period. A modest overweighted position in Brazil made a meaningful contribution to relative performance, as markets reacted positively to the impeachment of President Dilma Rousseff, which may relieve a period of policy gridlock and help lift Brazil out of its worst recession in a century.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Top 10 Countries
3/31/17
% of Total
Net Assets
U.S.	33.0%
U.K.	16.9%
Australia	12.8%
Canada	9.7%
Brazil	4.0%
Switzerland	3.9%
Sweden	3.5%
Japan	3.4%
France	2.2%
Germany	1.9%

Offsetting these positive effects, an underweighted position in U.S. stocks was a drag on performance. We manage the Fund against an unhedged index and accept the currency exposures that arise from our stock holdings. During the period under review, currency fluctuations detracted modestly from the Fund’s relative return. The beneficial impact of an overweighting in U.K. stocks was more than offset by the negative currency effect of the British pound declining following the country’s referendum vote to leave the European Union. Conversely, an overweighting in Australian companies was a notable boost to returns as the Australian dollar appreciated.

Certain individual stocks such as BT Group and Apple4 were notable detractors from the Fund’s relative results, while Itau Banco and BHP Billiton made the largest contributions to performance. In aggregate, individual securities contributed to performance modestly, although stock selection among larger capitalization stocks was particularly weak.

Thank you for your participation in Franklin LibertyQ Global Dividend ETF. We look forward to serving your future investment needs.

Top 10 Holdings
3/31/17
% of Total
Net Assets
Unilever PLC	2.3%
Personal Products, U.K.
Unilever NV, IDR	2.3%
Personal Products, U.K.
Philip Morris International Inc.	2.3%
Tobacco, U.S.
British American Tobacco PLC	2.3%
Tobacco, U.K.
Westpac Banking Corp.	2.2%
Banks, Australia
Commonwealth Bank of Australia	2.1%
Banks, Australia
Kimberly-Clark Corp.	2.1%
Household Products, U.S.
Altria Group Inc.	2.1%
Tobacco, U.S.
GlaxoSmithKline PLC	2.1%
Pharmaceuticals, U.K.
Ambev SA	2.1%
Beverages, Brazil

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. No longer held by period-end.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Performance Summary as of March 31, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/17[1]
			Cumulative Total Return[2]		Average Annual Total Return[2]
			Based on	Based on	Based on	Based on
			NAV[3]	market price[4]	NAV[3]	market price[4]
Since Inception (6/1/16)			+9.79%	+10.39%	+9.79%	+10.39%

30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
2.13%	2.81%	2.41%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 16 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF
PERFORMANCE SUMMARY

Distributions (6/1/16–3/31/17)
Net Investment
Income
$0.580561

Total Annual Operating Expenses[8]
With Waiver	Without Waiver
0.45%	0.70%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The
Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/17. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on market price.
5. Distribution rate is based on the sum of the past four quarterly dividends, if any, and the NAV per share of $27.31 as of 3/31/17.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Factset. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the
MSCI AC World ex-REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI AC World ex-REITs Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding
REIT securities.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 10/1/16	Value 3/31/17	10/1/16–3/31/17[1,2]	Value 3/31/17	10/1/16–3/31/17[1,2]	Expense Ratio[2]
$1,000	$1,062.40	$2.31	$1,022.69	$2.27	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.

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Annual Report

Franklin LibertyQ Global Equity ETF

This annual report for Franklin LibertyQ Global Equity ETF covers the period since the Fund’s inception on June 1, 2016, through March 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from developed and emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) over the long term by selecting equity securities from the MSCI ACWI Index that have exposure to these investment-style factors.

Performance Overview

For the period since inception on June 1, 2016, through March 31, 2017, the Fund posted cumulative total returns of +10.50% based on market price and +9.95% based on net asset value (NAV).2 In comparison, the LibertyQ Global Equity Index delivered a +9.88% total return for the same period, while the MSCI ACWI (Net Returns) produced a +13.33% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 21.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 95% or better. A figure of 100% would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semian-nual reconstitution of the index.

1. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the
NAV of the Fund is used as a proxy for the market price to calculate market returns.
3. Source: Factset.
The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 44.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Manager’s Discussion

During the period since inception on June 1, 2016, through March 31, 2017, the Fund’s underperformance relative to the MSCI ACWI (Net Returns) was largely attributable to the four investment-style factors that the investment strategy targets, namely quality, value, momentum and low volatility. These factors also accounted for more than three-fourths of the Fund’s active risk, when measured on a prospective tracking-error basis. An offsetting contribution to relative returns came from currency exposures that were indirect consequences of our multi-factor investment approach. Security-specific positions were a notable drag on performance.

The most significant factor influencing performance during the period was the defensive nature of the Fund’s holdings, as the Fund’s overall sensitivity to the direction of broad market moves (i.e. beta) was significantly lower than that of the MSCI ACWI (Net Returns). The Fund had on average only eight-tenths the sensitivity to the overall direction of the market and, as a result, lagged the broad market rally that occurred during the period, as ample liquidity and buoyant sentiment indicators drove stock prices higher. This defensive characteristic of the Fund reflected the factor that identifies stocks with lower-than-average volatility, but also the influence of the other elements of our multi-factor approach. The Fund’s low-volatility characteristic dominated performance, weakening with global bonds—an asset class with which this factor shares certain characteristics—as the market focused on higher yields.

Among other factors influencing performance, the quality factor was a modest drag on relative returns. The quality factor includes measures of return on equity, return on assets and financial leverage, and quality makes up half of the overall multi-factor score that drives portfolio construction. The Fund’s relative performance was boosted by the value tilt reflected in its holdings. This factor was one of the prime beneficiaries of the sectoral rotation that occurred following the election of U.S. President Donald Trump, and investors increased confidence in a period of reflationary growth. However, this dynamic market environment led to a greater dispersion of returns and a change of leadership among sectors and stocks, which was less favorable for exposure to stocks that had exhibited positive price momentum. As a result, momentum was a modest detractor from relative returns during the review period.

The aggregate characteristics of the Fund reflect the four attributes that comprise our multi-factor approach to investing. The Fund is designed to be less volatile than the broader

Top 10 Sectors/Industries
3/31/17
% of Total
Net Assets
Pharmaceuticals	8.1%
Semiconductors & Semiconductor Equipment	5.5%
Banks	5.1%
IT Services	4.7%
Specialty Retail	4.6%
Tobacco	4.4%
Diversified Telecommunication Services	4.3%
Aerospace & Defense	3.7%
Technology Hardware, Storage & Peripherals	3.6%
Hotels, Restaurants & Leisure	3.4%

equity market, with modeled risk about four-fifths that of the MSCI ACWI (Net Returns). The Fund’s holdings at period-end had a higher dividend yield overall, and they represented companies that have historically generated a much greater return on equity than companies in the MSCI ACWI (Net Returns). In addition, they traded at price-to-earnings multiples that were slightly cheaper than those of the MSCI ACWI (Net Returns).

The Fund’s exposure to sectors and industries reflects the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular industries. During the period, overall sector exposures detracted modestly from returns. The Fund held a notable underweighting in the broad financials sector, which significantly detracted from relative returns, while an overweighting to the consumer staples sector also detracted from performance. Conversely, an underweighting in the energy sector was a contributor to performance, while an overweighting in the information technology sector boosted returns.

The Fund’s country exposures also reflect the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular markets. During the reporting period, overall country exposures contributed marginally to returns. The Fund held an underweighting in Japan, which boosted performance as this market lagged global markets during the period. Offsetting overweightings in other Asian markets such as South Korea and Taiwan also boosted performance. Offsetting these positive effects, small overweighted positions in Denmark and the U.K. were a drag on performance. We manage the Fund against an unhedged index and accept the currency exposure that arises from our

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Annual Report

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

stock holdings. During the period, currency fluctuations contributed to relative return, with an underweighting in eurozone companies limiting the impact from euro weakness.

Certain individual stocks such as Novo Nordisk and Bank of America4 were notable detractors from the Fund’s relative results, whereas Samsung Electronics made the largest contribution to performance, closely followed by Boeing. In aggregate, individual securities detracted from performance, most notably among large-capitalization stocks.

Thank you for your participation in Franklin LibertyQ Global Equity ETF. We look forward to serving your future investment needs.

Top 10 Holdings
3/31/17
% of Total
Net Assets
Apple Inc.	1.2%
Technology Hardware, Storage & Peripherals, U.S.
Philip Morris International Inc.	1.2%
Tobacco, U.S.
Samsung Electronics Co. Ltd.	1.2%
Technology Hardware, Storage & Peripherals,
South Korea
British American Tobacco PLC	1.1%
Tobacco, U.K.
Boeing Co.	1.1%
Aerospace & Defense, U.S.
Visa Inc., A	1.1%
IT Services, U.S.
Altria Group Inc.	1.1%
Tobacco, U.S.
Microsoft Corp.	1.1%
Software, U.S.
Cisco Systems Inc.	1.0%
Communications Equipment, U.S.
Mastercard Inc., A	1.0%
IT Services, U.S.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. No longer held by period-end.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Performance Summary as of March 31, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/17[1]
	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on	Based on	Based on	Based on
	NAV[3]	market price[4]	NAV[3]	market price[4]
Since Inception (6/1/16)	+9.95%	+10.50%	+9.95%	+10.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 23 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 23 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF
PERFORMANCE SUMMARY

Distributions (6/1/16–3/31/17)
Net Investment
Income
$0.619462

Total Annual Operating Expenses[6]
With Waiver	Without Waiver
0.35%	0.60%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/17. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on market price.
5. Source: Factset. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI
ACWI Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI Index is a free float-
adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 10/1/16	Value 3/31/17	10/1/16–3/31/17[1,2]	Value 3/31/17	10/1/16–3/31/17[1,2]	Expense Ratio[2]
$1,000	$1,052.20	$1.79	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LibertyQ International Equity Hedged ETF

This annual report for Franklin LibertyQ International Equity Hedged ETF covers the period since the Fund’s inception on June 1, 2016, through March 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from developed market countries in Europe, Australasia and the Far East that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 2% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EAFE Index over the long term by selecting equity securities from the MSCI EAFE Index that have exposure to these investment-style factors. The index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the index. In order to replicate the hedge impact incorporated in the calculation of the index, the Fund enters into monthly foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies of the index.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Performance Overview

For the period since inception on June 1, 2016, through March 31, 2017, the Fund posted cumulative total returns of +9.24% based on market price and +8.30% based on net asset value (NAV).2 In comparison, LibertyQ International Equity Hedged Index delivered a +8.92% total return for the

*Figures are stated as a percentage of total and may not equal 100% or may be neg-
ative due to rounding, use of derivatives, unsettled trades or other factors.

same period, while the MSCI EAFE 100% Hedged to USD Index (Net Returns) produced a +16.08% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 28.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 95% or better. A figure of 100% would indicate perfect

1. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI
EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-
adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the
NAV of the Fund is used as a proxy for the market price to calculate market returns.
3. Source: Factset.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 58.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannu-ally following the semiannual reconstitution of the index.

Manager’s Discussion

During the period since inception on June 1, 2016, through March 31, 2017, the Fund’s underperformance relative to the MSCI EAFE 100% Hedged to USD Index (Net Returns) was largely attributable to the four investment-style factors that the investment strategy targets, namely quality, value, momentum and low volatility. These factors also accounted for more than three-fourths of the Fund’s active risk, when measured on a prospective tracking-error basis. The remaining negative impact on returns came from security-specific positions, although the effect was less than the effect of the factors noted above.

The most significant factor influencing performance during the review period was the defensive nature of the Fund’s holdings, as the Fund’s overall sensitivity to the direction of broad market moves (i.e., beta) was significantly lower than that of the MSCI EAFE 100% Hedged to USD Index (Net Returns). The Fund had on average only three-fourths the sensitivity to the overall direction of the market and, as a result, lagged the broad market rally that occurred during the period, as ample liquidity and buoyant sentiment indicators drove stock prices higher. This defensive characteristic of the Fund reflected the factor that identifies stocks with lower-than-average volatility, as well as the influence of the other elements of our multi-factor approach. The Fund’s low-volatility characteristic dominated performance, weakening with global bonds—an asset class with which this factor shares certain characteristics—as the market focused on higher yields.

Among other factors influencing performance, the quality factor was a drag on relative returns. The quality factor includes measures of return on equity, return on assets and financial leverage, and quality makes up half of the overall multi-factor score that drives portfolio construction. The Fund’s relative performance was boosted modestly by the value tilt reflected in its holdings. This factor was a beneficiary of the sectoral rotation that occurred following the election of U.S. President

Top 10 Sectors/Industries
3/31/17
% of Total
Net Assets
Pharmaceuticals	11.0%
Banks	9.3%
Diversified Telecommunication Services	6.0%
Insurance	5.7%
Personal Products	5.3%
Tobacco	5.1%
Food & Staples Retailing	3.8%
Equity Real Estate Investment Trusts (REITs)	3.7%
Wireless Telecommunication Services	3.0%
Specialty Retail	3.0%

Donald Trump, and investors increased confidence in a period of reflationary growth. However, this dynamic market environment led to a greater dispersion of returns, and a change of leadership among sectors and stocks, which was less favorable for exposure to stocks that had exhibited positive price momentum. As a result, momentum was a modest detractor from relative returns during the review period.

The aggregate characteristics of the Fund reflect the four attributes that comprise our multi-factor approach to investing. The Fund is designed to be less volatile than the broader equity market, with modeled risk about four-fifths that of the MSCI EAFE 100% Hedged to USD Index (Net Returns). The Fund’s holdings at period-end had a higher dividend yield overall, and they represented companies that have historically generated a greater return on equity than companies in the MSCI EAFE 100% Hedged to USD Index (Net Returns). In addition, they traded at price-to-earnings multiples that were slightly cheaper than the MSCI EAFE 100% Hedged to USD Index (Net Returns).

The Fund’s exposure to sectors and industries reflects the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular industries. During the period, overall sector exposures detracted from the Fund’s relative returns. The Fund held a notable overweighting in the telecommunication services sector, which detracted from performance, and a similarly-sized overweighting in the consumer staples sector, which was also a drag on returns. Conversely, an underweighting in the integrated oil and gas industry in the energy sector was the largest contribution to relative performance. Smaller relative allocation exposures, including an overweighting in the insurance industry in the financials sector, also contributed during the period.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Top 10 Countries
3/31/17
% of Total
Net Assets
U.K.	27.8%
Japan	18.7%
Australia	15.6%
Switzerland	7.4%
Spain	5.2%
Hong Kong	4.8%
France	3.7%
Denmark	3.2%
Sweden	3.1%
Singapore	2.4%

The Fund’s country exposures also reflect the indirect influence of our multi-factor investment approach, rather than any explicit preferences for particular markets. During the reporting period, overall country exposure contributed marginally to returns. The Fund held a significant underweighting in Japan, which boosted performance as this market lagged global markets during the period. Offsetting these positive effects, a small overweighted position in Denmark and a larger overweighting in the U.K. were a drag on performance. We manage the Fund against a currency-hedged index, and seek to hedge all stock holdings to mitigate the impact of currency fluctuations on the Fund’s returns.

Certain individual stocks such as BT Group and Novo Nordisk were notable detractors from the Fund’s relative results, while Banco Santander and Astra Zeneca made the largest contributions to relative performance. In aggregate, individual securities detracted from performance, most notably among large-capitalization stocks.

Thank you for your participation in Franklin LibertyQ International Equity Hedged ETF. We look forward to serving your future investment needs.

Top 10 Holdings
3/31/17
Company	% of Total
Sector/Industry, Country	Net Assets
Banco Santander SA	2.5%
Banks, Spain
Unilever NV, IDR	2.3%
Personal Products, U.K.
British American Tobacco PLC	2.3%
Tobacco, U.K.
Unilever PLC	2.2%
Personal Products, U.K.
Westpac Banking Corp.	2.1%
Banks, Australia
AstraZeneca PLC	2.1%
Pharmaceuticals, U.K.
Roche Holding AG	2.0%
Pharmaceuticals, Switzerland
GlaxoSmithKline PLC	2.0%
Pharmaceuticals, U.K.
Novo Nordisk AS, B	1.9%
Pharmaceuticals, Denmark
Reckitt Benckiser Group PLC	1.9%
Household Products, U.K.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Performance Summary as of March 31, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/17[1]
	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on	Based on	Based on	Based on
	NAV[3]	market price[4]	NAV[3]	market price[4]
Since Inception (6/1/16)	+8.30%	+9.24%	+8.30%	+9.24%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 30 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 30 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF
PERFORMANCE SUMMARY

Distributions (6/1/16–3/31/17)

Net Investment
Income

$2.715455

Total Annual Operating Expenses[6]
With Waiver	Without Waiver
0.40%	0.65%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts. Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses
(as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager expects. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/17. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on market price.
5. Source: Factset. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 10/1/16	Value 3/31/17	10/1/16–3/31/17[1,2]	Value 3/31/17	10/1/16–3/31/17[1,2]	Expense Ratio[2]
$1,000	$1,067.90	$2.06	$1,022.94	$2.02	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin LibertyQ Emerging Markets ETF
Period Ended
March 31, 2017[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.66
Income from investment operations[b]:
Net investment income[c]	0.47
Net realized and unrealized gains (losses)	3.25
Total from investment operations	3.72
Less distributions from net investment income	(0.09)
Net asset value, end of period	$29.29

Total return[d]	14.55%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.75%
Expenses net of waiver and payments by affiliates	0.55%
Net investment income	2.09%

Supplemental data
Net assets, end of period (000’s)	$328,086
Portfolio turnover rate[f]	31.66%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
eRatios are annualized for periods less than one year.
fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

32 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2017

Franklin LibertyQ Emerging Markets ETF

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests 92.3%
Brazil 5.3%
AES Tiete Energia SA	Independent Power and Renewable Electricity Producers	98,616	$425,531
Ambev SA	Beverages	571,208	3,281,574
Banco Santander Brasil SA	Banks	188,048	1,637,672
BB Seguridade Participacoes SA	Insurance	334,208	3,073,709
Cielo SA	IT Services	337,680	3,010,983
EDP-Energias do Brasil SA	Electric Utilities	166,208	730,280
Engie Brasil SA	Independent Power and Renewable Electricity Producers	106,288	1,184,084
Equatorial Energia SA	Electric Utilities	82,376	1,525,342
Fibria Celulose SA	Paper & Forest Products	70,952	645,171
Natura Cosmeticos SA	Personal Products	98,560	900,558
Odontoprev SA	Health Care Providers & Services	179,928	640,384
Qualicorp SA	Health Care Providers & Services	61,488	399,920

			17,455,208
Chile 0.3%
Aguas Andinas SA, A	Water Utilities	1,763,888	1,024,891
China 11.8%
AAC Technologies Holdings Inc	Electronic Equipment, Instruments & Components	308,000	3,604,529
Agricultural Bank of China Ltd., H	Banks	6,944,000	3,198,806
ANTA Sports Products Ltd	Textiles, Apparel & Luxury Goods	560,000	1,549,250
Belle International Holdings Ltd	Textiles, Apparel & Luxury Goods	2,968,000	1,928,637
China Everbright Bank Co. Ltd., H	Banks	1,568,000	766,699
China Mobile Ltd	Wireless Telecommunication Services	252,000	2,757,846
China Vanke Co. Ltd., H	Real Estate Management & Development	565,600	1,528,354
Chongqing Changan Automobile Co.
Ltd., B	Automobiles	548,800	762,664
Chongqing Rural Commercial Bank
Co. Ltd., H	Banks	1,232,000	832,272
Country Garden Holdings Co. Ltd	Real Estate Management & Development	1,736,000	1,561,428
Dongfeng Motor Group Co. Ltd., H	Automobiles	1,568,000	1,761,390
Great Wall Motor Co. Ltd., H	Automobiles	1,904,000	2,168,230
Guangdong Investment Ltd	Water Utilities	1,568,000	2,235,532
Guangzhou Automobile Group Co.
Ltd., H	Automobiles	560,000	896,403
Huaneng Power International
Inc., H	Independent Power and Renewable Electricity Producers	1,792,000	1,196,742
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	672,000	965,003
Longfor Properties Co. Ltd	Real Estate Management & Development	700,000	1,151,129
NetEase Inc., ADR	Internet Software & Services	12,600	3,578,400
Shenzhou International Group
Holdings Ltd	Textiles, Apparel & Luxury Goods	336,000	2,120,672
Sinopec Engineering Group Co.
Ltd., H	Construction & Engineering	728,000	747,531
Sinopec Shanghai Petrochemical Co.
Ltd., H	Chemicals	1,008,000	559,027
Sunac China Holdings Ltd	Real Estate Management & Development	952,000	1,234,789
Sunny Optical Technology Group
Co. Ltd	Electronic Equipment, Instruments & Components	224,000	1,637,161

			38,742,494
Czech Republic 1.1%
CEZ AS	Electric Utilities	80,976	1,397,340
Komercni Banka AS	Banks	35,392	1,316,716
a Moneta Money Bank AS	Banks	125,832	427,305
O2 Czech Republic AS	Diversified Telecommunication Services	54,992	615,949

			3,757,310

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STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
Hungary 0.5%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	24,192	$1,658,947
India 8.0%
Asian Paints Ltd	Chemicals	115,360	1,907,122
Bajaj Auto Ltd	Automobiles	24,920	1,076,643
Bharat Petroleum Corp. Ltd	Oil, Gas & Consumable Fuels	180,040	1,801,786
Coal India Ltd	Oil, Gas & Consumable Fuels	305,088	1,374,975
Dabur India Ltd	Personal Products	150,192	641,499
Divi’s Laboratories Ltd	Life Sciences Tools & Services	22,568	216,818
Eicher Motors Ltd	Machinery	2,352	926,801
HCL Technologies Ltd	IT Services	212,856	2,867,418
Hero Motocorp Ltd	Automobiles	18,648	925,278
Hindustan Petroleum Corp. Ltd	Oil, Gas & Consumable Fuels	48,384	391,669
Hindustan Unilever Ltd	Household Products	187,544	2,633,299
Infosys Ltd	IT Services	136,304	2,145,788
Marico Ltd	Personal Products	159,712	725,203
Maruti Suzuki India Ltd	Automobiles	28,336	2,625,100
Tata Consultancy Services Ltd	IT Services	71,792	2,688,593
Tech Mahindra Ltd	IT Services	180,320	1,275,028
Wipro Ltd	IT Services	237,664	1,887,477

			26,110,497
Indonesia 4.2%
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	4,676,000	1,368,534
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	761,600	948,749
Matahari Department Store Tbk PT	Multiline Retail	1,624,000	1,605,658
Perusahaan Perseroan (Persero) PT Telekomunikasi
Indonesia Tbk, B	Diversified Telecommunication Services	9,693,600	3,004,358
Semen Indonesia (Persero) Tbk PT	Construction Materials	1,534,400	1,036,329
Surya Citra Media Tbk PT	Media	3,780,000	765,900
Unilever Indonesia Tbk PT	Household Products	985,600	3,204,467
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	884,800	1,759,574

			13,693,569
Malaysia 3.5%
Astro Malaysia Holdings Bhd	Media	985,600	610,224
Berjaya Sports Toto Bhd	Hotels, Restaurants & Leisure	492,800	324,042
British American Tobacco Malaysia Bhd	Tobacco	117,600	1,211,741
Digi.Com Bhd	Wireless Telecommunication Services	2,570,400	2,979,585
Hartalega Holdings Bhd	Health Care Equipment & Supplies	330,400	370,305
Maxis Bhd	Wireless Telecommunication Services	1,024,800	1,491,292
Petronas Chemicals Group Bhd	Chemicals	1,299,200	2,260,499
Petronas Gas Bhd	Gas Utilities	341,600	1,525,255
Westports Holdings Bhd	Transportation Infrastructure	632,800	579,107

			11,352,050
Mexico 3.0%
Gentera SAB de CV	Consumer Finance	508,984	833,436
Gruma SAB de CV, B	Food Products	105,448	1,475,331
Grupo Aeroportuario del Pacifico SAB de CV, B	Transportation Infrastructure	200,256	1,936,409
Kimberly-Clark de Mexico SAB de CV, A	Household Products	949,704	2,048,751
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,555,232	3,563,942

			9,857,869
Philippines 0.7%
Globe Telecom Inc	Wireless Telecommunication Services	15,680	635,013
PLDT Inc	Wireless Telecommunication Services	52,080	1,708,494

			2,343,507

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STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
Poland 0.7%
Eurocash SA	Food & Staples Retailing	31,640	$254,832
PGE Polska Grupa Energetyczna SA	Electric Utilities	532,000	1,530,761
a Tauron Polska Energia SA	Electric Utilities	487,536	417,155

			2,202,748
Qatar 2.1%
Barwa Real Estate Co	Real Estate Management & Development	62,104	609,766
The Commercial Bank QSC	Banks	49,339	460,042
Doha Bank QSC	Banks	71,008	612,357
a Doha Bank QSC, rts., 5/09/17	Banks	14,201	24,961
Industries Qatar QSC	Industrial Conglomerates	82,600	2,502,205
Qatar Electricity & Water Co. QSC	Multi-Utilities	18,368	1,109,819
Qatar Insurance Co. SAQ	Insurance	75,992	1,467,204

			6,786,354
Russia 8.8%
Alrosa PJSC	Metals & Mining	1,770,664	2,863,640
Federal Hydrogenerating Co	Electric Utilities	34,119,065	566,936
Gazprom PAO	Oil, Gas & Consumable Fuels	1,222,984	2,769,746
Inter RAO UES PJSC	Electric Utilities	12,264,000	865,895
LUKOIL PJSC	Oil, Gas & Consumable Fuels	60,592	3,222,538
MMC Norilsk Nickel PJSC	Metals & Mining	18,032	2,843,929
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	358,232	3,951,299
b PhosAgro PJSC, GDR, Reg S	Chemicals	73,752	1,076,779
Rosneft PJSC	Oil, Gas & Consumable Fuels	649,880	3,737,203
Rostelecom PJSC	Diversified Telecommunication Services	429,240	586,014
Severstal PJSC	Metals & Mining	141,288	2,045,773
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	2,706,536	1,414,711
Tatneft PAO	Oil, Gas & Consumable Fuels	476,280	2,955,305

			28,899,768
South Africa 4.7%
Bidvest Group Ltd	Industrial Conglomerates	97,776	1,122,013
Fortress Income Fund Ltd., A	Equity Real Estate Investment Trusts (REITs)	437,416	547,718
Life Healthcare Group Holdings Ltd	Health Care Providers & Services	664,048	1,435,686
a Life Healthcare Group Holdings Ltd., rts.,
4/13/17	Health Care Providers & Services	178,372	59,862
Mr. Price Group Ltd	Specialty Retail	159,936	1,907,245
Pick ‘N Pay Stores Ltd	Food & Staples Retailing	162,064	804,110
Sibanye Gold Ltd	Metals & Mining	366,352	784,137
The Spar Group Ltd	Food & Staples Retailing	99,344	1,291,074
Tiger Brands Ltd	Food Products	74,480	2,224,332
Truworths International Ltd	Specialty Retail	289,968	1,872,966
Vodacom Group Ltd	Wireless Telecommunication Services	287,392	3,257,842

			15,306,985
South Korea 16.1%
BGF retail Co. Ltd	Food & Staples Retailing	8,736	820,245
Coway Co. Ltd	Household Durables	36,456	3,136,070
DGB Financial Group Inc	Banks	66,024	640,580
Dongbu Insurance Co. Ltd	Insurance	25,256	1,445,394
Hana Financial Group Inc	Banks	99,064	3,273,196
Hankook Tire Co. Ltd	Auto Components	37,408	1,823,067
Hanon Systems	Auto Components	106,008	879,687
Hanssem Co. Ltd	Household Durables	4,928	969,472
Hanwha Life Insurance Co. Ltd	Insurance	90,720	489,984
Hyundai Marine & Fire Insurance Co. Ltd	Insurance	31,640	990,253

libertyshares.com

Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
South Korea (continued)
Hyundai Mobis Co. Ltd	Auto Components	14,673	$3,155,554
Industrial Bank of Korea	Banks	104,328	1,138,158
Kangwon Land Inc	Hotels, Restaurants & Leisure	66,640	2,276,355
KB Financial Group Inc	Banks	79,520	3,484,289
KEPCO Plant Service and Engineering
Co. Ltd	Commercial Services & Supplies	11,872	662,445
Kia Motors Corp	Automobiles	95,424	3,161,459
Korea Electric Power Corp	Electric Utilities	72,072	2,993,601
KT&G Corp	Tobacco	33,208	2,895,270
Lotte Chemical Corp	Chemicals	6,720	2,226,379
Naver Corp	Internet Software & Services	4,480	3,425,199
NCSoft Corp	Software	8,624	2,352,070
S-1 Corp	Commercial Services & Supplies	11,872	952,265
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	1,848	3,404,167
SK Hynix Inc	Semiconductors & Semiconductor Equipment	80,304	3,626,354
SK Telecom Co. Ltd	Wireless Telecommunication Services	11,480	2,586,927
			52,808,440
Taiwan 14.5%
Advantech Co. Ltd	Technology Hardware, Storage & Peripherals	168,000	1,406,344
Asustek Computer Inc	Technology Hardware, Storage & Peripherals	336,000	3,322,073
Casetek Holdings Ltd	Technology Hardware, Storage & Peripherals	56,000	186,405
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	392,000	3,875,752
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	336,150	857,478
Chunghwa Telecom Co. Ltd	Diversified Telecommunication Services	896,000	3,041,542
Eclat Textile Co. Ltd	Textiles, Apparel & Luxury Goods	112,000	1,122,122
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	952,000	2,337,448
Feng Tay Enterprise Co. Ltd	Textiles, Apparel & Luxury Goods	224,800	896,459
Formosa Petrochemical Corp	Oil, Gas & Consumable Fuels	336,000	1,173,799
Foxconn Technology Co. Ltd	Technology Hardware, Storage & Peripherals	392,200	1,195,633
Highwealth Construction Corp	Real Estate Management & Development	448,000	786,962
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments & Components	1,176,000	3,526,934
Inventec Corp	Technology Hardware, Storage & Peripherals	1,288,000	965,708
Largan Precision Co. Ltd	Electronic Equipment, Instruments & Components	26,000	4,095,905
Micro-Star International Co. Ltd	Technology Hardware, Storage & Peripherals	224,000	521,196
Nanya Technology Corp	Semiconductors & Semiconductor Equipment	336,000	535,961
Nien Made Enterprise Co. Ltd	Household Durables	56,000	522,304
Novatek Microelectronics Corp. Ltd	Semiconductors & Semiconductor Equipment	392,000	1,518,003
Phison Electronics Corp	Semiconductors & Semiconductor Equipment	112,000	1,005,850
President Chain Store Corp	Food & Staples Retailing	336,000	2,768,394
Realtek Semiconductor Corp	Semiconductors & Semiconductor Equipment	224,000	800,989
Ruentex Industries Ltd	Textiles, Apparel & Luxury Goods	224,000	360,260
Siliconware Precision Industries Co	Semiconductors & Semiconductor Equipment	1,344,000	2,192,568
Taiwan Fertilizer Co. Ltd	Chemicals	336,000	465,090
Taiwan Mobile Co. Ltd	Wireless Telecommunication Services	840,000	3,086,760
Taiwan Semiconductor Manufacturing
Co. Ltd	Semiconductors & Semiconductor Equipment	504,000	3,139,359
Transcend Information Inc	Technology Hardware, Storage & Peripherals	168,000	550,357
Vanguard International
Semiconductor Corp	Semiconductors & Semiconductor Equipment	560,000	1,066,755
Zhen Ding Technology Holding Ltd	Electronic Equipment, Instruments & Components	168,000	394,773
			47,719,183
Thailand 2.9%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	705,600	3,655,054
BEC World PCL, NVDR	Media	700,000	354,456

36 Annual Report

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
Thailand (continued)
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	168,000	$894,696
Central Pattana PCL, NVDR	Real Estate Management & Development	610,400	1,008,082
Delta Electronics Thailand PCL, NVDR	Electronic Equipment, Instruments & Components	324,800	827,064
KCE Electronics PCL, NVDR	Electronic Equipment, Instruments & Components	106,400	323,574
The Siam Cement PCL, NVDR	Construction Materials	112,000	1,760,058
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	341,600	750,551

			9,573,535
Turkey 2.1%
BIM Birlesik Magazalar AS	Food & Staples Retailing	125,720	1,929,825
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	805,056	1,304,307
Ford Otomotiv Sanayi AS	Automobiles	43,288	423,174
Petkim Petrokimya Holding AS	Chemicals	238,000	331,350
TAV Havalimanlari Holding AS	Transportation Infrastructure	99,288	395,064
Tofas Turk Otomobil Fabrikasi AS	Automobiles	71,512	534,526
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	66,808	1,654,767
Turk Telekomunikasyon AS	Diversified Telecommunication Services	227,864	369,173
			6,942,186
United Arab Emirates 2.0%
Aldar Properties PJSC	Real Estate Management & Development	1,824,368	1,122,535
Dubai Islamic Bank PJSC	Banks	313,208	477,529
Emirates Telecommunications Group
Co. PJSC	Diversified Telecommunication Services	603,680	2,966,628
First Gulf Bank PJSC	Banks	470,232	1,651,509
National Bank of Abu Dhabi PJSC	Banks	171,920	479,766

			6,697,967

Total Common Stocks and Other
Equity Interests
(Cost $284,134,954)			302,933,508

Management Investment
Companies 4.0%
India 4.0%
iShares MSCI India ETF	Diversified Financial Services	222,432	7,003,272
Wisdomtree India Earnings ETF	Diversified Financial Services	251,496	6,068,598

Total Management Investment
Companies
(Cost $11,521,776)			13,071,870

Preferred Stocks 3.1%
Brazil 0.5%
c Braskem SA, 7.918%, pfd., A	Chemicals	90,104	901,054
c Companhia Paranaense de Energia,
3.832%, pfd., B	Electric Utilities	50,344	519,146

			1,420,200
Russia 1.4%
c Surgutneftegas OAO, 21.497%, pfd	Oil, Gas & Consumable Fuels	3,509,184	2,004,913
c Transneft PJSC, 0.481%, pfd	Oil, Gas & Consumable Fuels	840	2,552,417

			4,557,330
South Korea 1.2%
c Hyundai Motor Co., 4.079%, pfd	Automobiles	13,048	1,158,604
c Hyundai Motor Co., 3.961%, pfd., 2	Automobiles	20,944	1,938,392

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Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares/Rights	Value
Preferred Stocks (continued)
South Korea (continued)
c LG Chem Ltd., 2.651%, pfd	Chemicals	2,016	$343,421
c Samsung Electronics Co. Ltd., 1.781%, pfd	Technology Hardware, Storage & Peripherals	392	561,903
			4,002,320
Total Preferred Stocks
(Cost $8,890,486)			9,979,850
Total Investments
(Cost $304,547,216) 99.4%			325,985,228
Other Assets, less Liabilities 0.6%			2,100,322
Net Assets 100.0%			$328,085,550

See Abbreviations on page 77.
aNon-income-producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2017, the aggregate value of these securities value was $1,076,779, representing 0.3% of net assets.
cVariable rate securities. The rate shown represents the yield at period end.

38 Annual Report | The accompanying notes are an integral part of these financial statements. libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin LibertyQ Global Dividend ETF
Period Ended
March 31, 2017[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.43
Income from investment operations[b]:
Net investment income[c]	0.67
Net realized and unrealized gains (losses)	1.79
Total from investment operations	2.46
Less distributions from net investment income	(0.58)
Net asset value, end of period	$27.31

Total return[d]	9.79%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.98%
Expenses net of waiver and payments by affiliates	0.45%
Net investment income	3.11%

Supplemental data
Net assets, end of period (000’s)	$27,306
Portfolio turnover rate[f]	13.38%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
eRatios are annualized for periods less than one year.
fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

libertyshares.com

The accompanying notes are an integral part of these financial statements. | Annual Report 39

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2017

Franklin LibertyQ Global Dividend ETF

	Industry	Shares	Value

Common Stocks 97.6%
Australia 12.8%
Amcor Ltd	Containers & Packaging	15,295	$175,718
BHP Billiton Ltd	Metals & Mining	28,365	520,183
Brambles Ltd	Commercial Services & Supplies	26,500	189,015
Challenger Ltd	Diversified Financial Services	7,705	73,766
Commonwealth Bank of Australia	Banks	8,905	583,602
Flight Centre Travel Group Ltd	Hotels, Restaurants & Leisure	1,040	22,912
Telstra Corp. Ltd	Diversified Telecommunication Services	86,685	308,155
Wesfarmers Ltd	Food & Staples Retailing	16,315	560,937
Westpac Banking Corp	Banks	22,245	594,954
Woolworths Ltd	Food & Staples Retailing	22,750	459,903

			3,489,145
Belgium 0.3%
Proximus SADP	Diversified Telecommunication Services	2,740	86,203
Brazil 2.1%
Ambev SA	Beverages	98,580	566,339
Canada 9.7%
Bank of Nova Scotia	Banks	9,365	546,318
Canadian Imperial Bank of Commerce	Banks	6,490	558,024
IGM Financial Inc	Capital Markets	1,830	54,420
National Bank of Canada	Banks	5,955	249,336
Royal Bank of Canada	Banks	7,760	563,766
TELUS Corp	Diversified Telecommunication Services	3,045	98,566
The Toronto-Dominion Bank	Banks	10,690	533,919
Vermilion Energy Inc	Oil, Gas & Consumable Fuels	1,480	55,343

			2,659,692
Denmark 1.0%
Pandora AS	Textiles, Apparel & Luxury Goods	2,280	253,160
Tryg AS	Insurance	900	16,375

			269,535
Finland 0.5%
Elisa OYJ	Diversified Telecommunication Services	1,850	65,593
Nokian Renkaat OYJ	Auto Components	1,650	69,072
			134,665
France 2.2%
CNP Assurances	Insurance	2,165	44,181
Sanofi	Pharmaceuticals	6,200	561,133

			605,314
Germany 1.9%
a Deutsche Boerse AG	Capital Markets	2,150	197,553
Hugo Boss AG	Textiles, Apparel & Luxury Goods	1,470	107,557
ProSiebenSat.1 Media SE	Media	4,885	216,853

			521,963
Hong Kong 0.6%
Power Assets Holdings Ltd	Electric Utilities	15,000	129,318
SJM Holdings Ltd	Hotels, Restaurants & Leisure	25,000	20,331

			149,649
Japan 3.4%
Daito Trust Construction Co. Ltd	Real Estate Management & Development	2,000	274,522
Lawson Inc	Food & Staples Retailing	500	33,878
NTT DoCoMo Inc	Wireless Telecommunication Services	22,500	523,479

40 Annual Report

libertyshares.com

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Resona Holdings Inc	Banks	20,000	$107,314

			939,193
Mexico 0.2%
Kimberly-Clark de Mexico SAB de CV, A	Household Products	28,510	61,503
Netherlands 1.0%
Boskalis Westminster	Construction & Engineering	1,355	46,847
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	10,120	217,126

			263,973
Qatar 0.5%
Qatar National Bank QPSC	Banks	3,063	122,903
Singapore 1.7%
ComfortDelGro Corp. Ltd	Road & Rail	33,000	60,459
SATS Ltd	Transportation Infrastructure	6,500	22,701
Singapore Telecommunications Ltd	Diversified Telecommunication Services	125,500	352,079
StarHub Ltd	Wireless Telecommunication Services	18,500	38,131

			473,370
South Africa 1.4%
FirstRand Ltd	Diversified Financial Services	41,865	144,746
RMB Holdings Ltd	Diversified Financial Services	12,280	53,640
Sanlam Ltd	Insurance	18,335	92,121
The Spar Group Ltd	Food & Staples Retailing	2,865	37,233
Truworths International Ltd	Specialty Retail	8,760	56,583

			384,323
Spain 0.4%
Red Electrica Corp. SA	Electric Utilities	5,890	113,394
Sweden 3.5%
Atlas Copco AB, B	Machinery	7,790	248,490
Hennes & Mauritz AB, B	Specialty Retail	17,000	436,029
Skanska AB, B	Construction & Engineering	5,265	124,426
Telia Co. AB	Diversified Telecommunication Services	33,600	141,463

			950,408
Switzerland 3.9%
Novartis AG	Pharmaceuticals	6,910	513,271
Roche Holding AG	Pharmaceuticals	2,145	548,170

			1,061,441
Taiwan 0.1%
Feng TAY Enterprise Co. Ltd	Textiles, Apparel & Luxury Goods	5,600	22,332
Thailand 0.5%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	26,000	134,682
United Kingdom 16.9%
Aberdeen Asset Management PLC	Capital Markets	22,070	73,050
Admiral Group PLC	Insurance	7,055	175,468
BAE Systems PLC	Aerospace & Defense	39,515	317,469
British American Tobacco PLC	Tobacco	9,285	615,353
BT Group PLC	Diversified Telecommunication Services	108,380	431,237
GlaxoSmithKline PLC	Pharmaceuticals	27,315	566,820
IMI PLC	Machinery	2,370	35,355
Marks & Spencer Group PLC	Multiline Retail	21,855	92,097
NEX Group PLC	Capital Markets	1,370	9,739
Provident Financial PLC	Consumer Finance	2,825	105,870

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Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
RELX NV	Professional Services	17,635	$327,436
RELX PLC	Professional Services	22,450	439,055
Smiths Group PLC	Industrial Conglomerates	4,940	100,009
Tate & Lyle PLC	Food Products	5,690	54,395
Unilever NV, IDR	Personal Products	12,855	640,294
Unilever PLC	Personal Products	13,005	640,646

			4,624,293
United States 33.0%
Altria Group Inc	Tobacco	8,030	573,503
Bristol-Myers Squibb Co	Pharmaceuticals	8,690	472,562
Chevron Corp	Oil, Gas & Consumable Fuels	4,565	490,144
Cincinnati Financial Corp	Insurance	1,675	121,052
Clorox Co	Household Products	3,035	409,209
Darden Restaurants Inc	Hotels, Restaurants & Leisure	1,850	154,789
Eli Lilly & Co	Pharmaceuticals	6,535	549,659
H&R Block Inc	Diversified Consumer Services	3,525	81,956
Hasbro Inc	Leisure Products	1,305	130,265
Intel Corp	Semiconductors & Semiconductor Equipment	14,315	516,342
Johnson & Johnson	Pharmaceuticals	4,325	538,679
Kimberly-Clark Corp	Household Products	4,425	582,463
Leggett & Platt Inc	Household Durables	2,125	106,930
Lockheed Martin Corp	Aerospace & Defense	1,900	508,440
Mattel Inc	Leisure Products	4,755	121,776
Maxim Integrated Products Inc	Semiconductors & Semiconductor Equipment	5,035	226,374
McDonald’s Corp	Hotels, Restaurants & Leisure	4,100	531,401
Merck & Co. Inc	Pharmaceuticals	8,055	511,815
Microchip Technology Inc	Semiconductors & Semiconductor Equipment	2,790	205,846
Navient Corp	Consumer Finance	2,070	30,553
Paychex Inc	IT Services	6,970	410,533
Philip Morris International Inc	Tobacco	5,610	633,369
The Procter & Gamble Co	Household Products	6,085	546,737
Seagate Technology PLC	Technology Hardware, Storage & Peripherals	3,810	174,993
Sysco Corp	Food & Staples Retailing	7,275	377,718
			9,007,108

Total Common Stocks
(Cost $24,965,862)			26,641,428

Preferred Stocks (Cost $338,712) 1.9%
Brazil 1.9%
b Itau Unibanco Holding SA, 4.697%, pfd	Banks	44,000	525,236

Total Investments
(Cost $25,304,574) 99.5%			27,166,664
Other Assets, less Liabilities 0.5%			139,564

Net Assets 100.0%			$27,306,228

See Abbreviations on page 77.
aNon-income-producing.
bVariable rate security. The rate shown represents the yield at period end.

42 Annual Report | The accompanying notes are an integral part of these financial statements.

libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin LibertyQ Global Equity ETF
Period Ended
March 31, 2017[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.32
Income from investment operations[b]:
Net investment income[c]	0.56
Net realized and unrealized gains (losses)	1.92
Total from investment operations	2.48
Less distributions from net investment income	(0.62)
Net asset value, end of period	$27.18

Total return[d]	9.95%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.04%
Expenses net of waiver and payments by affiliates	0.35%
Net investment income	2.60%

Supplemental data
Net assets, end of period (000’s)	$21,744
Portfolio turnover rate[f]	13.84%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
eRatios are annualized for periods less than one year.
fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

libertyshares.com

The accompanying notes are an integral part of these financial statements. | Annual Report 43

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2017

Franklin LibertyQ Global Equity ETF

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests 98.2%
Australia 3.9%
AGL Energy Ltd	Multi-Utilities	1,492	$30,014
Amcor Ltd	Containers & Packaging	3,100	35,614
Aristocrat Leisure Ltd	Hotels, Restaurants & Leisure	1,104	15,134
Aurizon Holdings Ltd	Road & Rail	4,040	16,180
Australia & New Zealand Banking
Group Ltd	Banks	2,888	70,103
Brambles Ltd	Commercial Services & Supplies	4,028	28,730
Caltex Australia Ltd	Oil, Gas & Consumable Fuels	348	7,829
Cimic Group Ltd	Construction & Engineering	108	2,960
Coca-Cola Amatil Ltd	Beverages	216	1,783
Cochlear Ltd	Health Care Equipment & Supplies	180	18,569
Crown Resorts Ltd	Hotels, Restaurants & Leisure	256	2,306
CSL Ltd	Biotechnology	1,396	133,469
Dexus Property Group	Equity Real Estate Investment Trusts (REITs)	2,552	19,020
Flight Centre Travel Group Ltd	Hotels, Restaurants & Leisure	156	3,437
Fortescue Metals Group Ltd	Metals & Mining	1,312	6,235
Goodman Group	Equity Real Estate Investment Trusts (REITs)	2,232	13,179
GPT Group	Equity Real Estate Investment Trusts (REITs)	4,656	18,292
Harvey Norman Holdings Ltd	Multiline Retail	1,576	5,446
Incitec Pivot Ltd	Chemicals	3,656	10,487
Macquarie Group Ltd	Capital Markets	280	19,266
Medibank Private Ltd	Insurance	6,564	14,121
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	5,252	8,774
Newcrest Mining Ltd	Metals & Mining	892	15,154
Qantas Airways Ltd	Airlines	828	2,457
REA Group Ltd	Media	156	7,061
Scentre Group	Equity Real Estate Investment Trusts (REITs)	13,760	45,031
Sonic Healthcare Ltd	Health Care Providers & Services	928	15,659
Tabcorp Holdings Ltd	Hotels, Restaurants & Leisure	2,016	7,305
Tatts Group Ltd	Hotels, Restaurants & Leisure	3,824	12,923
Telstra Corp. Ltd	Diversified Telecommunication Services	14,936	53,096
Vicinity Centres	Equity Real Estate Investment Trusts (REITs)	7,780	16,796
Wesfarmers Ltd	Food & Staples Retailing	2,864	98,469
Westfield Corp	Equity Real Estate Investment Trusts (REITs)	4,448	30,131
Woolworths Ltd	Food & Staples Retailing	3,424	69,218
			854,248
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	280	11,046
Belgium 0.1%
Colruyt SA	Food & Staples Retailing	204	10,041
Proximus SADP	Diversified Telecommunication Services	416	13,088

			23,129
Bermuda 0.1%
Axis Capital Holdings Ltd	Insurance	256	17,160
Brazil 0.7%
AES Tiete Energia SA	Independent Power and Renewable Electricity Producers	328	1,415
Ambev SA	Beverages	12,788	73,467
Banco Santander Brasil SA	Banks	696	6,061
BB Seguridade Participacoes SA	Insurance	2,152	19,792
Cielo SA	IT Services	2,392	21,329
EDP-Energias do Brasil SA	Electric Utilities	828	3,638
Engie Brasil SA	Independent Power and Renewable Electricity Producers	412	4,590
Equatorial Energia SA	Electric Utilities	308	5,703
Fibria Celulose SA	Paper & Forest Products	300	2,728

44 Annual Report

libertyshares.com

		FRANKLIN TEMPLETON ETF TRUST
		STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
Brazil (continued)
a Itausa – Investimentos Itau SA, IDR	Banks	72	$215
JBS SA	Food Products	1,144	3,679
Natura Cosmeticos SA	Personal Products	388	3,545
Odontoprev SA	Health Care Providers & Services	688	2,449
Qualicorp SA	Health Care Providers & Services	216	1,405

			150,016
Canada 2.9%
Agrium Inc	Chemicals	284	27,028
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	960	43,247
BCE Inc	Diversified Telecommunication Services	352	15,541
Canadian Imperial Bank
of Commerce	Banks	584	50,214
Canadian National Railway Co	Road & Rail	1,632	120,119
CCL Industries Inc., B	Containers & Packaging	52	11,313
CI Financial Corp	Capital Markets	608	12,049
Constellation Software Inc	Software	56	27,440
Dollarama Inc	Multiline Retail	324	26,775
First Capital Realty Inc	Real Estate Management & Development	147	2,208
Gildan Activewear Inc	Textiles, Apparel & Luxury Goods	540	14,548
H&R Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs)	412	7,127
The Jean Coutu Group (PJC) Inc., A	Food & Staples Retailing	208	3,264
Linamar Corp	Auto Components	92	4,173
Magna International Inc	Auto Components	1,016	43,721
Metro Inc., A	Food & Staples Retailing	608	18,623
Peyto Exploration &
Development Corp	Oil, Gas & Consumable Fuels	312	6,398
RioCan REIT	Equity Real Estate Investment Trusts (REITs)	416	8,172
Rogers Communications Inc., B	Wireless Telecommunication Services	804	35,448
Saputo Inc	Food Products	572	19,682
Shaw Communications Inc., B	Media	932	19,267
Smart REIT	Equity Real Estate Investment Trusts (REITs)	132	3,234
TELUS Corp	Diversified Telecommunication Services	476	15,408
The Toronto-Dominion Bank	Banks	1,928	96,295

			631,294
Chile 0.1%
Aguas Andinas SA, A	Water Utilities	4,800	2,789
Enel Americas SA	Electric Utilities	47,692	9,874

			12,663
China 3.3%
AAC Technologies Holdings Inc	Electronic Equipment, Instruments & Components	2,000	23,406
Agricultural Bank of China Ltd., H	Banks	48,000	22,111
ANTA Sports Products Ltd	Textiles, Apparel & Luxury Goods	4,000	11,066
Bank of China Ltd., H	Banks	180,000	89,404
Belle International Holdings Ltd	Textiles, Apparel & Luxury Goods	12,000	7,798
China Construction Bank Corp., H	Banks	184,000	147,977
China Everbright Bank Co. Ltd., H	Banks	12,000	5,868
China Mobile Ltd	Wireless Telecommunication Services	14,000	153,214
China Resources Power Holdings
Co. Ltd	Independent Power and Renewable Electricity Producers	8,000	14,432
China Vanke Co. Ltd., H	Real Estate Management & Development	2,400	6,485
Chongqing Changan Automobile Co.
Ltd., B	Automobiles	2,000	2,779
Chongqing Rural Commercial Bank
Co. Ltd., H	Banks	12,000	8,106

libertyshares.com

Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
China (continued)
Country Garden Holdings Co. Ltd	Real Estate Management & Development	3,000	$2,698
Dongfeng Motor Group Co. Ltd., H	Automobiles	8,000	8,987
Fuyao Group Glass Industries Co.
Ltd., H	Auto Components	1,600	5,548
Great Wall Motor Co. Ltd., H	Automobiles	8,000	9,110
Guangdong Investment Ltd	Water Utilities	8,000	11,406
Guangzhou Automobile Group Co.
Ltd., H	Automobiles	8,000	12,806
Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	8,000	5,343
Industrial and Commercial Bank of
China Ltd., H	Banks	160,000	104,587
Longfor Properties Co. Ltd	Real Estate Management & Development	6,000	9,867
NetEase Inc., ADR	Internet Software & Services	104	29,536
Sinopec Engineering Group Co.
Ltd., H	Construction & Engineering	4,000	4,107
Sinopec Shanghai Petrochemical Co.
Ltd., H	Chemicals	8,000	4,437
Sunac China Holdings Ltd	Real Estate Management & Development	4,000	5,188
Sunny Optical Technology Group
Co. Ltd	Electronic Equipment, Instruments & Components	1,000	7,309

			713,575
Czech Republic 0.0%†
CEZ AS	Electric Utilities	380	6,558
a Moneta Money Bank AS	Banks	314	1,066
O2 Czech Republic AS	Diversified Telecommunication Services	140	1,568

			9,192
Denmark 1.2%
Coloplast AS, B	Health Care Equipment & Supplies	348	27,253
Novo Nordisk AS, B	Pharmaceuticals	5,760	198,414
Pandora AS	Textiles, Apparel & Luxury Goods	320	35,531

			261,198
Finland 0.4%
Elisa OYJ	Diversified Telecommunication Services	336	11,913
Kone OYJ, B	Machinery	824	36,275
Neste Oil OYJ	Oil, Gas & Consumable Fuels	200	7,821
Nokian Renkaat OYJ	Auto Components	244	10,214
Orion OYJ, B	Pharmaceuticals	292	15,262
			81,485
France 0.6%
Cie Generale des Etablissements
Michelin, B	Auto Components	428	52,117
CNP Assurances	Insurance	416	8,489
Hermes International	Textiles, Apparel & Luxury Goods	60	28,499
SCOR SE	Insurance	384	14,551
Societe BIC SA	Commercial Services & Supplies	68	8,495
Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs)	108	25,309

			137,460
Germany 0.3%
b Covestro AG, 144A	Chemicals	92	7,101
Deutsche Lufthansa AG	Airlines	476	7,738
Hannover Rueck SE	Insurance	156	18,045
Hugo Boss AG	Textiles, Apparel & Luxury Goods	180	13,170

46 Annual Report

libertyshares.com

		FRANKLIN TEMPLETON ETF TRUST
		STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
Germany (continued)
ProSiebenSat.1 Media SE	Media	524	$23,261

			69,315
Hong Kong 1.1%
CLP Holdings Ltd	Electric Utilities	2,000	20,910
b HK Electric Investments & HK Electric
Investments Ltd., 144A	Electric Utilities	12,000	11,056
HKT Trust and HKT Ltd	Diversified Telecommunication Services	8,000	10,315
Hongkong Land Holdings Ltd	Real Estate Management & Development	2,000	15,380
Kerry Properties Ltd	Real Estate Management & Development	6,000	20,807
Link REIT	Equity Real Estate Investment Trusts (REITs)	4,000	28,025
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	3,200	6,671
MTR Corp. Ltd	Road & Rail	4,000	22,467
New World Development Co. Ltd	Real Estate Management & Development	12,000	14,762
NWS Holdings Ltd	Industrial Conglomerates	4,000	7,298
PCCW Ltd	Diversified Telecommunication Services	16,000	9,429
Sands China Ltd	Hotels, Restaurants & Leisure	4,800	22,235
Sino Land Co. Ltd	Real Estate Management & Development	8,000	14,020
The Wharf Holdings Ltd	Real Estate Management & Development	3,000	25,748
Yue Yuen Industrial Holdings Ltd	Textiles, Apparel & Luxury Goods	2,000	7,862

			236,985
Hungary 0.1%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	80	5,486
Richter Gedeon Nyrt	Pharmaceuticals	304	6,917

			12,403
Indonesia 0.4%
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	20,000	5,853
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	4,400	5,481
Matahari Department Store Tbk PT	Multiline Retail	5,600	5,537
Perusahaan Perseroan (Persero) PT
Telekomunikasi Indonesia Tbk, B	Diversified Telecommunication Services	136,800	42,399
Semen Indonesia (Persero) Tbk PT	Construction Materials	7,600	5,133
Surya Citra Media Tbk PT	Media	15,600	3,161
Unilever Indonesia Tbk PT	Household Products	4,400	14,306
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	4,400	8,750

			90,620
Ireland 0.1%
Paddy Power PLC	Hotels, Restaurants & Leisure	136	14,619
Israel 0.4%
Azrieli Group Ltd	Real Estate Management & Development	92	4,871
Bank Hapoalim B.M	Banks	596	3,625
Bezeq Israeli Telecommunication Corp. Ltd	Diversified Telecommunication Services	7,012	12,573
Mizrahi Tefahot Bank Ltd	Banks	340	5,754
a Taro Pharmaceutical Industries Ltd	Pharmaceuticals	28	3,265
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	2,016	64,693
			94,781
Italy 0.1%
Snam SpA	Oil, Gas & Consumable Fuels	4,908	21,281
Japan 4.1%
Astellas Pharma Inc	Pharmaceuticals	4,800	63,150
Bridgestone Corp	Auto Components	1,200	48,493
CANON Inc	Technology Hardware, Storage & Peripherals	2,400	74,759

libertyshares.com

Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
Japan (continued)
Daito Trust Construction Co. Ltd	Real Estate Management & Development	100	$13,726
Hino Motors Ltd	Machinery	800	9,671
Hitachi Chemical Co. Ltd	Chemicals	400	11,056
Hoya Corp	Health Care Equipment & Supplies	800	38,453
Isuzu Motors Ltd	Automobiles	2,000	26,429
Japan Airlines Co. Ltd	Airlines	400	12,657
Japan Post Bank Co. Ltd	Banks	800	9,915
Japan Tobacco Inc	Tobacco	2,400	77,925
Kakaku.com Inc	Internet Software & Services	400	5,438
KDDI Corp	Wireless Telecommunication Services	4,400	115,380
Kuraray Co. Ltd	Chemicals	1,200	18,178
Murata Manufacturing Co. Ltd	Electronic Equipment, Instruments & Components	400	56,843
Nippon Telegraph &
Telephone Corp	Diversified Telecommunication Services	1,600	68,233
Nitto Denko Corp	Chemicals	400	30,879
NTT DoCoMo Inc	Wireless Telecommunication Services	3,600	83,757
Park24 Co. Ltd	Commercial Services & Supplies	400	10,460
Resona Holdings Inc	Banks	3,200	17,170
Santen Pharmaceutical Co. Ltd	Pharmaceuticals	1,200	17,360
Start Today Co. Ltd	Internet & Direct Marketing Retail	400	8,842
Subaru Corp	Automobiles	1,600	58,627
Sumitomo Rubber Industries Ltd	Auto Components	800	13,619

			891,020
Luxembourg 0.0%†
RTL Group SA	Media	96	7,752
Malaysia 0.2%
AirAsia Bhd	Airlines	2,000	1,419
Astro Malaysia Holdings Bhd	Media	2,800	1,734
Berjaya Sports Toto Bhd	Hotels, Restaurants & Leisure	1,600	1,052
British American Tobacco
Malaysia Bhd	Tobacco	400	4,122
Digi.Com Bhd	Wireless Telecommunication Services	10,800	12,519
Hartalega Holdings Bhd	Health Care Equipment & Supplies	2,000	2,242
Maxis Bhd	Wireless Telecommunication Services	3,200	4,657
Petronas Chemicals Group Bhd	Chemicals	6,800	11,831
Petronas Gas Bhd	Gas Utilities	2,400	10,716
Westports Holdings Bhd	Transportation Infrastructure	3,600	3,294

			53,586
Mexico 0.2%
Gentera SAB de CV	Consumer Finance	2,696	4,415
Gruma SAB de CV, B	Food Products	428	5,988
Grupo Aeroportuario del Pacifico SAB
de CV, B	Transportation Infrastructure	844	8,161
Kimberly-Clark de Mexico SAB de
CV, A	Household Products	3,632	7,835
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	9,096	20,844

			47,243
Netherlands 0.3%
Aegon NV	Insurance	3,364	17,166
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	2,168	46,515

			63,681
New Zealand 0.1%
Fletcher Building Ltd	Construction Materials	648	3,769
Mercury NZ Ltd	Electric Utilities	1,572	3,461
Meridian Energy Ltd	Independent Power and Renewable Electricity Producers	2,888	5,653

48 Annual Report

libertyshares.com

		FRANKLIN TEMPLETON ETF TRUST
		STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
New Zealand (continued)
Spark New Zealand Ltd	Diversified Telecommunication Services	6,016	$14,719

			27,602
Norway 0.2%
a Marine Harvest ASA	Food Products	400	6,096
Telenor ASA	Diversified Telecommunication Services	1,564	26,022
Yara International ASA	Chemicals	472	18,168

			50,286
Philippines 0.1%
Globe Telecom Inc	Wireless Telecommunication Services	80	3,240
PLDT Inc	Wireless Telecommunication Services	220	7,217

			10,457
Poland 0.1%
Eurocash SA	Food & Staples Retailing	88	709
PGE Polska Grupa Energetyczna SA	Electric Utilities	2,384	6,860
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	540	13,629
a Tauron Polska Energia SA	Electric Utilities	1,976	1,691

			22,889
Qatar 0.1%
Barwa Real Estate Co	Real Estate Management & Development	380	3,731
The Commercial Bank QSC	Banks	126	1,175
Doha Bank QSC	Banks	400	3,449
a Doha Bank QSC, rts., 5/09/17	Banks	80	141
Industries Qatar QSC	Industrial Conglomerates	344	10,421
Qatar Electricity & Water Co. QSC	Multi-Utilities	48	2,900
Qatar Insurance Co. SAQ	Insurance	284	5,483

			27,300
Russia 1.2%
Alrosa PJSC	Metals & Mining	6,352	10,273
Federal Hydrogenerating Co	Electric Utilities	182,372	3,030
Gazprom PAO	Oil, Gas & Consumable Fuels	30,752	69,646
Inter RAO UES PJSC	Electric Utilities	44,008	3,107
LUKOIL PJSC	Oil, Gas & Consumable Fuels	1,228	65,310
MMC Norilsk Nickel PJSC	Metals & Mining	168	26,496
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,536	16,942
c PhosAgro PJSC, GDR, Reg S	Chemicals	124	1,811
Rosneft PJSC	Oil, Gas & Consumable Fuels	3,040	17,482
Rostelecom PJSC	Diversified Telecommunication Services	1,780	2,430
Severstal PJSC	Metals & Mining	576	8,340
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	20,132	10,523
Tatneft PAO	Oil, Gas & Consumable Fuels	3,960	24,572

			259,962
Singapore 1.3%
Broadcom Ltd	Semiconductors & Semiconductor Equipment	632	138,383
CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs)	5,200	5,750
CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs)	6,000	8,459
ComfortDelGro Corp. Ltd	Road & Rail	5,600	10,260
Singapore Airlines Ltd	Airlines	1,200	8,648
Singapore Exchange Ltd	Capital Markets	2,800	15,430
Singapore Press Holdings Ltd	Media	4,800	12,195
Singapore Technologies Engineering Ltd	Aerospace & Defense	3,600	9,610
Singapore Telecommunications Ltd	Diversified Telecommunication Services	20,800	58,352

libertyshares.com

Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
Singapore (continued)
StarHub Ltd	Wireless Telecommunication Services	2,400	$4,947
Suntec REIT	Equity Real Estate Investment Trusts (REITs)	4,400	5,636
Yangzijiang Shipbuilding Holdings Ltd	Machinery	6,800	5,499

			283,169
South Africa 0.3%
Bidvest Group Ltd	Industrial Conglomerates	292	3,351
Fortress Income Fund Ltd., A	Equity Real Estate Investment Trusts (REITs)	3,144	3,937
Life Healthcare Group Holdings Ltd	Health Care Providers & Services	2,104	4,549
a Life Healthcare Group Holdings Ltd., rts.,
4/13/17	Health Care Providers & Services	720	242
Mr. Price Group Ltd	Specialty Retail	672	8,014
Pick ‘N Pay Stores Ltd	Food & Staples Retailing	336	1,667
Sibanye Gold Ltd	Metals & Mining	1,628	3,484
The Spar Group Ltd	Food & Staples Retailing	416	5,406
Tiger Brands Ltd	Food Products	312	9,318
Truworths International Ltd	Specialty Retail	1,396	9,017
Vodacom Group Ltd	Wireless Telecommunication Services	1,016	11,517

			60,502
South Korea 2.7%
Coway Co. Ltd	Household Durables	144	12,387
DGB Financial Group Inc	Banks	424	4,114
Dongbu Insurance Co. Ltd	Insurance	108	6,181
Hana Financial Group Inc	Banks	300	9,912
Hankook Tire Co. Ltd	Auto Components	140	6,823
Hanon Systems	Auto Components	420	3,485
Hanssem Co. Ltd	Household Durables	20	3,935
Hanwha Life Insurance Co. Ltd	Insurance	384	2,074
Hyundai Marine & Fire Insurance Co. Ltd	Insurance	152	4,757
Hyundai Mobis Co. Ltd	Auto Components	180	38,711
Industrial Bank of Korea	Banks	380	4,146
Kangwon Land Inc	Hotels, Restaurants & Leisure	300	10,248
KB Financial Group Inc	Banks	572	25,063
KEPCO Plant Service and Engineering Co. Ltd	Commercial Services & Supplies	52	2,902
Kia Motors Corp	Automobiles	736	24,384
Korea Electric Power Corp	Electric Utilities	432	17,944
KT&G Corp	Tobacco	304	26,504
Lotte Chemical Corp	Chemicals	24	7,951
Naver Corp	Internet Software & Services	32	24,466
NCSoft Corp	Software	32	8,728
S-1 Corp	Commercial Services & Supplies	44	3,529
S-Oil Corp	Oil, Gas & Consumable Fuels	52	4,673
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	136	250,523
SK Hynix Inc	Semiconductors & Semiconductor Equipment	1,432	64,666
SK Telecom Co. Ltd	Wireless Telecommunication Services	48	10,816

			578,922
Spain 1.5%
Amadeus IT Group SA, A	IT Services	472	24,010
Banco Santander SA	Banks	27,624	169,737
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	1,308	7,584
Endesa SA	Electric Utilities	704	16,588
Industria de Diseno Textil SA	Specialty Retail	2,620	92,585
Zardoya Otis SA	Machinery	456	4,224

			314,728

50 Annual Report

libertyshares.com

		FRANKLIN TEMPLETON ETF TRUST
		STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
Sweden 0.7%
Hennes & Mauritz AB, B	Specialty Retail	2,728	$69,970
ICA Gruppen AB	Food & Staples Retailing	176	6,028
L E Lundbergforetagen AB, B	Diversified Financial Services	17	1,157
Nordea Bank AB	Banks	2,928	33,549
Skanska AB, B	Construction & Engineering	256	6,050
Swedish Match AB	Tobacco	480	15,671
Telia Co. AB	Diversified Telecommunication Services	5,728	24,116

			156,541
Switzerland 2.3%
a Actelion Ltd	Biotechnology	188	53,097
EMS-Chemie Holding AG	Chemicals	32	18,654
Geberit AG	Building Products	88	37,962
Kuehne & Nagel International AG	Marine	92	13,006
Partners Group Holding AG	Capital Markets	52	27,975
Roche Holding AG	Pharmaceuticals	840	214,668
a Swiss Life Holding AG	Insurance	80	25,832
a Swiss Prime Site AG	Real Estate Management & Development	176	15,500
Swiss Re AG	Insurance	824	74,048
Swisscom AG	Diversified Telecommunication Services	60	27,700

			508,442
Taiwan 2.4%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	4,025	10,267
Chunghwa Telecom Co. Ltd	Diversified Telecommunication Services	12,000	40,735
Far EasTone Telecommunications Co. Ltd	Wireless Telecommunication Services	4,000	9,821
Formosa Petrochemical Corp	Oil, Gas & Consumable Fuels	4,000	13,974
Foxconn Technology Co. Ltd	Technology Hardware, Storage & Peripherals	4,050	12,347
Highwealth Construction Corp	Real Estate Management & Development	4,000	7,026
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments & Components	28,000	83,975
Inventec Corp	Technology Hardware, Storage & Peripherals	12,000	8,997
Lite-On Technology Corp	Technology Hardware, Storage & Peripherals	8,049	13,874
Micro-Star International Co. Ltd	Technology Hardware, Storage & Peripherals	1,000	2,327
Nanya Technology Corp	Semiconductors & Semiconductor Equipment	4,000	6,380
Powertech Technology Inc	Semiconductors & Semiconductor Equipment	4,000	11,640
Ruentex Industries Ltd	Textiles, Apparel & Luxury Goods	4,000	6,433
Siliconware Precision Industries Co	Semiconductors & Semiconductor Equipment	8,000	13,051
Taiwan Fertilizer Co. Ltd	Chemicals	4,000	5,537
Taiwan Mobile Co. Ltd	Wireless Telecommunication Services	8,000	29,398
Taiwan Semiconductor Manufacturing
Co. Ltd	Semiconductors & Semiconductor Equipment	36,000	224,240
Vanguard International
Semiconductor Corp	Semiconductors & Semiconductor Equipment	4,000	7,620
Zhen Ding Technology Holding Ltd	Electronic Equipment, Instruments & Components	4,000	9,399

			517,041
Thailand 0.2%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	3,200	16,576
BEC World PCL, NVDR	Media	2,800	1,418
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	800	4,261
Central Pattana PCL, NVDR	Real Estate Management & Development	3,600	5,946
Delta Electronics Thailand PCL, NVDR	Electronic Equipment, Instruments & Components	2,400	6,111
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	14,800	2,218
KCE Electronics PCL, NVDR	Electronic Equipment, Instruments & Components	1,000	3,041
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	2,000	4,394
			43,965

libertyshares.com

Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
Turkey 0.1%
BIM Birlesik Magazalar AS	Food & Staples Retailing	528	$8,105
Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	4,436	7,187
Ford Otomotiv Sanayi AS	Automobiles	116	1,134
Petkim Petrokimya Holding AS	Chemicals	1,876	2,612
TAV Havalimanlari Holding AS	Transportation Infrastructure	376	1,496
Tofas Turk Otomobil Fabrikasi AS	Automobiles	300	2,243
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	264	6,539
Turk Telekomunikasyon AS	Diversified Telecommunication Services	544	881

			30,197
United Arab Emirates 0.2%
Aldar Properties PJSC	Real Estate Management & Development	7,788	4,792
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	3,504	17,219
First Gulf Bank PJSC	Banks	2,044	7,179
National Bank of Abu Dhabi PJSC	Banks	1,284	3,583

			32,773
United Kingdom 9.9%
3i Group PLC	Capital Markets	1,160	10,872
Admiral Group PLC	Insurance	764	19,002
AstraZeneca PLC	Pharmaceuticals	2,936	180,354
BAE Systems PLC	Aerospace & Defense	7,320	58,810
Barratt Developments PLC	Household Durables	1,568	10,715
The Berkeley Group Holdings PLC	Household Durables	360	14,437
British American Tobacco PLC	Tobacco	3,696	244,948
BT Group PLC	Diversified Telecommunication Services	15,000	59,684
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,092	23,541
Capita PLC	Professional Services	1,080	7,623
Coca-Cola European Partners PLC	Beverages	232	8,697
Compass Group PLC	Hotels, Restaurants & Leisure	2,092	39,396
Croda International PLC	Chemicals	336	14,974
Delphi Automotive PLC	Auto Components	588	47,328
Direct Line Insurance Group PLC	Insurance	3,644	15,830
easyJet PLC	Airlines	596	7,646
Experian PLC	Professional Services	1,824	37,132
GlaxoSmithKline PLC	Pharmaceuticals	10,620	220,378
Hargreaves Lansdown PLC	Capital Markets	716	11,648
HSBC Holdings PLC	Banks	23,724	193,094
Imperial Brands PLC	Tobacco	1,980	95,743
International Consolidated Airlines Group SA	Airlines	1,132	7,507
Intertek Group PLC	Professional Services	296	14,561
ITV PLC	Media	12,964	35,485
Johnson Matthey PLC	Chemicals	184	7,087
Marks & Spencer Group PLC	Multiline Retail	3,768	15,878
Mondi PLC	Paper & Forest Products	428	10,313
Next PLC	Multiline Retail	500	27,010
Persimmon PLC	Household Durables	944	24,718
Provident Financial PLC	Consumer Finance	332	12,442
Randgold Resources Ltd	Metals & Mining	164	14,283
Reckitt Benckiser Group PLC	Household Products	1,480	134,840
RELX NV	Professional Services	2,388	44,339
RELX PLC	Professional Services	2,976	58,202
Royal Mail PLC	Air Freight & Logistics	2,624	13,945
The Sage Group PLC	Software	2,980	23,495
SSE PLC	Electric Utilities	2,324	42,893
Tate & Lyle PLC	Food Products	1,180	11,280
Unilever NV, IDR	Personal Products	3,564	177,519

52 Annual Report

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		FRANKLIN TEMPLETON ETF TRUST
		STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
United Kingdom (continued)
Unilever PLC	Personal Products	2,984	$146,996
William Hill PLC	Hotels, Restaurants & Leisure	2,856	10,385

			2,155,030
United States 54.1%
3M Co	Industrial Conglomerates	1,172	224,239
AbbVie Inc	Biotechnology	3,056	199,129
Accenture PLC, A	IT Services	1,784	213,866
AGNC Investment Corp	Mortgage Real Estate Investment Trusts (REITs)	1,104	21,959
Alliant Energy Corp	Electric Utilities	344	13,626
Altria Group Inc	Tobacco	3,236	231,115
American Airlines Group Inc	Airlines	256	10,829
American Electric Power Co. Inc	Electric Utilities	780	52,361
AmerisourceBergen Corp	Health Care Providers & Services	176	15,576
Annaly Capital Management Inc	Mortgage Real Estate Investment Trusts (REITs)	2,644	29,375
Apple Inc	Technology Hardware, Storage & Peripherals	1,860	267,208
AT&T Inc	Diversified Telecommunication Services	5,160	214,398
Atmos Energy Corp	Gas Utilities	165	13,033
Avery Dennison Corp	Containers & Packaging	112	9,027
Bed Bath & Beyond Inc	Specialty Retail	356	14,048
Best Buy Co. Inc	Specialty Retail	628	30,866
a Biogen Inc	Biotechnology	400	109,368
The Boeing Co	Aerospace & Defense	1,364	241,237
Broadridge Financial Solutions Inc	IT Services	156	10,600
C.H. Robinson Worldwide Inc	Air Freight & Logistics	396	30,607
CA Inc	Software	752	23,853
Campbell Soup Co	Food Products	500	28,620
a Chipotle Mexican Grill Inc	Hotels, Restaurants & Leisure	64	28,513
Church & Dwight Co. Inc	Household Products	664	33,114
Cincinnati Financial Corp	Insurance	312	22,548
Cisco Systems Inc	Communications Equipment	6,752	228,218
Clorox Co	Household Products	408	55,011
Coach Inc	Textiles, Apparel & Luxury Goods	712	29,427
The Coca-Cola Co	Beverages	4,616	195,903
Colgate-Palmolive Co	Household Products	2,004	146,673
Consolidated Edison Inc	Multi-Utilities	528	41,004
Cummins Inc	Machinery	248	37,498
Darden Restaurants Inc	Hotels, Restaurants & Leisure	200	16,734
Delta Air Lines Inc	Airlines	332	15,259
Dick’s Sporting Goods Inc	Specialty Retail	216	10,511
Dollar General Corp	Multiline Retail	432	30,123
Domino’s Pizza Inc	Hotels, Restaurants & Leisure	52	9,584
The Dow Chemical Co	Chemicals	1,092	69,386
Dr. Pepper Snapple Group Inc	Beverages	476	46,610
Eli Lilly & Co	Pharmaceuticals	2,060	173,267
Emerson Electric Co	Electrical Equipment	1,284	76,860
Equifax Inc	Professional Services	216	29,536
Estee Lauder Cos. Inc., A	Personal Products	436	36,968
Everest Re Group Ltd	Insurance	104	24,316
Exelon Corp	Electric Utilities	2,004	72,104
Expeditors International of Washington Inc	Air Freight & Logistics	368	20,788
a F5 Networks Inc	Communications Equipment	160	22,811
Fastenal Co	Trading Companies & Distributors	564	29,046
Foot Locker Inc	Specialty Retail	372	27,829
The Gap Inc	Specialty Retail	680	16,517
Garmin Ltd	Household Durables	308	15,742
General Dynamics Corp	Aerospace & Defense	572	107,078

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Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
United States (continued)
General Mills Inc	Food Products	1,404	$82,850
General Motors Co	Automobiles	2,416	85,430
Genuine Parts Co	Distributors	328	30,310
Gilead Sciences Inc	Biotechnology	2,660	180,667
H&R Block Inc	Diversified Consumer Services	576	13,392
Hasbro Inc	Leisure Products	136	13,575
HCP Inc	Equity Real Estate Investment Trusts (REITs)	836	26,150
The Hershey Co	Food Products	412	45,011
The Home Depot Inc	Specialty Retail	1,528	224,356
Hormel Foods Corp	Food Products	788	27,288
HP Inc	Technology Hardware, Storage & Peripherals	3,908	69,875
Huntington Ingalls Industries Inc	Aerospace & Defense	36	7,209
Illinois Tool Works Inc	Machinery	420	55,637
Ingredion Inc	Food Products	100	12,043
Intel Corp	Semiconductors & Semiconductor Equipment	5,804	209,350
International Business Machines Corp	IT Services	1,280	222,899
International Flavors & Fragrances Inc	Chemicals	164	21,735
Intuit Inc	Software	728	84,441
a Intuitive Surgical Inc	Health Care Equipment & Supplies	80	61,318
J.B. Hunt Transport Services Inc	Road & Rail	200	18,348
Johnson & Johnson	Pharmaceuticals	1,744	217,215
Kimberly-Clark Corp	Household Products	896	117,940
KLA-Tencor Corp	Semiconductors & Semiconductor Equipment	364	34,605
Kohl’s Corp	Multiline Retail	396	15,765
The Kroger Co	Food & Staples Retailing	1,888	55,677
L Brands Inc	Specialty Retail	496	23,362
Las Vegas Sands Corp	Hotels, Restaurants & Leisure	844	48,167
Lear Corp	Auto Components	48	6,796
Leggett & Platt Inc	Household Durables	184	9,259
Lockheed Martin Corp	Aerospace & Defense	698	186,785
Lowe’s Cos. Inc	Specialty Retail	1,536	126,275
LyondellBasell Industries NV, A	Chemicals	1,104	100,674
Marsh & McLennan Cos. Inc	Insurance	1,076	79,506
Mastercard Inc., A	IT Services	2,020	227,189
Mattel Inc	Leisure Products	828	21,205
Maxim Integrated Products Inc	Semiconductors & Semiconductor Equipment	664	29,853
McCormick & Co. Inc	Food Products	160	15,608
McDonald’s Corp	Hotels, Restaurants & Leisure	1,640	212,560
Merck & Co. Inc	Pharmaceuticals	2,916	185,283
a Mettler-Toledo International Inc	Life Sciences Tools & Services	64	30,650
a Michael Kors Holdings Ltd	Textiles, Apparel & Luxury Goods	556	21,189
Microsoft Corp	Software	3,480	229,193
Nordstrom Inc	Multiline Retail	204	9,500
Northrop Grumman Corp	Aerospace & Defense	396	94,185
a O’Reilly Automotive Inc	Specialty Retail	232	62,603
Omnicom Group Inc	Media	292	25,173
Packaging Corp. of America	Containers & Packaging	64	5,864
Paychex Inc	IT Services	852	50,183
PepsiCo Inc	Beverages	1,924	215,219
Pfizer Inc	Pharmaceuticals	6,164	210,870
Philip Morris International Inc	Tobacco	2,220	250,638
Phillips 66	Oil, Gas & Consumable Fuels	976	77,319
Pinnacle West Capital Corp	Electric Utilities	220	18,344
Polaris Industries Inc	Leisure Products	164	13,743
The Procter & Gamble Co	Household Products	2,464	221,390
Public Service Enterprise Group Inc	Multi-Utilities	1,236	54,817

54 Annual Report

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		FRANKLIN TEMPLETON ETF TRUST
		STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value

Common Stocks and Other
Equity Interests (continued)
United States (continued)
Public Storage	Equity Real Estate Investment Trusts (REITs)	408	$89,315
QUALCOMM Inc	Semiconductors & Semiconductor Equipment	3,076	176,378
Raytheon Co	Aerospace & Defense	672	102,480
Realty Income Corp	Equity Real Estate Investment Trusts (REITs)	388	23,098
Reinsurance Group of America Inc	Insurance	9	1,143
ResMed Inc	Health Care Equipment & Supplies	340	24,470
Robert Half International Inc	Professional Services	244	11,914
Rockwell Automation Inc	Electrical Equipment	188	29,273
Ross Stores Inc	Specialty Retail	1,200	79,044
SCANA Corp	Multi-Utilities	200	13,070
Scripps Networks Interactive Inc., A	Media	168	13,166
Seagate Technology PLC	Technology Hardware, Storage & Peripherals	904	41,521
SEI Investments Co	Capital Markets	312	15,737
The Sherwin-Williams Co	Chemicals	208	64,519
Simon Property Group Inc	Equity Real Estate Investment Trusts (REITs)	712	122,485
Skyworks Solutions Inc	Semiconductors & Semiconductor Equipment	460	45,071
The Southern Co	Electric Utilities	2,088	103,941
Southwest Airlines Co	Airlines	376	20,214
Staples Inc	Specialty Retail	1,624	14,242
Starbucks Corp	Hotels, Restaurants & Leisure	3,640	212,540
Sysco Corp	Food & Staples Retailing	1,252	65,004
T. Rowe Price Group Inc	Capital Markets	532	36,256
Target Corp	Multiline Retail	908	50,112
Tesoro Corp	Oil, Gas & Consumable Fuels	160	12,970
Texas Instruments Inc	Semiconductors & Semiconductor Equipment	2,528	203,656
The TJX Cos. Inc	Specialty Retail	1,904	150,568
Tyson Foods Inc., A	Food Products	520	32,089
a Ulta Beauty Inc	Specialty Retail	132	37,650
a United Continental Holdings Inc	Airlines	144	10,172
United Parcel Service Inc., B	Air Freight & Logistics	1,756	188,419
a United Therapeutics Corp	Biotechnology	124	16,787
UnitedHealth Group Inc	Health Care Providers & Services	1,356	222,398
Valero Energy Corp	Oil, Gas & Consumable Fuels	1,112	73,714
Valspar Corp	Chemicals	92	10,206
VEREIT Inc	Equity Real Estate Investment Trusts (REITs)	1,700	14,433
Verizon Communications Inc	Diversified Telecommunication Services	4,008	195,390
VF Corp	Textiles, Apparel & Luxury Goods	736	40,458
Visa Inc., A	IT Services	2,648	235,328
W.W. Grainger Inc	Trading Companies & Distributors	132	30,724
Wal-Mart Stores Inc	Food & Staples Retailing	2,872	207,014
Waste Management Inc	Commercial Services & Supplies	608	44,335
WEC Energy Group Inc	Multi-Utilities	552	33,468
Westar Energy Inc	Electric Utilities	180	9,769
Western Union Co	IT Services	1,256	25,560
Whole Foods Market Inc	Food & Staples Retailing	444	13,196
Xcel Energy Inc	Electric Utilities	808	35,916
Xilinx Inc	Semiconductors & Semiconductor Equipment	584	33,808
Yum! Brands Inc	Hotels, Restaurants & Leisure	1,100	70,290

			11,773,717

Total Common Stocks and Other
Equity Interests
(Cost $20,209,469)			21,359,275

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Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares/Rights	Value
Management Investment Companies
(Cost $176,685) 0.9%
India 0.9%
iShares MSCI India ETF	Diversified Financial Services	6,256	$196,970
Preferred Stocks 0.5%
Brazil 0.1%
d Braskem SA, 7.918%, pfd., A	Chemicals	308	3,080
d Companhia Paranaense de Energia,
3.832%, pfd., B	Electric Utilities	300	3,094
d Itausa – Investimentos Itau SA, 6.096%, pfd	Banks	5,864	17,546
			23,720
Germany 0.1%
d Fuchs Petrolub SE, 1.793%, pfd	Chemicals	176	8,608
Russia 0.1%
d Surgutneftegas OAO, 21.497%, pfd	Oil, Gas & Consumable Fuels	25,332	14,473
d Transneft PJSC, 0.481%, pfd	Oil, Gas & Consumable Fuels	4	12,154
			26,627
South Korea 0.2%
d Hyundai Motor Co., 4.079%, pfd	Automobiles	60	5,328
d Hyundai Motor Co.2, 3.961%, pfd., 2	Automobiles	88	8,145
d LG Chem Ltd., 2.651%, pfd	Chemicals	20	3,407
d Samsung Electronics Co. Ltd., 1.781%, pfd	Technology Hardware, Storage & Peripherals	24	34,402
			51,282
Total Preferred Stocks
(Cost $92,022)			110,237
Total Investments
(Cost $20,478,176) 99.6%			21,666,482
Other Assets, less Liabilities 0.4%			77,756
Net Assets 100.0%			$21,744,238

See Abbreviations on page 77.
†Rounds to less than 0.1% of net assets.
aNon-income-producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $17,416, representing less than 0.1% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2017, the aggregate value of these securities value was $1,811, representing less than 0.1% of net assets.
dVariable rate securities. The rate shown represents the yield at period end.

56 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin LibertyQ International Equity Hedged ETF
Period Ended
March 31, 2017[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.45
Income from investment operationsb:
Net investment income[c]	0.52
Net realized and unrealized gains (losses)	1.45
Total from investment operations	1.97
Less distributions from net investment income and net foreign currency gains	(2.72)
Net asset value, end of period	$24.70

Total return[d]	8.30%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.25%
Expenses net of waiver and payments by affiliates	0.40%
Net investment income	2.47%

Supplemental data
Net assets, end of period (000’s)	$9,880
Portfolio turnover rate[f]	19.09%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
eRatios are annualized for periods less than one year.
fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

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The accompanying notes are an integral part of these financial statements. | Annual Report 57

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2017

Franklin LibertyQ International Equity Hedged ETF

	Industry	Shares	Value

Common Stocks 99.5%
Australia 15.6%
AGL Energy Ltd	Multi-Utilities	2,042	$41,079
Amcor Ltd	Containers & Packaging	4,362	50,113
Aristocrat Leisure Ltd	Hotels, Restaurants & Leisure	1,812	24,840
Aurizon Holdings Ltd	Road & Rail	6,456	25,856
Australia & New Zealand Banking Group Ltd	Banks	4,460	108,261
Australian Stock Exchange Ltd	Capital Markets	296	11,399
Boral Ltd	Construction Materials	1,922	8,563
Brambles Ltd	Commercial Services & Supplies	5,680	40,513
Caltex Australia Ltd	Oil, Gas & Consumable Fuels	734	16,512
Challenger Ltd	Diversified Financial Services	956	9,152
Cimic Group Ltd	Construction & Engineering	272	7,455
Coca-Cola Amatil Ltd	Beverages	1,624	13,405
Cochlear Ltd	Health Care Equipment & Supplies	284	29,297
Crown Resorts Ltd	Hotels, Restaurants & Leisure	624	5,622
CSL Ltd	Biotechnology	1,910	182,611
Dexus Property Group	Equity Real Estate Investment Trusts (REITs)	3,170	23,626
Flight Centre Travel Group Ltd	Hotels, Restaurants & Leisure	246	5,420
Fortescue Metals Group Ltd	Metals & Mining	2,544	12,090
Goodman Group	Equity Real Estate Investment Trusts (REITs)	5,654	33,384
GPT Group	Equity Real Estate Investment Trusts (REITs)	5,992	23,541
Harvey Norman Holdings Ltd	Multiline Retail	2,536	8,764
Incitec Pivot Ltd	Chemicals	4,840	13,883
James Hardie Industries PLC, CDI	Construction Materials	1,282	20,117
Macquarie Group Ltd	Capital Markets	514	35,368
Medibank Private Ltd	Insurance	10,874	23,393
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	9,534	15,928
Newcrest Mining Ltd	Metals & Mining	1,216	20,658
Qantas Airways Ltd	Airlines	2,016	5,982
REA Group Ltd	Media	232	10,500
Scentre Group	Equity Real Estate Investment Trusts (REITs)	17,192	56,263
Sonic Healthcare Ltd	Health Care Providers & Services	1,372	23,151
Stockland	Equity Real Estate Investment Trusts (REITs)	6,084	21,535
Tabcorp Holdings Ltd	Hotels, Restaurants & Leisure	3,062	11,095
Tatts Group Ltd	Hotels, Restaurants & Leisure	4,776	16,140
Telstra Corp. Ltd	Diversified Telecommunication Services	20,476	72,790
TPG Telecom Ltd	Diversified Telecommunication Services	1,296	6,891
Vicinity Centres	Equity Real Estate Investment Trusts (REITs)	10,060	21,718
Wesfarmers Ltd	Food & Staples Retailing	3,932	135,189
Westfield Corp	Equity Real Estate Investment Trusts (REITs)	5,932	40,184
Westpac Banking Corp	Banks	7,882	210,808
Woolworths Ltd	Food & Staples Retailing	4,652	94,043

			1,537,139
Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	496	19,567
Belgium 0.3%
Colruyt SA	Food & Staples Retailing	274	13,487
Proximus SADP	Diversified Telecommunication Services	552	17,366

			30,853
Denmark 3.2%
Coloplast AS, B	Health Care Equipment & Supplies	504	39,470
Danske Bank AS	Banks	970	33,134
Novo Nordisk AS, B	Pharmaceuticals	5,506	189,664
Pandora AS	Textiles, Apparel & Luxury Goods	482	53,519
Tryg AS	Insurance	312	5,677

			321,464

58 Annual Report

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	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Finland 1.2%
Elisa OYJ	Diversified Telecommunication Services	486	$17,231
Kone OYJ, B	Machinery	1,232	54,236
Neste Oil OYJ	Oil, Gas & Consumable Fuels	344	13,451
Nokian Renkaat OYJ	Auto Components	322	13,480
Orion OYJ, B	Pharmaceuticals	446	23,312

			121,710
France 3.7%
AXA SA	Insurance	5,480	142,162
Cie Generale des Etablissements Michelin, B	Auto Components	596	72,574
CNP Assurances	Insurance	618	12,612
Gecina SA	Equity Real Estate Investment Trusts (REITs)	96	13,060
Hermes International	Textiles, Apparel & Luxury Goods	82	38,949
SCOR SE	Insurance	488	18,492
Societe BIC SA	Commercial Services & Supplies	88	10,993
Thales SA	Aerospace & Defense	220	21,332
Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs)	170	39,838

			370,012
Germany 1.1%
a Covestro AG, 144A	Chemicals	210	16,208
Deutsche Lufthansa AG	Airlines	736	11,965
Hannover Rueck SE	Insurance	194	22,440
Hugo Boss AG	Textiles, Apparel & Luxury Goods	274	20,048
ProSiebenSat.1 Media SE	Media	848	37,644

			108,305
Hong Kong 4.8%
Cheung Kong Infrastructure Holdings Ltd	Electric Utilities	2,000	15,698
CLP Holdings Ltd	Electric Utilities	4,000	41,819
a HK Electric Investments & HK Electric Investments
Ltd., 144A	Electric Utilities	9,000	8,292
HKT Trust and HKT Ltd	Diversified Telecommunication Services	12,000	15,472
Hong Kong Exchanges and Clearing Ltd	Capital Markets	1,800	45,304
Hongkong Land Holdings Ltd	Real Estate Management & Development	2,800	21,532
Hysan Development Co. Ltd	Real Estate Management & Development	2,000	9,072
Kerry Properties Ltd	Real Estate Management & Development	2,000	6,936
Li & Fung Ltd	Textiles, Apparel & Luxury Goods	20,000	8,673
Link REIT	Equity Real Estate Investment Trusts (REITs)	7,000	49,045
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	3,200	6,670
MTR Corp. Ltd	Road & Rail	5,000	28,083
New World Development Co. Ltd	Real Estate Management & Development	20,000	24,603
NWS Holdings Ltd	Industrial Conglomerates	6,000	10,948
PCCW Ltd	Diversified Telecommunication Services	16,000	9,429
Power Assets Holdings Ltd	Electric Utilities	4,000	34,485
Sands China Ltd	Hotels, Restaurants & Leisure	8,800	40,764
Sino Land Co. Ltd	Real Estate Management & Development	12,000	21,031
Swire Pacific Ltd., A	Real Estate Management & Development	2,000	19,970
Swire Properties Ltd	Real Estate Management & Development	3,200	10,253
The Wharf Holdings Ltd	Real Estate Management & Development	4,000	34,331
Yue Yuen Industrial Holdings Ltd	Textiles, Apparel & Luxury Goods	3,000	11,793

			474,203
Ireland 0.3%
Paddy Power PLC	Hotels, Restaurants & Leisure	220	23,647
b Ryanair Holdings PLC	Airlines	420	6,525

			30,172

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Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Israel 1.5%
Azrieli Group Ltd	Real Estate Management & Development	148	$7,835
Bank Hapoalim B.M	Banks	2,996	18,221
Bezeq Israeli Telecommunication Corp. Ltd	Diversified Telecommunication Services	10,274	18,423
Mizrahi Tefahot Bank Ltd	Banks	426	7,210
b Taro Pharmaceutical Industries Ltd	Pharmaceuticals	52	6,064
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	2,880	92,419

			150,172
Italy 0.4%
Snam SpA	Oil, Gas & Consumable Fuels	6,806	29,511
UnipolSai Assicurazioni SpA	Insurance	2,692	5,954
			35,465
Japan 18.7%
ABC-Mart Inc	Specialty Retail	100	5,842
Asahi Kasei Corp	Chemicals	4,000	38,769
Ashikaga Holdings Co. Ltd	Banks	1,400	5,591
Astellas Pharma Inc	Pharmaceuticals	7,400	97,356
Bandai Namco Holdings Inc	Leisure Products	400	11,954
Bridgestone Corp	Auto Components	2,200	88,904
CANON Inc	Technology Hardware, Storage & Peripherals	3,400	105,909
Daito Trust Construction Co. Ltd	Real Estate Management & Development	300	41,178
FamilyMart UNY Holdings Co. Ltd	Food & Staples Retailing	200	11,918
Hino Motors Ltd	Machinery	1,000	12,088
Hitachi Chemical Co. Ltd	Chemicals	200	5,528
Hoya Corp	Health Care Equipment & Supplies	1,200	57,679
Isuzu Motors Ltd	Automobiles	1,800	23,786
Japan Airlines Co. Ltd	Airlines	600	18,986
Japan Post Bank Co. Ltd	Banks	600	7,436
Japan Tobacco Inc	Tobacco	3,600	116,888
Kajima Corp	Construction & Engineering	2,000	13,031
Kakaku.com Inc	Internet Software & Services	600	8,158
Kao Corp	Personal Products	1,400	76,690
KDDI Corp	Wireless Telecommunication Services	6,400	167,826
Konami Holdings Corp	Software	200	8,481
Kuraray Co. Ltd	Chemicals	600	9,089
Lawson Inc	Food & Staples Retailing	200	13,551
M3 Inc	Health Care Technology	600	14,878
Mitsubishi Gas Chemical Co. Inc	Chemicals	600	12,449
Mitsubishi Tanabe Pharma Corp	Pharmaceuticals	600	12,481
mixi, Inc	Internet Software & Services	200	9,620
Murata Manufacturing Co. Ltd	Electronic Equipment, Instruments & Components	600	85,264
Nippon Telegraph & Telephone Corp	Diversified Telecommunication Services	2,400	102,349
Nitori Co. Ltd	Specialty Retail	200	25,254
Nitto Denko Corp	Chemicals	400	30,879
NTT DoCoMo Inc	Wireless Telecommunication Services	5,200	120,982
Obayashi Corp	Construction & Engineering	1,200	11,211
Oracle Corp. Japan	Software	200	11,415
Otsuka Corp	IT Services	200	10,841
Park24 Co. Ltd	Commercial Services & Supplies	400	10,460
Resona Holdings Inc	Banks	3,800	20,390
Santen Pharmaceutical Co. Ltd	Pharmaceuticals	1,200	17,360
SHIMANO Inc	Leisure Products	200	29,166
Shionogi & Co. Ltd	Pharmaceuticals	800	41,267
Start Today Co. Ltd	Internet & Direct Marketing Retail	600	13,262
Subaru Corp	Automobiles	2,800	102,597
Sumitomo Rubber Industries Ltd	Auto Components	800	13,619
Taisei Corp	Construction & Engineering	2,000	14,556

60 Annual Report

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	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Toho Gas Co. Ltd	Gas Utilities	1,000	$7,063
Toyota Motor Corp	Automobiles	3,000	162,667
USS Co. Ltd	Specialty Retail	800	13,325
Yokohama Rubber Co. Ltd	Auto Components	400	7,822

			1,847,815
Luxembourg 0.1%
RTL Group SA	Media	152	12,274
Netherlands 1.1%
Aegon NV	Insurance	5,312	27,106
Boskalis Westminster	Construction & Engineering	238	8,229
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,364	72,175

			107,510
New Zealand 0.5%
Fletcher Building Ltd	Construction Materials	2,368	13,772
Mercury NZ Ltd	Electric Utilities	2,064	4,545
Meridian Energy Ltd	Independent Power and Renewable Electricity Producers	4,388	8,589
Ryman Healthcare Ltd	Health Care Providers & Services	1,192	7,008
Spark New Zealand Ltd	Diversified Telecommunication Services	8,296	20,298

			54,212
Norway 0.8%
b Marine Harvest ASA	Food Products	604	9,205
Telenor ASA	Diversified Telecommunication Services	2,408	40,064
Yara International ASA	Chemicals	656	25,250

			74,519
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	788	14,134
Singapore 2.4%
CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs)	7,000	7,740
CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs)	7,600	10,715
ComfortDelGro Corp. Ltd	Road & Rail	7,200	13,191
Jardine Cycle & Carriage Ltd	Distributors	400	12,556
Keppel Corp. Ltd	Industrial Conglomerates	4,400	21,854
SATS Ltd	Transportation Infrastructure	1,400	4,889
Singapore Airlines Ltd	Airlines	1,400	10,089
Singapore Exchange Ltd	Capital Markets	4,000	22,043
Singapore Press Holdings Ltd	Media	4,600	11,687
Singapore Technologies Engineering Ltd	Aerospace & Defense	4,800	12,813
Singapore Telecommunications Ltd	Diversified Telecommunication Services	29,600	83,040
StarHub Ltd	Wireless Telecommunication Services	3,200	6,596
Suntec REIT	Equity Real Estate Investment Trusts (REITs)	6,600	8,455
Yangzijiang Shipbuilding Holdings Ltd	Machinery	9,000	7,278

			232,946
Spain 5.2%
Amadeus IT Group SA, A	IT Services	1,076	54,734
Banco Santander SA	Banks	39,828	244,726
Distribuidora Internacional de Alimentacion
SA	Food & Staples Retailing	2,132	12,361
Enagas SA	Oil, Gas & Consumable Fuels	616	16,043
Endesa SA	Electric Utilities	1,056	24,882
Industria de Diseno Textil SA	Specialty Retail	3,620	127,923
Red Electrica Corp. SA	Electric Utilities	1,252	24,103
Zardoya Otis SA	Machinery	744	6,891

			511,663

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Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Sweden 3.1%
Atlas Copco AB, B	Machinery	1,194	$38,087
Hennes & Mauritz AB, B	Specialty Retail	3,768	96,645
ICA Gruppen AB	Food & Staples Retailing	276	9,453
L E Lundbergforetagen AB, B	Diversified Financial Services	70	4,763
Nordea Bank AB	Banks	4,770	54,654
Skandinaviska Enskilda Banken AB (SEB), A	Banks	2,268	25,326
Skanska AB, B	Construction & Engineering	842	19,899
Swedish Match AB	Tobacco	680	22,201
Telia Co. AB	Diversified Telecommunication Services	8,156	34,339

			305,367
Switzerland 7.4%
Actelion Ltd	Biotechnology	292	82,470
EMS-Chemie Holding AG	Chemicals	32	18,654
Geberit AG	Building Products	122	52,630
Kuehne & Nagel International AG	Marine	152	21,488
Partners Group Holding AG	Capital Markets	74	39,811
Roche Holding AG	Pharmaceuticals	782	199,846
b Swiss Life Holding AG	Insurance	92	29,706
b Swiss Prime Site AG	Real Estate Management & Development	222	19,551
Swiss Re AG	Insurance	1,148	103,164
Swisscom AG	Diversified Telecommunication Services	82	37,856
Zurich Insurance Group AG	Insurance	460	122,887

			728,063
United Kingdom 27.8%
3i Group PLC	Capital Markets	1,590	14,902
Admiral Group PLC	Insurance	1,096	27,259
AstraZeneca PLC	Pharmaceuticals	3,374	207,259
BAE Systems PLC	Aerospace & Defense	10,672	85,740
Barratt Developments PLC	Household Durables	3,132	21,403
The Berkeley Group Holdings PLC	Household Durables	460	18,447
British American Tobacco PLC	Tobacco	3,360	222,680
BT Group PLC	Diversified Telecommunication Services	28,994	115,365
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,540	33,199
Capita PLC	Professional Services	1,234	8,711
Coca-Cola European Partners PLC	Beverages	356	13,346
Compass Group PLC	Hotels, Restaurants & Leisure	5,252	98,905
Croda International PLC	Chemicals	446	19,877
Direct Line Insurance Group PLC	Insurance	4,570	19,852
easyJet PLC	Airlines	596	7,646
Experian PLC	Professional Services	3,074	62,578
GKN PLC	Auto Components	4,280	19,444
GlaxoSmithKline PLC	Pharmaceuticals	9,502	197,178
Hargreaves Lansdown PLC	Capital Markets	1,062	17,277
HSBC Holdings PLC	Banks	22,930	186,631
IMI PLC	Machinery	800	11,934
Imperial Brands PLC	Tobacco	2,936	141,970
International Consolidated Airlines Group SA	Airlines	1,514	10,040
Intertek Group PLC	Professional Services	418	20,563
ITV PLC	Media	17,630	48,258
Johnson Matthey PLC	Chemicals	292	11,246
Kingfisher PLC	Specialty Retail	6,054	24,687
Marks & Spencer Group PLC	Multiline Retail	5,442	22,933
Mondi PLC	Paper & Forest Products	930	22,409
Next PLC	Multiline Retail	672	36,301
Persimmon PLC	Household Durables	1,298	33,987
Provident Financial PLC	Consumer Finance	410	15,365

62 Annual Report

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	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
Randgold Resources Ltd	Metals & Mining	236	$20,554
Reckitt Benckiser Group PLC	Household Products	2,080	189,504
RELX NV	Professional Services	3,378	62,721
RELX PLC	Professional Services	4,088	79,949
Royal Mail PLC	Air Freight & Logistics	3,102	16,485
The Sage Group PLC	Software	3,400	26,806
SSE PLC	Electric Utilities	3,226	59,541
Tate & Lyle PLC	Food Products	1,514	14,473
Taylor Wimpey PLC	Household Durables	7,946	19,187
Unilever NV, IDR	Personal Products	4,636	230,914
Unilever PLC	Personal Products	4,376	215,568
William Hill PLC	Hotels, Restaurants & Leisure	2,932	10,662

			2,743,756

Total Common Stocks (Cost $9,609,276)			9,831,321

Preferred Stocks 0.1%
Germany 0.1%
c Fuchs Petrolub SE, 1.793%, pfd	Chemicals	154	7,532
c Schaeffler AG, 3.034%, pfd	Auto Components	252	4,442

Total Preferred Stocks (Cost $9,525)			11,974

Total Investments
(Cost $9,618,801) 99.6%			9,843,295
Other Assets, less Liabilities 0.4%			37,114

Net Assets 100.0%			$9,880,409

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $24,500, representing 0.2% of net assets.
bNon-income-producing.
cVariable rate securities. The rate shown represents the yield at period end.

At March 31, 2017 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	GSCO	Buy	953,476	$727,359	4/04/17	$—	$—
Australian Dollar	MSCO	Buy	1,002,969	765,077	4/04/17	38	—
Australian Dollar	GSCO	Sell	953,476	732,528	4/04/17	5,169	—
Australian Dollar	MSCO	Sell	1,002,969	770,513	4/04/17	5,398	—
Danish Krone	GSCO	Buy	1,162,068	167,138	4/04/17	—	—
Danish Krone	MSCO	Buy	1,123,327	161,574	4/04/17	—	(8)
Danish Krone	GSCO	Sell	1,162,068	166,399	4/04/17	—	(739)
Danish Krone	MSCO	Sell	1,123,327	160,856	4/04/17	—	(710)
Euro	GSCO	Buy	721,594	771,781	4/04/17	—	—
Euro	MSCO	Buy	764,013	817,109	4/04/17	41	—
Euro	GSCO	Sell	721,594	767,920	4/04/17	—	(3,860)
Euro	MSCO	Sell	764,013	813,037	4/04/17	—	(4,113)
Great British Pound	GSCO	Buy	905,625	1,132,439	4/04/17	—	—
Great British Pound	MSCO	Buy	987,568	1,234,843	4/04/17	62	—
Great British Pound	GSCO	Sell	905,625	1,127,865	4/04/17	—	(4,574)
Great British Pound	MSCO	Sell	987,568	1,229,915	4/04/17	—	(4,990)
Israeli Shekel	GSCO	Buy	92,833	25,570	4/04/17	—	—
Israeli Shekel	MSCO	Buy	93,109	25,644	4/04/17	3	—

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Annual Report

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Israeli Shekel	GSCO	Sell	92,833	$25,521	4/04/17	$—	$(49)
Israeli Shekel	MSCO	Sell	93,109	25,595	4/04/17	—	(51)
Japanese Yen	GSCO	Buy	107,000,071	960,245	4/04/17	—	—
Japanese Yen	MSCO	Buy	101,582,411	911,580	4/04/17	46	—
Japanese Yen	GSCO	Sell	107,000,071	957,729	4/04/17	—	(2,516)
Japanese Yen	MSCO	Sell	101,582,411	909,181	4/04/17	—	(2,445)
New Zealand Dollar	GSCO	Buy	41,537	29,036	4/04/17	—	—
New Zealand Dollar	MSCO	Buy	38,946	27,227	4/04/17	—	(1)
New Zealand Dollar	GSCO	Sell	41,537	30,011	4/04/17	974	—
New Zealand Dollar	MSCO	Sell	38,946	28,140	4/04/17	915	—
Norwegian Krone	GSCO	Buy	305,853	35,610	4/04/17	—	—
Norwegian Krone	MSCO	Buy	317,765	36,995	4/04/17	2	—
Norwegian Krone	GSCO	Sell	305,853	36,606	4/04/17	996	—
Norwegian Krone	MSCO	Sell	317,765	38,034	4/04/17	1,036	—
Singapore Dollar	GSCO	Buy	159,711	114,300	4/04/17	—	—
Singapore Dollar	MSCO	Buy	161,637	115,666	4/04/17	12	—
Singapore Dollar	GSCO	Sell	159,711	114,219	4/04/17	—	(80)
Singapore Dollar	MSCO	Sell	161,637	115,583	4/04/17	—	(95)
Swedish Krona	GSCO	Buy	1,367,125	153,123	4/04/17	—	—
Swedish Krona	MSCO	Buy	1,370,106	153,464	4/04/17	—	(8)
Swedish Krona	GSCO	Sell	1,367,125	152,061	4/04/17	—	(1,062)
Swedish Krona	MSCO	Sell	1,370,106	152,384	4/04/17	—	(1,073)
Swiss Franc	GSCO	Buy	354,636	354,299	4/04/17	—	—
Swiss Franc	MSCO	Buy	361,855	361,494	4/04/17	18	—
Swiss Franc	GSCO	Sell	354,636	354,818	4/04/17	519	—
Swiss Franc	MSCO	Sell	361,855	362,022	4/04/17	510	—
Hong Kong Dollar	GSCO	Buy	1,661,949	213,852	4/05/17	6	—
Hong Kong Dollar	MSCO	Buy	1,794,021	230,823	4/05/17	29	—
Hong Kong Dollar	GSCO	Sell	1,661,949	214,194	4/05/17	336	—
Hong Kong Dollar	MSCO	Sell	1,794,021	231,196	4/05/17	344	—
Australian Dollar	GSCO	Sell	953,476	726,987	5/02/17	—	(15)
Australian Dollar	MSCO	Sell	1,064,220	811,392	5/02/17	—	(50)
Danish Krone	GSCO	Sell	1,162,068	167,352	5/02/17	—	(14)
Danish Krone	MSCO	Sell	1,044,293	150,404	5/02/17	—	—
Euro	GSCO	Sell	721,594	772,726	5/02/17	—	(23)
Euro	MSCO	Sell	844,928	904,745	5/02/17	—	(83)
Great British Pound	GSCO	Sell	905,625	1,133,163	5/02/17	—	(27)
Great British Pound	MSCO	Sell	1,043,343	1,305,432	5/02/17	—	(83)
Hong Kong Dollar	GSCO	Sell	1,661,949	213,988	5/02/17	—	(9)
Hong Kong Dollar	MSCO	Sell	1,867,661	240,447	5/02/17	—	(38)
Japanese Yen	GSCO	Sell	107,000,071	961,150	5/02/17	—	(55)
Japanese Yen	MSCO	Sell	102,723,729	922,687	5/02/17	—	(103)
New Zealand Dollar	GSCO	Sell	41,537	29,015	5/02/17	—	(1)
New Zealand Dollar	MSCO	Sell	35,100	24,520	5/02/17	1	—
Norwegian Krone	MSCO	Sell	336,794	39,222	5/02/17	—	(2)
Singapore Dollar	GSCO	Sell	159,711	114,319	5/02/17	—	(5)
Singapore Dollar	MSCO	Sell	169,395	121,236	5/02/17	—	(21)
Swedish Krona	GSCO	Sell	1,367,125	153,318	5/02/17	—	(5)
Swedish Krona	MSCO	Sell	1,370,106	153,660	5/02/17	2	—
Swiss Franc	GSCO	Sell	354,636	354,849	5/02/17	—	(19)
Swiss Franc	MSCO	Sell	377,645	377,867	5/02/17	—	(25)
Israeli Shekel	GSCO	Sell	92,833	25,592	5/03/17	—	(1)
Israeli Shekel	MSCO	Sell	94,339	26,005	5/03/17	—	(4)
Total Forward Exchange Contracts						$16,457	$(26,957)
Net unrealized appreciation (depreciation)							$(10,500)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 77.

64 Annual Report | The accompanying notes are an integral part of these financial statements.

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			FRANKLIN TEMPLETON ETF TRUST
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities
March 31, 2017

				Franklin
	Franklin			LibertyQ
	LibertyQ	Franklin	Franklin	International
	Emerging	LibertyQ Global	LibertyQ Global	Equity
	Markets ETF	Dividend ETF	Equity ETF	Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$304,547,216	$25,304,574	$20,478,176	$9,618,801
Value – Unaffiliated issuers	$325,985,228	$27,166,664	$21,666,482	$9,843,295
Cash	—	24,036	21,810	1,767
Foreign currency, at value (cost $771,450, $63,564,
$45,512 and $50,114, respectively)	771,494	63,438	45,506	50,192
Receivables:
Investment securities sold	2,646,278	—	9,473	—
Dividends and interest	1,112,692	109,550	53,870	50,711
Affiliates	7,302	17,133	35,700	40,255
Unrealized appreciation on OTC forward exchange
contracts	—	—	—	16,457
Total assets	330,522,994	27,380,821	21,832,841	10,002,677
Liabilities:
Funds advanced by custodian	992,067	—	—	—
Payables:
Investment securities purchased	1,059,342	—	138	—
Transfer agent fees	7,800	7,800	7,800	7,800
Trustees’ fees and expenses	196	82	83	82
Custody fees	100,866	2,356	3,364	11,104
Professional fees	50,400	50,387	50,801	50,727
Reports to shareholders	10,748	4,249	4,008	3,858
Deferred tax	199,437	—	—	—
Unrealized depreciation on OTC forward exchange
contracts	—	—	—	26,957
Accrued expenses and other liabilities	16,588	9,719	22,409	21,740
Total liabilities	2,437,444	74,593	88,603	122,268
Net assets, at value	$328,085,550	$27,306,228	$21,744,238	$9,880,409
Net assets consist of:
Paid-in capital	$308,080,239	$25,429,808	$20,454,265	$9,415,148
Undistributed net investment income	1,336,946	130,246	106,910	513,959
Net unrealized appreciation (depreciation)	21,302,449	1,861,854	1,188,635	213,933
Accumulated net realized gain (loss)	(2,634,084)	(115,680)	(5,572)	(262,631)
Net assets, at value	$328,085,550	$27,306,228	$21,744,238	$9,880,409
Shares outstanding	11,200,000	1,000,000	800,000	400,000
Net asset value per share	$29.29	$27.31	$27.18	$24.70

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The accompanying notes are an integral part of these financial statements. | Annual Report 65

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the period ended March 31, 2017[a]

				Franklin
	Franklin			LibertyQ
	LibertyQ	Franklin	Franklin	International
	Emerging	LibertyQ Global	LibertyQ Global	Equity
	Markets ETF	Dividend ETF	Equity ETF	Hedged ETF
Investment income:
Dividends (net of foreign taxes of $421,306, $40,444,
$28,899 and $28,552, respectively)	$3,270,034	$771,386	$552,350	$441,857
Interest	11	—	—	—
Total investment income	3,270,045	771,386	552,350	441,857
Expenses:
Management fees (Note 3a)	682,098	97,562	65,533	61,596
Transfer agent fees	13,000	13,000	13,000	13,000
Custodian fees	110,533	3,650	5,005	12,796
Reports to shareholders	12,130	5,803	5,484	5,320
Registration and filing fees	5,104	5,032	5,032	5,219
Professional fees	50,415	50,402	50,816	53,698
Trustees’ fees and expenses	36,984	21,067	21,057	19,904
Pricing fees	15,048	6,239	20,808	15,139
Other	8,656	10,300	8,414	6,408
Total expenses	933,968	213,055	195,149	193,080
Expenses waived/paid by affiliates (Note 3c)	(251,871)	(115,494)	(129,615)	(131,483)
Net expenses	682,097	97,561	65,534	61,597
Net investment income	2,587,948	673,825	486,816	380,260
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(2,634,083)	(78,921)	(5,767)	(267,042)
In-kind redemptions	—	—	41,465	(1,009,367)
Foreign currency transactions	(374,969)	(1,655)	(7,719)	1,219,530
Net realized gain (loss)	(3,009,052)	(80,576)	27,979	(56,879)
Net change in unrealized appreciation (depreciation) on:
Investments	21,238,575	1,862,090	1,188,306	224,494
Translation of other assets and liabilities denominated
in foreign currencies	63,874	(236)	329	(10,561)
Net change in unrealized
appreciation (depreciation)	21,302,449	1,861,854	1,188,635	213,933
Net realized and unrealized gain (loss)	18,293,397	1,781,278	1,216,614	157,054
Net increase (decrease) in net assets resulting
from operations	$20,881,345	$2,455,103	$1,703,430	$537,314

[a]For the period June 1, 2016 (commencement of operations) to March 31, 2017.

66 Annual Report | The accompanying notes are an integral part of these financial statements.

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			FRANKLIN TEMPLETON ETF TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets

				Franklin
	Franklin			LibertyQ
	LibertyQ	Franklin	Franklin	International
	Emerging	LibertyQ Global	LibertyQ Global	Equity
	Markets ETF	Dividend ETF	Equity ETF	Hedged ETF
		Period Ended March 31, 2017[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$2,587,948	$673,825	$486,816	$380,260
Net realized gain (loss)	(3,009,052)	(80,576)	27,979	(56,879)
Net change in unrealized appreciation (depreciation)	21,302,449	1,861,854	1,188,635	213,933
Net increase (decrease) in net assets resulting
from operations	20,881,345	2,455,103	1,703,430	537,314
Distributions to shareholders from net investment income
and net foreign currency gains	(876,033)	(580,561)	(371,677)	(1,086,182)
Capital share transactions: (Note 2)	308,080,238	25,431,686	20,412,485	10,429,277
Net increase (decrease) in net assets	328,085,550	27,306,228	21,744,238	9,880,409
Net assets:
Beginning of period	—	—	—	—
End of period	$328,085,550	$27,306,228	$21,744,238	$9,880,409
Undistributed net investment income included in net
assets, end of period	$1,336,946	$130,246	$106,910	$513,959

[a]For the period June 1, 2016 (commencement of operations) to March 31, 2017.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds), four of which are included in this report and the financial statements of the remaining funds are presented separately, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective June 1, 2016, the Trust began offering shares of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin Liber-tyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF. The Trust had no operations prior to its effective date June 1, 2016, other than matters relating to its organization as an open-end management investment company with the Securities and Exchange Commission (the “SEC”), and the sale and issuance of 4,000 shares of the Franklin LibertyQ Global Equity ETF to Franklin Resources, Inc. in exchange for a contribution of $100,000. Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuations approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally,

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invests. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in blocks of 200,000 shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and or cash (which may include cash in lieu of certain securities).

Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees received by the Funds, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ		Franklin LibertyQ
	Emerging Markets ETF		Global Dividend ETF
	Shares	Amount	Shares	Amount
Period ended March 31, 2017[a]
Shares sold	11,200,000	$308,080,238	1,000,000	$25,431,686

			Franklin LibertyQ
	Franklin LibertyQ		International Equity
	Global Equity ETF		Hedged ETF
	Shares	Amount	Shares	Amount
Period ended March 31, 2017[a]
Shares sold	1,200,000	$30,695,587	1,000,000	$25,447,822
Shares redeemed	(400,000)	(10,283,102)	(600,000)	(15,018,545)
Net increase (decrease)	800,000	$20,412,485	400,000	$10,429,277

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ Emerging Markets ETF	0.55%
Franklin LibertyQ Global Dividend ETF	0.45%
Franklin LibertyQ Global Equity ETF	0.35%
Franklin LibertyQ International Equity Hedged ETF	0.40%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF, Franklin LibertyQ International Equity Hedged ETF so that the expenses (excluding acquired fund fees and expenses) for each of the Funds does not exceed 0.55%, 0.45%, 0.35%, and 0.40%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Other Affiliated Transactions

At March 31, 2017, the shares of the Funds were owned by the following investment entities:

		Percentage of
Funds	Shares	Outstanding Shares[a]
Franklin LibertyQ Emerging Markets ETF
Franklin Moderate Allocation Fund	3,401,200	30.4%
Franklin Growth Allocation Fund	2,789,700	24.9%
Franklin 529 Portfolios	2,006,600	17.9%
Franklin Conservative Allocation Fund	1,481,300	13.2%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	829,900	7.4%
Total	10,508,700	93.8%
Franklin LibertyQ Global Equity ETF
Franklin Resources Inc	344,400	43.1%
Franklin LibertyQ Global Dividend ETF
Franklin Resources Inc	393,300	39.3%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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			FRANKLIN TEMPLETON ETF TRUST
			NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

At March 31, 2017, capital loss carryforwards were as follows:

				Franklin LibertyQ
	Franklin LibertyQ	Franklin LibertyQ	Franklin LibertyQ	International
	Emerging Markets	Global Dividend	Global Equity	Equity Hedged
	ETF	ETF	ETF	ETF
Capital loss carryforwards:
Short term	$2,253,131	$64,583	$3,758	$203,280
Long term	—	—	—	—
Total capital loss carryforwards	$2,253,131	$64,583	$3,758	$203,280

The tax character of distributions paid during the period ended March 31, 2017, was as follows:

				Franklin LibertyQ
	Franklin LibertyQ	Franklin LibertyQ	Franklin LibertyQ	International
	Emerging Markets	Global Dividend	Global Equity	Equity Hedged
	ETF	ETF	ETF	ETF

	2017	2017	2017	2017
Distributions paid from ordinary income:	$876,033	$580,561	$371,677	$1,086,182

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

				Franklin LibertyQ
	Franklin LibertyQ	Franklin LibertyQ	Franklin LibertyQ	International
	Emerging Markets	Global Dividend	Global Equity	Equity Hedged
	ETF	ETF	ETF	ETF
Cost of investments	$305,413,411	$25,357,908	$20,489,242	$9,693,028
Unrealized appreciation	$25,709,094	$2,455,282	$1,634,681	$690,222
Unrealized depreciation	(5,137,277)	(646,526)	(457,441)	(539,955)
Net unrealized appreciation
(depreciation)	$20,571,817	$1,808,756	$1,177,240	$150,267
Distributable earnings – undistributed
ordinary income	$1,852,249	$132,483	$116,163	$519,128

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended March 31, 2017, were as follows:

				Franklin LibertyQ
	Franklin LibertyQ	Franklin LibertyQ	Franklin LibertyQ	International
	Emerging Markets	Global Dividend	Global Equity	Equity Hedged
	ETF	ETF	ETF	ETF
Purchases	$199,611,139	$4,383,104	$4,529,840	$3,527,416
Sales	$50,844,018	$3,489,331	$3,106,564	$3,373,071

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NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions (continued)

In-kind transactions associated with creation and redemptions for the period ended March 31, 2017, were as follows:

				Franklin LibertyQ
	Franklin LibertyQ	Franklin LibertyQ	Franklin LibertyQ	International
	Emerging Markets	Global Dividend	Global Equity	Equity Hedged
	ETF	ETF	ETF	ETF
Cost of Securities Received	$158,414,404	$24,489,721	$28,582,984	$25,393,017
Value of Securities Delivered	$—	$—	$9,558,392	$14,651,298

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Other Derivative Information

At March 31, 2017, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts
Not Accounted for as	Statements of Assets and		Statements of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Franklin LibertyQ International Equity
Hedged ETF
Foreign exchange contracts	Unrealized appreciation on	$16,457	Unrealized depreciation on	$26,957
	OTC forward exchange		OTC forward exchange
	contracts		contracts

For the period ended March 31, 2017, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized			Appreciation
Not Accounted for as	Statements of	Gain (Loss)		Statements of	(Depreciation)
Hedging Instruments	Operations Locations	for the Period		Operations Locations	for the Period
Franklin LibertyQ International
Equity Hedged ETF
	Net realized gain (loss) from:			Net change in unrealized
appreciation (depreciation) on:
	Foreign currency	$1,227,148	[a]	Translation of other assets	$(10,500)[a]
	transactions			and liabilities denominated
in foreign currencies

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS

7. Other Derivative Information (continued)

For the period ended March 31, 2017, the average month end fair value of derivatives represented 2.0% of average month end net assets. The average month end number of open derivative contracts for the period was 44.

	Gross and Net Amounts
	of Assets and Liabilities
	Presented in the
	Statements of
	Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin LibertyQ International Equity Hedged ETF
Derivatives
Forward Exchange Contracts	$16,457	$26,957

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At March 31, 2017, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statements of Assets and Liabilities

	Gross and Net
	Amounts of Assets		Financial
	Presented in the	Financial	Instruments	Cash
	Statements of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Received	Received	less than zero)
Franklin LibertyQ
International Equity Hedged
ETF
Counterparty
GSCO	$8,000	$(8,000)	$ —	$ —	$ —
MSCO	$8,457	$(8,457)	$ —	$ —	$ —

At March 31, 2017, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statements of Assets and Liabilities

	Gross and Net
	Amounts of Liabilities		Financial
	Presented in the	Financial	Instruments	Cash
	Statements of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged	Pledged	less than zero)
Franklin LibertyQ
International Equity Hedged
ETF
Counterparty
GSCO	$13,054	$(8,000)	$ —	$ —	$5,054
MSCO	$13,903	$(8,457)	$ —	$ —	$5,446

See note 1(c) regarding derivative financial instruments.

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NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Emerging Markets ETF
Assets:
Investments in Securities:
Equity Investments:[a]
Qatar	$6,761,393	$24,961	$—	$6,786,354
South Africa	15,247,123	59,862	—	15,306,985
Other Equity Investments[b]	303,891,889	—	—	303,891,889
Total Investments in Securities	$325,900,405	$84,823	$—	$325,985,228

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$27,166,664	$—	$—	$27,166,664

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities:
Equity Investments:[a]
Qatar	$27,159	$141	$—	$27,300
South Africa	60,260	242	—	60,502
Other Equity Investments[b]	21,578,680	—	—	21,578,680
Total Investments in Securities	$21,666,099	$383	$—	$21,666,482

Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$9,843,295	$—	$—	$9,843,295
Other Financial Instruments:
Forward Exchange Contracts	$—	$16,457	$—	$16,457

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$26,957	$—	$26,957

[a]Includes common and preferred stocks, management investment companies, as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.

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NOTES TO FINANCIAL STATEMENTS

9. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty
GSCO	Goldman Sachs Banks US
MSCO	Morgan Stanley & Co., LLC
Selected Portfolio
ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton ETF Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF, and Franklin LibertyQ International Equity Hedged ETF (the “Funds”) as of March 31, 2017, the results of their operations for the period then ended, the changes in their net assets for the period then ended and the financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
May 18, 2017

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Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal period ended March 31, 2017:

Franklin LibertyQ	Franklin LibertyQ
Global Dividend	Global Equity
ETF	ETF

27.81%	50.16%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal period ended March 31, 2017:

Franklin LibertyQ
Franklin LibertyQ	Franklin LibertyQ	Franklin LibertyQ	International
Emerging Markets	Global Dividend	Global Equity	Equity Hedged
ETF	ETF	ETF	ETF

$2,147,162	$722,212	$472,005	$394,015

Distributions, including qualified dividend income, paid during calendar year 2017 will be reported to shareholders on Form 1099-DIV by mid-February 2018. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2017, more than 50% of the Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ International Equity Hedged ETF’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. The Funds elect to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the 2017 distribution date, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

By mid-February 2018, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2017.

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Rohit Bhagat (1964)	Lead	Since 2016	10	Zentific Investment Management
One Franklin Parkway	Independent			(hedge fund) (2015-present) and Axis
San Mateo, CA 94403-1906	Trustee and			Bank (2013-present).
	Trustee
Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer,
Barclays Global Investors (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963)	Trustee	Since 2016	10	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present) and Founder and Managing Partner, Consult Meridian, LLC
(consulting company) (2009-present); formerly, Founder, Board Vantage.

Susan R. Thompson (1962)	Trustee	Since August	10	None
One Franklin Parkway		2016
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Chief Executive Officer, Thompson Peak Advisory LLC (asset management consulting) (May 2016-present); formerly, Senior
Advisor, BlackRock, Inc. (exclusive asset management consulting) (2015-2016) and Managing Director, BlackRock, Inc. (investment management) (2007-2015).

Interested Board Members and Officers

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

**Jennifer M. Johnson (1964)	Trustee	Since 2016	19	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments; and formerly, Chief
Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964)	Vice	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Laura F. Fergerson (1962)	Chief	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway San	Executive
Mateo, CA 94403-1906	Officer –
Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC;
and officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Financial
Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin
Templeton Investments.

Steven J. Gray (1955)	Vice President	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	President-AML
San Mateo, CA 94403-1906	Compliance
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2016	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South and Templeton
Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin
Templeton Investments.

Patrick O’Connor (1967)	President and	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; officer of one of the investment companies in Franklin Templeton Investments; and formerly,
Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Robert C. Rosselot (1960)	Chief	Since 2016	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin
Templeton Investments.

Navid J. Tofigh (1972)	Vice	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906	and
Secretary
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin
Templeton Investments.

Craig S. Tyle (1960)	Vice	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice	Since 2016	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These port-
folios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc.
(Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Commit-
tee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset manage-
ment and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the gen-
eral application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Share-
holders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securi-
ties. Shareholders may view the Trust’s complete Policies
online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a
written request to: Franklin Templeton Companies, LLC, 300
S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy
Group. Copies of the Trust’s proxy voting records are also
made available online at franklintempleton.com and posted
on the U.S. Securities and Exchange Commission’s website
at sec.gov and reflect the most recent 12-month period
ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s
website at sec.gov. The filed form may also be viewed and
copied at the Commission’s Public Reference Room in
Washington, DC. Information regarding the operations of the
Public Reference Room may be obtained by calling
(800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market
price on the secondary market for the shares of the Funds
and the Funds’ net asset value may be found on the Funds’
website at libertyshares.com.

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FRANKLIN
LIBERTYSHARES™

Franklin Templeton ETF Trust

Annual Report

March 31, 2017

Franklin Liberty International Opportunities ETF

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty U.S. Low Volatility ETF

FRANKLIN TEMPLETON INVESTMENTS

Contents

Annual Report
Franklin Liberty International Opportunities ETF	2
Franklin Liberty Investment Grade Corporate ETF	9
Franklin Liberty U.S. Low Volatility ETF	16
Financial Highlights and Statements of Investments	23
Financial Statements	36
Notes to Financial Statements	39
Report of Independent Registered
Public Accounting Firm	47
Tax Information	48
Board Members and Officers	49
Shareholder Information	52

ANNUAL REPORT

Franklin Liberty International Opportunities ETF

We are pleased to bring you Franklin Liberty International Opportunities ETF’s annual report, which covers the period since the Fund’s inception on January 25, 2017, through March 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities (principally common stocks and preferred stocks) in developed, developing and frontier markets outside of the U.S. across the entire market capitalization spectrum.

Performance Overview

For the period since inception on January 25, 2017, through March 31, 2017, the Fund delivered cumulative total returns of +5.27% based on market price and +4.41% based on net asset value (NAV).1 In comparison, the MSCI All Country World Index (ACWI) ex USA, which measures stock performance in global developed and emerging markets excluding the U.S., generated a +3.72% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The global economy grew moderately during the period under review. In this environment, stocks in global developed and emerging markets excluding the U.S. rose, as measured by the MSCI ACWI ex USA. Global markets were aided by accommodative monetary policies of various global central banks, generally upbeat economic data across regions and investor optimism about U.S. President Donald Trump’s pro-growth policies.

However, investors expressed concerns about the timing and economic effects of the U.K.’s exit from the European Union and President Trump’s protectionist policies. Other headwinds included uncertainty about the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates; elections in Europe, particularly in France; and geopolitical tensions in certain regions.

The U.S. economy expanded during the period as the manufacturing and services sectors continued to grow and the unemployment rate remained low. After raising the federal funds target range at its December 2016 meeting, the Fed raised it again at its March meeting, to 0.75%–1.00%, citing improved U.S. labor market and inflationary conditions.

In Europe, the U.K.’s and eurozone’s economies continued to grow. The eurozone’s annual inflation rate reached its highest levels in four years in February. However, the inflation rate eased sharply in March, led by slower growth in energy and food prices.

In Asia, Japan’s economy continued to grow, and the Bank of Japan kept its interest rates unchanged toward period-end.

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/27/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.
2. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 24.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Top 10 Countries
3/31/17
% of Total
Net Assets
Japan	17.1%
U.K.	10.9%
China	7.9%
France	7.3%
Spain	6.0%
Canada	5.4%
Italy	4.9%
Belgium	4.5%
India	4.4%
South Korea	4.4%

In emerging markets, Brazil’s economy continued to be in recession, and the country’s central bank cut its benchmark interest rate in February 2017 to spur economic growth. Russia’s economy also continued to be in recession but showed signs of improvement following a rebound in oil prices and improved industrial production. The Bank of Russia reduced its key interest rate in March 2017 to try to revive its economy. China’s and India’s economies continued to grow. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

Investment Strategy

Under normal market conditions, the Fund will provide exposure to investments that are economically tied to at least three different countries. The Fund also may invest in exchange-traded funds (ETFs) to obtain exposure to equity investments in local markets. Additionally, the Fund may invest a portion of its assets in cash, which may be in U.S. dollars or foreign currencies. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

When choosing equity investments for the Fund, we apply a research-driven, bottom-up, fundamental long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We seek to invest in companies that we consider to be financially strong with favorable growth potential and sustainable competitive advantages. We may also consider, among other factors, a company’s price/earnings ratio, profit margins and liquidation value.

Top 10 Sectors/Industries
3/31/17
% of Total
Net Assets
Pharmaceuticals	6.4%
Internet Software & Services	5.9%
Diversified Financial Services	5.8%
Electrical Equipment	5.4%
Banks	5.3%
Capital Markets	4.7%
Oil, Gas & Consumable Fuels	4.6%
Semiconductors & Semiconductor Equipment	3.8%
Media	3.7%
Air Freight & Logistics	3.5%

Manager’s Discussion

Given the short time period, we caution against assigning too much weight to the Fund’s performance for the period; however, there were a few notable developments within the period.

Asian stock markets performed well, especially India, China, South Korea, Taiwan and Australia. Japan posted positive returns, but it lagged the rest of the region. However, stock selection in Japan contributed significantly to the Fund’s performance relative to the MSCI ACWI ex USA, driven by several holdings. Astellas Pharma benefited from news that it would seek to acquire Ogeda, a Belgium-based clinical-stage drug discovery company. Sumitomo Chemical posted strong earnings for its December quarter, driven by better-than-expected results in its petrochemicals and information technology-related chemicals segments. Sumitomo Electric Industries also beat earnings expectations, supported by sales growth and cost-cutting measures in its automotive wire harness business.

European markets slightly outperformed the index, but results varied across countries, with Russia and Norway having notably poor performance. Stock selection in the U.K. aided relative performance, particularly off-benchmark positions in Bodycote, a provider of thermal processing services to the automotive and the aerospace and defense industries; Rathbone Brothers, a U.K. investment manager; and Pennon Group, a water and waste management company.

Stock selection in Canada also contributed to relative performance, despite the Canadian market’s negative return during the period. Key individual contributors included Restaurant Brands International and Canadian National Railway. Restaurant Brands International, which is known for its Tim Hortons and Burger King brands, agreed to acquire Popeyes

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Top 10 Holdings
3/31/17
% of Total
Net Assets
Tencent Holdings Ltd.	2.9%
Internet Software & Services, China
bpost SA	2.4%
Air Freight & Logistics, Belgium
Wisdomtree India Earnings ETF	2.3%
Diversified Financial Services, India
Anheuser-Busch InBev SA/NV	2.1%
Beverages, Belgium
iShares MSCI India ETF	2.1%
Diversified Financial Services, India
Samsung Electronics Co. Ltd.	2.1%
Technology Hardware, Storage & Peripherals,
South Korea
Sanofi	1.8%
Pharmaceuticals, France
Ctrip.com International Ltd., ADR	1.8%
Internet & Direct Marketing Retail, China
The Siam Cement PCL	1.7%
Construction Materials, Thailand
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Semiconductors & Semiconductor Equipment, Taiwan

Louisiana Kitchen. Canadian National Railway announced a new stock repurchase program amid strength in its coal, grain, and frac sand business segments.

In contrast, several holdings hindered the Fund’s relative performance. Shares of PT Surya Citra Media, an Indonesian multimedia company, weakened as management lowered earnings guidance due to weak audience share over the past year. Although stock selection in Japan contributed to relative results, two Japanese stocks detracted, namely electric and electronic component manufacturer Mitsubishi Electric and telecommunication services provider SoftBank Group.

Shares of Belgian air freight and logistics company bpost declined after a surprise move by Belgium’s postal regulator to deny a proposed stamp price increase. Norwegian energy company TGS-NOPEC Geophysical’s share price declined after the company announced poor quarterly earnings.

Thank you for your participation in Franklin Liberty International Opportunities ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Stephen H. Dover is chief investment officer (CIO) for Templeton
Emerging Markets Group (TEMG), Franklin Local Asset Manage-
ment (LAM) and Templeton Private Equity Partners. As CIO of
TEMG, he is responsible for overseeing the emerging markets
strategies and investment process, as well as day-to-day man-
agement of the team. In addition, as CIO of LAM, Mr. Dover
manages the investment functions of Franklin Templeton’s local asset management teams and joint ventures located in Australia,
Brazil, Canada, China, Germany, India, Japan, Malaysia, United
Arab Emirates, Mexico, Poland, South Korea, Vietnam and the
U.K. Prior to serving in his current role, Mr. Dover was a founder and CIO of Bradesco Templeton Asset Management (BTAM), a
joint venture between Franklin Templeton Investments and Banco
Bradesco. Under his direction, BTAM became Brazil’s largest
joint-venture asset management company. Prior to joining
Franklin Templeton in 1997, Mr. Dover was a portfolio manager and principal at Newell Associates in Palo Alto, CA where he co-managed retail and institutional equity assets including the
Vanguard Equity Income Fund.

Mr. Dover holds a B.A., with honors, in communications and
business administration from Lewis and Clark College and an
M.B.A. in finance from The Wharton School of the University
of Pennsylvania. He is a Chartered Financial Analyst
(CFA) charterholder.

Purav A. Jhaveri is a managing director–investment strategy/
portfolio manager for Templeton Emerging Markets Group
(TEMG) and Franklin Local Asset Management (LAM). He is
responsible for supporting the investment functions of the locally managed and distributed products in Australia, Brazil, Canada,
China, the Middle East and North Africa, Europe, India, Japan,
Malaysia, Mexico, South Korea, Vietnam and the U.K. Prior to
serving in his current role, Mr. Jhaveri was a portfolio manager with Franklin Templeton’s local asset management group in
Mumbai, India, and a research analyst with TEMG in Mumbai,
India. Prior to joining Franklin Templeton in 2000, he was an investment advisor and research analyst at ANZ Grindlays Bank.
He was previously with Unit Trust of India as a research analyst.

Mr. Jhaveri has an M.B.A. from The Wharton School of the
University of Pennsylvania. He earned his master’s degree in management from Narsee Monjee Institute of Management Stud-
ies, University of Bombay and his bachelor of commerce degree from Jaihind College, University of Bombay. Mr. Jhaveri has a
Financial Risk Manager (FRM) certification from Global Associa-
tion of Risk Professionals. He is a Chartered Financial Analyst
(CFA) charterholder.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Performance Summary as of March 31, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/27/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/17[1]
	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on	Based on	Based on	Based on
	NAV[3]	market price[4]	NAV[3]	market price[4]
Since Inception (1/25/17)	+4.41%	+5.27%	+4.41%	+5.27%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF
PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
With Waiver	Without Waiver
0.64%	0.98%

All investments involve risks, including possible loss of principal. The market values of stocks owned by the Fund will go up or down, sometimes rapidly or unpredictably. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks or adverse developments in such areas of focus than a fund that invests in a wider vari-
ety of countries, regions, industries or sectors, or investments. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. Investments in derivatives involve costs and create economic leverage, which may result in significant vol-
atility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 1/11/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on market price.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Annual Report 7

FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value[1]	Value 3/31/17	1/25/17–3/31/17[2,3]	Value 3/31/17	10/1/16–3/31/17[2,3]	Expense Ratio[3]
$1,000.00	$1,044.10	$1.09	$1,021.94	$3.02	0.60%

1. 1/25/17 for Actual; 10/1/16 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 65/365 to reflect the number of days since commencement of operations.
3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin Liberty Investment Grade Corporate ETF

This annual report for Franklin Liberty Investment Grade Corporate ETF covers the period since the Fund’s inception on October 3, 2016, through March 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

For the period since inception on October 3, 2016, through March 31, 2017, the Fund posted cumulative total returns of -1.70% based on market price and -1.83% based on net asset value (NAV).1 In comparison, the Bloomberg Barclays U.S. Corporate Investment Grade Index produced a -1.62% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy continued to grow in 2017’s first quarter, though at a slower pace compared to 2016’s fourth quarter. Strength in business investment, exports, housing and consumer spending was partially offset by declines in private inventory investment and government spending. The manufacturing sector generally expanded, and the services sector continued to grow. The unemployment rate decreased from 4.9% in September 2016 to 4.5% at period-end.3 Monthly retail sales were volatile, but grew during most of the review period. Inflation generally increased during the period, as measured by the Consumer Price Index.

Top 10 Sectors/Industries
3/31/17
% of Total
Net Assets
Banks	19.7%
Oil, Gas & Consumable Fuels	9.3%
Food & Staples Retailing	5.5%
Food Products	4.8%
Insurance	4.6%
Capital Markets	4.5%
Diversified Telecommunication Services	4.3%
Media	4.0%
Diversified Financial Services	3.3%
Equity Real Estate Investment Trusts (REITs)	3.3%

At its December meeting, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate to 0.50%–0.75%, as policymakers cited improved labor market conditions and higher inflation. The Fed kept its interest rate unchanged at its February meeting, but incoming economic data, along with statements by Fed officials in late February and early March, heightened many investors’ expectations for a March interest-rate hike. The Fed, at its March meeting, made the widely anticipated increase in its federal funds target rate to 0.75%–1.00%.

The 10-year Treasury yield, which moves inversely to its price, shifted during the period. It rose from 1.63% at the beginning of the period, to a period high of 2.62% on March 13, 2017. The yield rose in October, due to positive economic data and signals from the Fed about the possibility of an increase in interest rates in the near term. The U.S. Treasury yield further increased in November and December, amid a bond market sell-off, based on investor expectations that possible expansionary fiscal policies under new U.S. President Donald Trump could lead to a stronger economy and higher inflation.

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the market price to calculate market returns.
2. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 29.

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Annual Report 9

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Investment Strategy

The Fund invests primarily in U.S. dollar-denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund may also invest a portion of its assets in convertible securities and preferred securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high quality money market securities, including commercial paper, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-U.S. dollar-denominated securities.

The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Manager’s Discussion

Corporate bond spreads performed well during the period, helped by positive market risk sentiment following the U.S. presidential election and improved economic data around the world, particularly manufacturing and consumer confidence indicators. However, tighter spreads could not offset the impact of higher U.S. Treasury yields, and investment-grade bonds experienced negative total returns for the period. The new issue market was busy, but bonds were easily absorbed by strong investor demand.

The Fund slightly underperformed its benchmark during the period from inception through March 31, 2017. Security

Top 10 Holdings
3/31/17
% of Total
Net Assets
Bank of America Corp., senior sub. bond,	2.5%
4.25%, 10/22/26
JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	2.5%
The Goldman Sachs Group Inc., sub. note,	2.5%
4.25%, 10/21/25
BNP Paribas SA, senior note, 2.375%, 5/21/20	2.4%
Verizon Communications Inc., senior bond,	2.4%
5.50%, 3/16/47
Mondelez International Holdings Netherlands BV,	2.3%
senior note, 144A, 2.00%, 10/28/21
Credit Suisse New York, senior note, 2.30%, 5/28/19	2.3%
Capital One Bank USA NA, senior note,	2.3%
2.25%, 2/13/19
Ford Motor Credit Co. LLC, senior note,	2.2%
2.875%, 10/01/18
Anheuser-Busch InBev Finance Inc., senior bond,	2.1%
4.70%, 2/01/36

selection was the largest performance detractor, with the biggest negatives in the banks industry. Our exposure within that industry covered many of the major U.S. banks as well as selected banks from the U.K., France, Switzerland and Australia.

It was a period of contrasts for the banks industry, as stronger earnings, higher U.S. interest rates and the belief that the new Trump administration would reduce regulatory burdens were positives. On the other hand, political uncertainty in Europe caused some volatility within the industry and a heavy new-issue calendar limited upside potential.

Another sector with negative selection was the electric utilities industry, largely due to underperformance of our Georgia Power holding. Bond spreads widened due to the bankruptcy of Westinghouse Electric, which is building the Vogtle 3 and 4 nuclear power plants for Georgia Power under a fixed-price contract. Investors faced uncertainty as to whether Georgia Power would continue to build the plants and whether West-inghouse’s parent, Toshiba Corporation, would step in to honor performance guarantees.

Security selection in consumer finance, insurance and energy contributed to performance.4 Energy prices were generally

4. The energy sector comprises energy equipment and services and oil, gas and consumable fuels in the SOI.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

higher during the period, which created some cash flow and credit rating stability for our holdings. Our communications holdings also did well, helped by above-market tender offers by Verizon and Time Warner for individual issues we held in the Fund.

Two of our holdings, Constellation Brands and AerCap Ireland Capital, which started the period with ratings split between investment grade and high yield among the various credit rating agencies, were upgraded to full investment grade during the period. In contrast, Freeport-McMoRan lost its single investment-grade rating but we continue to hold the 2017 bond maturity as of period-end.

Duration was a strong performance driver during the period, as the Fund was generally short duration relative to its benchmark during the period as U.S. Treasury yields moved higher. Duration remains a key component of any investment-grade credit strategy.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

The Fund held only cash bonds during the period and had no exposure to derivatives.

Thank you for your participation in Franklin Liberty Investment Grade Corporate ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Marc Kremer is a vice president, portfolio manager and research analyst in the Franklin Templeton Fixed Income Group. He is also a member of the firm’s Fixed Income Policy Committee.

Mr. Kremer is primarily responsible for managing investment-grade credit strategies, including global credit, U.S. credit and European credit. Additionally, he is a co-manager of Franklin Templeton’s emerging market corporate debt strategies. His research coverage is focused on the media and entertainment industry. Mr. Kremer joined Franklin Templeton in 2003 with over 15 years of prior fixed income research experience at Schroders, HSBC Asset Management, Lehman Brothers and Moody’s Investors Service.

Mr. Kremer holds a bachelor’s degree in economics from Vassar College and an M.B.A. from Duke University’s Fuqua School of Business. He is a Chartered Financial Analyst (CFA) charter-holder and a member of the CFA Institute. He also serves on the advisory board of The Credit Roundtable, a group of institutional fixed income investors.

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11

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Shawn Lyons is a vice president and portfolio manager in the
Franklin Templeton Fixed Income Group and head of the Money
Market group. Mr. Lyons joined Franklin Templeton in 1996 as a management trainee, and has worked with the municipal bond
department, as well as the mortgage and money market groups.
He received a B.A. degree in economics from the University of
California, Berkeley. Mr. Lyons is a Chartered Financial Analyst
(CFA) charterholder and a member of the CFA Society of San
Francisco and the CFA Institute.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Performance Summary as of March 31, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/17[1]
			Cumulative Total Return[2]		Average Annual Total Return[2]
			Based on	Based on	Based on	Based on
			NAV[3]	market price[4]	NAV[3]	market price[4]
Since Inception (10/3/16)			-1.83%	-1.70%	-1.83%	-1.70%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
3.93%	3.09%	2.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF
PERFORMANCE SUMMARY

Distributions (10/3/16–3/31/17)
Net Investment
Income
$0.332243

Total Annual Operating Expenses[7]
With Waiver	Without Waiver
0.40%	0.83%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity.
Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 9/19/17. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on market price.
5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/17.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value[1]	Value 3/31/17	10/3/16–3/31/17[2,3]	Value 3/31/17	10/1/16–3/31/17[2,3]	Expense Ratio[3]
$1,000.00	$981.70	$1.94	$1,022.94	$2.02	0.40%

1. 10/3/16 for Actual; 10/1/16 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 179/365 to reflect the number of days since commencement of operations.
3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty U.S. Low Volatility ETF

This annual report for Franklin Liberty U.S. Low Volatility ETF covers the period since the Fund’s inception on September 20, 2016, through March 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests as least 80% of its net assets in U.S. investments.

Performance Overview

For the period since inception on September 20, 2016, through March 31, 2017, the Fund posted cumulative total returns of +8.48% based on market price and +8.40% based on net asset value (NAV).1 In comparison, the Russell 1000® Index produced a +11.65% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy continued to grow in 2017’s first quarter, though at a slower pace compared to 2016’s fourth quarter. Strength in business investment, exports, housing and consumer spending was partially offset by declines in private inventory investment and government spending. The manufacturing sector generally expanded, and the services sector continued to grow. The unemployment rate decreased from 4.9% in September 2016 to 4.5% at period-end.3 Monthly retail sales were volatile, but grew during most of the review period. Inflation generally increased during the period, as measured by the Consumer Price Index.

Top 10 Sectors/Industries
3/31/17
% of Total
Net Assets
Information Technology	20.8%
Financials	14.9%
Health Care	13.5%
Consumer Discretionary	12.7%
Industrials	10.4%
Consumer Staples	9.0%
Energy	6.3%
Real Estate	3.6%
Materials	3.2%
Utilities	3.1%

At its December meeting, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate to 0.50%–0.75%, as policymakers cited improved labor market conditions and higher inflation. The Fed kept its interest rate unchanged at its February meeting, but incoming economic data, along with statements by Fed officials in late February and early March, heightened many investors’ expectations for a March interest-rate hike. The Fed, at its March meeting, made the widely anticipated increase in its federal funds target rate to 0.75%–1.00%.

U.S. equity markets rose during the review period, benefiting from mostly upbeat economic data, encouraging corporate earnings, signs of improvement in the Chinese and European economies, ongoing expansionary monetary policies from key central banks and investor optimism arising from U.S. President Donald Trump’s pro-growth and pro-business policy plans. However, investor concerns about the terms of the U.K.’s exit from the European Union and President Trump’s uncertain trade policies weighed on market sentiment. The broad U.S. stock market ended the period higher, as measured by the Standard & Poor’s® 500 Index.

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the market price to calculate market returns.
2. Source: FactSet. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trade-
mark of Russell Investment Group.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 33.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Investment Strategy

The Fund invests primarily in equity securities (principally common stocks) of U.S. companies.4 The Fund seeks capital appreciation, while providing a lower level of volatility than the broader equity market as measured by the Russell 1000® Index, meaning the Fund seeks returns that fluctuate less than the returns of the Russell 1000® Index. We apply a fundamentally driven “bottom-up” research process to identify stocks that exhibit strong fundamental characteristics and screen for stocks with the lowest realized volatility scores, based on our proprietary quantitative model, relative to their corresponding sectors. Risk considerations are incorporated into the final stock selection process.

Manager’s Discussion

Most sectors contributed to performance during the period under review, led by strong results from our investments in financials, information technology (IT), consumer discretionary and industrials. Real estate and energy were the only sectors that detracted from performance.

Our investments in diversified financial services companies Wells Fargo and US Bancorp and insurers Progressive, WR Berkley, Erie Indemnity and RenaissanceRe Holdings were the major contributors in the financials sector. Investor sentiment was bolstered by the Fed rate increase in December 2016, as well as rising inflation expectations during the second half of the period.

The IT sector was another strong contributor, particularly among our IT services and software holdings. Within IT services, Automatic Data Processing contributed to performance as it posted two strong quarters of revenue and profit growth, supported by improved retention rates in its core businesses. Fiserv also contributed as impressive execution delivered solid profit growth despite below-trend revenue growth. Microsoft was a major contributor among our software holdings with continued strong results in the shift of enterprise customers to the Office 365 platform, and robust growth in cloud computing solution Azure. Software companies ANSYS and Oracle also contributed significantly.

Overall, the consumer discretionary sector contributed to returns, but there was some mixed performance among our individual holdings. Our investments in media companies

Top 10 Holdings
3/31/17
% of Total
Net Assets
Kimberly-Clark Corp.	1.6%
Consumer Staples
Colgate-Palmolive Co.	1.5%
Consumer Staples
PepsiCo Inc.	1.5%
Consumer Staples
Procter & Gamble Co.	1.5%
Consumer Staples
McCormick & Co. Inc.	1.5%
Consumer Staples
Coca-Cola Co.	1.4%
Consumer Staples
Allstate Corp.	1.4%
Financials
Erie Indemnity Co., A	1.4%
Financials
ANSYS Inc.	1.4%
Information Technology
Oracle Corp.	1.4%
Information Technology

Disney and Twenty-First Century Fox5 were key contributors as U.S. advertising fundamentals were strong during the period at Fox, and Disney recovered from multi-year valuation lows. Homebuilder NVR was another contributor to performance as reported results in its homebuilding and mortgage banking businesses were strong, while fourth-quarter 2016 new orders increased significantly compared to a year earlier. Conversely, Nielsen5 detracted from performance as the company reported weak third-quarter 2016 results and poor fourth-quarter guidance. Target also detracted as fourth-quarter 2016 results were negatively impacted by reduced in-store sales.5 The company’s weak guidance for 2017 was similar to that of many brick-and-mortar retailers who have been struggling in competing with online competitors.

Industrials sector holdings also contributed to returns. Waste disposal specialist Republic Services was the largest contributor among industrial holdings as the company continued to report strong quarterly results, as it benefited from a generally improved U.S. economy. Defense contractors, led by

4. “U.S. companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; (ii) derive
50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or (iii) have 50% or more of their assets in the U.S.
5. No longer held by period-end.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

General Dynamics, also bolstered returns as geopolitical uncertainty and a rising defense budget supported results.

Real estate sector holdings detracted from returns as shopping center REIT DDR5 and Weingarten Realty Investors suffered from weak demand and poor results from its core tenants. Additionally, our energy sector holdings detracted from performance, notably EQT. The integrated natural gas company suffered as winter 2016-2017 was one of the warmest on record in the U.S., which impacted demand for natural gas.

Our health care sector holdings in medical device company Medtronic also detracted from performance after it reported disappointing revenues for its October 2016 quarter.

Thank you for your participation in Franklin Liberty U.S. Low Volatility ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18 Annual Report

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Performance Summary as of March 31, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/17[1]
	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on	Based on	Based on	Based on
	NAV[3]	market price[4]	NAV[3]	market price[4]
Since Inception (9/20/16)	+8.40%	+8.48%	+8.40%	+8.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

See page 21 for Performance Summary footnotes.

20 Annual Report

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF
PERFORMANCE SUMMARY

Distributions (9/20/16-3/31/17)
Net Investment
Income
$0.178098

Total Annual Operating Expenses[6]
With Waiver	Without Waiver
0.50%	0.70%

All investments involve risks, including possible loss of principal. The market values of stocks owned by the Fund will go up or down, sometimes rapidly or unpredictably. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the
Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 9/19/17. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on market price.
5. Source: Factset. The Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which repre-
sents the majority of the U.S. market’s total capitalization.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 10/1/16	Value 3/31/17	10/1/16–3/31/17[1,2]	Value 3/31/17	10/1/16–3/31/17[1,2]	Expense Ratio[2]
$1,000.00	$1,072.40	$2.58	$1,022.44	$2.52	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.

22 Annual Report

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin Liberty International Opportunities ETF
Period Ended
March 31, 2017[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.50
Income from investment operationsb:
Net investment income[c]	0.09
Net realized and unrealized gains (losses)	0.99
Total from investment operations	1.08
Net asset value, end of period	$25.58

Total return[d]	4.41%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	8.50%
Expenses net of waiver and payments by affiliates	0.60%
Net investment income	1.98%

Supplemental data
Net assets, end of period (000’s)	$5,116
Portfolio turnover rate[f]	2.32%

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
eRatios are annualized for periods less than one year.
fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

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The accompanying notes are an integral part of these financial statements. | Annual Report 23

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2017

Franklin Liberty International Opportunities ETF

	Industry	Shares	Value

Common Stocks 94.1%
Australia 1.9%
Amcor Ltd	Containers & Packaging	2,147	$24,667
Brambles Ltd	Commercial Services & Supplies	3,446	24,579
CSL Ltd	Biotechnology	508	48,569

			97,815
Belgium 4.5%
Anheuser-Busch InBev SA/NV	Beverages	1,000	110,057
bpost SA	Air Freight & Logistics	5,140	121,027

			231,084
Brazil 0.5%
BM&F BOVESPA SA	Capital Markets	2,200	13,366
Energisa SA	Electric Utilities	700	5,005
Vale SA	Metals & Mining	1,000	9,383

			27,754
Canada 5.4%
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	400	18,020
Brookfield Asset Management Inc., A	Capital Markets	1,200	43,595
Canadian Imperial Bank of Commerce	Banks	300	25,795
Canadian National Railway Co	Road & Rail	600	44,161
Enbridge Inc	Oil, Gas & Consumable Fuels	1,000	41,772
Peyto Exploration & Development Corp	Oil, Gas & Consumable Fuels	800	16,406
Restaurant Brands International Inc	Hotels, Restaurants & Leisure	300	16,664
Royal Bank of Canada	Banks	500	36,325
The Toronto-Dominion Bank	Banks	700	34,962

			277,700
China 7.9%
a Alibaba Group Holding Ltd., ADR	Internet Software & Services	780	84,107
China Overseas Land & Investment Ltd	Real Estate Management & Development	16,000	45,706
a Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	1,840	90,436
Silergy Corp	Semiconductors & Semiconductor Equipment	2,000	36,912
Tencent Holdings Ltd	Internet Software & Services	5,200	149,078

			406,239
Egypt 0.4%
a Six of October Development & Investment Co	Real Estate Management & Development	28,174	20,760
Finland 0.8%
Tieto OYJ	IT Services	1,560	42,597
France 7.3%
Cap Gemini SA	IT Services	480	44,439
Sanofi	Pharmaceuticals	1,024	92,677
Schneider Electric SE	Electrical Equipment	1,164	85,441
SEB SA	Household Durables	536	75,042
Vinci SA	Construction & Engineering	940	74,700

			372,299
Hong Kong 2.5%
AIA Group Ltd	Insurance	11,600	73,139
a IMAX China Holding Inc	Media	3,600	18,529
Samsonite International SA	Textiles, Apparel & Luxury Goods	9,600	34,959
			126,627
Indonesia 1.0%
Surya Citra Media Tbk PT	Media	247,200	50,087

24 Annual Report

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	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS

Franklin Liberty International Opportunities ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Italy 4.9%
Banca Generali SpA	Capital Markets	2,348	$61,527
Cerved Information Solutions SpA	Diversified Financial Services	6,916	67,054
a Italgas SpA	Gas Utilities	7,402	32,554
Prysmian SpA	Electrical Equipment	2,260	59,898
Snam SpA	Oil, Gas & Consumable Fuels	7,226	31,331

			252,364
Japan 17.1%
Astellas Pharma Inc	Pharmaceuticals	1,400	18,419
Bridgestone Corp	Auto Components	600	24,247
The Dai-ichi Life Holdings Inc	Insurance	3,800	68,085
Daikin Industries Ltd	Building Products	600	60,226
Denso Corp	Auto Components	1,400	61,526
FUJIFILM Holdings Corp	Technology Hardware, Storage & Peripherals	600	23,412
Honda Motor Co. Ltd	Automobiles	2,200	66,160
JXTG Holdings Inc	Oil, Gas & Consumable Fuels	16,200	79,481
Mitsubishi Electric Corp	Electrical Equipment	5,000	71,659
Mitsubishi UFJ Financial Group Inc	Banks	4,000	25,117
Murata Manufacturing Co. Ltd	Electronic Equipment, Instruments & Components	200	28,421
Nidec Corp	Electrical Equipment	600	57,049
Nissan Motor Co. Ltd	Automobiles	1,000	9,634
Omron Corp	Electronic Equipment, Instruments & Components	400	17,536
Otsuka Holdings Co. Ltd	Pharmaceuticals	600	27,041
Panasonic Corp	Household Durables	900	10,161
SoftBank Group Corp	Wireless Telecommunication Services	1,000	70,555
Sony Corp	Household Durables	800	27,037
Sumitomo Chemical Co. Ltd	Chemicals	10,000	55,820
Sumitomo Electric Industries Ltd	Auto Components	2,000	33,133
Suntory Beverage & Food Ltd	Beverages	400	16,836
Toyota Motor Corp	Automobiles	400	21,689

			873,244
Luxembourg 0.5%
L’Occitane International SA	Specialty Retail	13,500	27,481
Mexico 1.2%
America Movil SAB de CV, L	Wireless Telecommunication Services	40,000	28,204
Fomento Economico Mexicano SAB de CV	Beverages	3,800	33,500

			61,704
Netherlands 1.4%
ASML Holding NV	Semiconductors & Semiconductor Equipment	520	69,187
Norway 1.1%
TGS NOPEC Geophysical Co. ASA	Energy Equipment & Services	2,580	54,670
Philippines 0.4%
Security Bank Corp	Banks	4,960	19,968
Russia 1.0%
Gazprom PAO	Oil, Gas & Consumable Fuels	11,840	26,815
a,b Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	1,050	23,205

			50,020
Singapore 0.8%
DBS Group Holdings Ltd	Banks	2,800	38,875
South Africa 1.3%
Naspers Ltd., N	Media	320	55,247
Redefine Properties Ltd	Equity Real Estate Investment Trusts (REITs)	12,176	9,998

			65,245

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FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin Liberty International Opportunities ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
South Korea 4.4%
Lotte Chemical Corp	Chemicals	228	$75,538
Naver Corp	Internet Software & Services	54	41,286
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	58	106,840

			223,664
Spain 6.0%
Applus Services SA	Professional Services	5,576	67,182
Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics	2,468	57,399
Mediaset Espana Comunicacion SA	Media	5,086	65,739
Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs)	5,336	59,811
Tecnicas Reunidas SA	Energy Equipment & Services	1,432	56,593

			306,724
Sweden 2.2%
Byggmax Group AB	Specialty Retail	8,760	60,341
b Nobina AB, Reg S	Road & Rail	8,780	52,365

			112,706
Switzerland 3.1%
Novartis AG	Pharmaceuticals	1,040	77,251
Roche Holding AG	Pharmaceuticals	320	81,778

			159,029
Taiwan 2.2%
Ennoconn Corp	Technology Hardware, Storage & Peripherals	2,000	26,135
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	14,000	87,204

			113,339
Thailand 2.7%
Kasikornbank PCL	Banks	9,600	52,802
The Siam Cement PCL	Construction Materials	5,600	88,003

			140,805
United Arab Emirates 0.7%
Amanat Holdings PJSC	Capital Markets	114,348	34,557
United Kingdom 10.9%
AstraZeneca PLC	Pharmaceuticals	460	28,257
Bodycote PLC	Machinery	3,440	34,262
BP PLC	Oil, Gas & Consumable Fuels	4,180	23,916
British American Tobacco PLC	Tobacco	460	30,486
Bunzl PLC	Trading Companies & Distributors	1,000	29,010
Close Brothers Group PLC	Capital Markets	1,480	28,463
Dixons Carphone PLC	Specialty Retail	6,180	24,543
HSBC Holdings PLC	Banks	2,980	24,255
Imperial Brands PLC	Tobacco	600	29,013
Intermediate Capital Group PLC	Capital Markets	3,020	26,737
National Grid PLC	Multi-Utilities	2,260	28,642
Pennon Group PLC	Water Utilities	2,660	29,337
Prudential PLC	Insurance	1,340	28,251
Rathbone Brothers PLC	Capital Markets	1,060	31,745
Reckitt Benckiser Group PLC	Household Products	300	27,332
RELX PLC	Professional Services	1,480	28,944
Restore PLC	Commercial Services & Supplies	5,700	25,303
Smith & Nephew PLC	Health Care Equipment & Supplies	1,600	24,329
Unite Group PLC	Equity Real Estate Investment Trusts (REITs)	3,400	27,061
Wolseley PLC	Trading Companies & Distributors	480	30,131

			560,017

Total Common Stocks
(Cost $4,644,648)			4,816,561

26 Annual Report

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FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin Liberty International Opportunities ETF (continued)

	Industry	Shares	Value
Management Investment Companies 4.4%
India 4.4%
iShares MSCI India ETF	Diversified Financial Services	3,400	$107,049
Wisdomtree India Earnings ETF	Diversified Financial Services	4,900	118,237
Total Management Investment Companies
(Cost $201,702)			225,286
Preferred Stocks 0.5%
Brazil 0.5%
c Banco Bradesco SA, 4.096%, pfd	Banks	1,000	10,199
a Petroleo Brasileiro SA, pfd	Oil, Gas & Consumable Fuels	3,000	13,691
Total Preferred Stocks (Cost $24,784)			23,890
Total Investments
(Cost $4,871,134) 99.0%			5,065,737
Other Assets, less Liabilities 1.0%			50,043
Net Assets 100.0%			$5,115,780

See Abbreviations on page 46.
aNon-income-producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2017, the aggregate value of these securities was $75,570, representing 1.5% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin Liberty Investment Grade Corporate ETF
Period Ended
March 31, 2017[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.00
Income from investment operationsb:
Net investment income[c]	0.32
Net realized and unrealized gains (losses)	(0.78)
Total from investment operations	(0.46)
Less distributions from net investment income	(0.33)
Net asset value, end of period	$24.21

Total return[d]	(1.83)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.06%
Expenses net of waiver and payments by affiliates	0.40%
Net investment income	2.76%

Supplemental data
Net assets, end of period (000’s)	$53,268
Portfolio turnover rate	17.85%

aFor the period October 3, 2016 (commencement of operations) to March 31, 2017.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
eRatios are annualized for periods less than one year.

28 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2017

Franklin Liberty Investment Grade Corporate ETF

	Country	Principal Amount*	Value

Corporate Bonds 97.8%
Air Freight & Logistics 1.5%
FedEx Corp., senior bond, 4.75%, 11/15/45	United States	$785,000	$807,106
Auto Components 0.3%
Delphi Automotive PLC, senior note, 3.15%, 11/19/20	United Kingdom	175,000	178,681
Automobiles 2.2%
Ford Motor Credit Co. LLC, senior note, 2.875%, 10/01/18	United States	1,145,000	1,158,971
Banks 19.7%
a ANZ New Zealand International Ltd. of London, senior note, 144A,
2.88%, 1/25/22	New Zealand	800,000	801,972
Bank of America Corp., senior sub. bond, 4.25%, 10/22/26	United States	1,310,000	1,332,799
BNP Paribas SA, senior note, 2.375%, 5/21/20	France	1,270,000	1,269,597
a BPCE SA, sub. note, 144A, 5.15%, 7/21/24	France	400,000	411,444
Citigroup Inc., sub. note, 4.05%, 7/30/22	United States	970,000	1,011,354
a Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	790,000	826,081
Credit Suisse New York, senior note, 2.30%, 5/28/19	Switzerland	1,200,000	1,204,925
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	794,000	855,945
JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	United States	1,325,000	1,328,979
Santander UK Group Holdings PLC, senior note, 2.875%, 8/05/21	United Kingdom	630,000	622,368
Westpac Banking Corp., senior note, 1.50%, 12/01/17	Australia	855,000	855,574

			10,521,038
Beverages 2.8%
Anheuser-Busch InBev Finance Inc., senior bond, 4.70%, 2/01/36	Belgium	1,035,000	1,098,390
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	395,000	417,117

			1,515,507
Biotechnology 1.9%
Baxalta Inc., senior bond, 5.25%, 6/23/45	United States	525,000	574,698
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	400,000	434,086

			1,008,784
Capital Markets 4.5%
The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	United States	1,280,000	1,307,043
Morgan Stanley, sub. bond, 3.95%, 4/23/27	United States	1,095,000	1,086,706

			2,393,749
Chemicals 0.5%
LYB International Finance BV, senior note, 4.00%, 7/15/23	Netherlands	260,000	271,359
Communications Equipment 1.4%
Cisco Systems Inc., senior note, 2.20%, 2/28/21	United States	740,000	740,733
Construction Materials 1.2%
a LafargeHolcim Finance U.S. LLC, senior note, 144A, 3.50%, 9/22/26	Switzerland	640,000	619,954
Consumer Finance 2.3%
Capital One Bank USA NA, senior note, 2.25%, 2/13/19	United States	1,200,000	1,202,340
Diversified Financial Services 3.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, senior note,
5.00%, 10/01/21	Ireland	715,000	766,131
GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	950,000	1,005,084

			1,771,215
Diversified Telecommunication Services 4.3%
AT&T Inc., senior note, 5.35%, 9/01/40	United States	500,000	515,468
Telefonica Emisiones S.A.U., senior bond, 7.045%, 6/20/36	Spain	420,000	520,872
Verizon Communications Inc., senior bond, 5.50%, 3/16/47	United States	1,200,000	1,262,489

			2,298,829

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FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Electric Utilities 2.4%
Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	$365,000	$386,936
Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	680,000	655,124
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	250,000	252,215

			1,294,275
Energy Equipment & Services 1.9%
a Sinopec Capital 2013 Ltd., senior note, 144A, 1.88%, 4/24/18	China	1,020,000	1,018,149
Equity Real Estate Investment Trusts (REITs) 3.3%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	563,000	575,844
Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	790,000	742,538
Simon Property Group LP, senior bond, 3.375%, 10/01/24	United States	410,000	413,675

			1,732,057
Food & Staples Retailing 5.5%
a CK Hutchison International 16 Ltd., senior note, 144A, 1.875%, 10/03/21	Hong Kong	600,000	578,713
The Kroger Co., senior note, 4.00%, 2/01/24	United States	705,000	733,120
Wal-Mart Stores Inc., senior bond, 6.20%, 4/15/38	United States	810,000	1,055,033
Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	530,000	542,683

			2,909,549
Food Products 3.8%
Kraft Heinz Foods Co., senior bond, 5.20%, 7/15/45	United States	775,000	811,929
a Mondelez International Holdings Netherlands BV, senior note, 144A,
2.00%, 10/28/21	United States	1,260,000	1,213,686

			2,025,615
Gas Utilities 0.9%
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	465,000	487,090
Health Care Equipment & Supplies 1.5%
Medtronic Inc., senior note, 2.50%, 3/15/20	United States	800,000	811,874
Health Care Providers & Services 0.8%
HCA Inc., senior secured note, 6.50%, 2/15/20	United States	365,000	400,361
Industrial Conglomerates 1.5%
a Siemens Financieringsmaatschappij NV, senior note, 144A, 2.70%, 3/16/22	Netherlands	800,000	801,250
Insurance 4.6%
a AIA Group Ltd., senior note, 144A, 2.25%, 3/11/19	Hong Kong	400,000	401,391
a Liberty Mutual Group Inc., senior note, 144A, 6.50%, 5/01/42	United States	559,000	698,314
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	475,000	522,500
Prudential Financial Inc., junior sub. bond, 5.20% to 3/15/24, FRN
thereafter, 3/15/44	United States	790,000	812,120

			2,434,325
Internet Software & Services 1.8%
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	940,000	945,142
Media 4.0%
21st Century Fox America Inc., senior bond, 6.40%, 12/15/35	United States	450,000	547,434
Charter Communications Operating LLC/Charter Communications Operating
Capital Corp., senior secured note, first lien, 4.464%, 7/23/22	United States	655,000	691,510
NBCUniversal Media LLC, senior note, 4.375%, 4/01/21	United States	835,000	897,280

			2,136,224
Metals & Mining 1.8%
Freeport-McMoRan Inc., senior note, 2.30%, 11/14/17	United States	420,000	418,950
a Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	530,000	540,954

			959,904

30 Annual Report

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		FRANKLIN TEMPLETON ETF TRUST
		STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Multi-Utilities 1.5%
Dominion Resources Inc., senior note, 1.90%, 6/15/18	United States	$790,000	$789,656
Multiline Retail 0.8%
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	400,000	400,466
Oil, Gas & Consumable Fuels 9.3%
Anadarko Petroleum Corp., senior note, 6.20%, 3/15/40	United States	505,000	572,092
Apache Corp., senior bond, 4.75%, 4/15/43	United States	540,000	541,049
Chevron Corp., senior note, 2.954%, 5/16/26	United States	825,000	816,098
Ecopetrol SA, senior bond, 5.875%, 5/28/45	Colombia	335,000	306,525
Enterprise Products Operating LLC, senior bond, 5.10%, 2/15/45	United States	720,000	754,834
MPLX LP, senior bond, 4.125%, 3/01/27	United States	550,000	548,721
a Sabine Pass Liquefaction LLC, secured bond, 144A,
4.20%, 3/15/28	United States	275,000	272,239
Shell International Finance BV, 4.30%, 9/22/19	Netherlands	985,000	1,041,842
a Woodside Finance Ltd., senior note, 144A, 3.65%, 3/05/25	Australia	100,000	98,638

			4,952,038
Paper & Forest Products 0.7%
a Georgia-Pacific LLC, senior bond, 144A, 3.60%, 3/01/25	United States	390,000	398,989
Road & Rail 1.0%
Burlington Northern Santa Fe LLC, senior bond, 3.25%, 6/15/27	United States	535,000	539,674
Specialty Retail 1.0%
The Home Depot Inc., senior bond, 3.00%, 4/01/26	United States	535,000	534,693
Technology Hardware, Storage & Peripherals 1.8%
a Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior secured
note, first lien, 144A, 4.42%, 6/15/21	United States	515,000	539,064
a Western Digital Corp., senior secured note, 144A, 7.375%, 4/01/23	United States	365,000	401,044

			940,108
Tobacco 1.0%
Reynolds American Inc., senior bond, 5.85%, 8/15/45	United States	470,000	554,013
Transportation Infrastructure 1.0%
a DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	480,000	556,069

Total Investments before Short Term Investments
(Cost $52,189,076)			52,109,787

Short Term Investments 1.2%
Corporate Bonds (Cost $516,850) 1.0%
Food Products 1.0%
Bunge Ltd. Finance Corp., senior note, 3.20%, 6/15/17	United States	515,000	516,756

U.S. Government & Agency Securities
(Cost $104,997) 0.2%
b FHLB, 4/03/17	United States	105,000	104,997

Total Investments (Cost $52,810,923) 99.0%			52,731,540
Other Assets, less Liabilities 1.0%			536,699

Net Assets 100.0%			$53,268,239

See Abbreviations on page 46.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $10,177,951, representing 19.1% of net assets.
bThe security was issued on a discount basis with no stated coupon rate.

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The accompanying notes are an integral part of these financial statements. | Annual Report 31

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights
Franklin Liberty U.S. Low Volatility ETF
Period Ended
March 31, 2017[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.05
Income from investment operationsb:
Net investment income[c]	0.23
Net realized and unrealized gains (losses)	1.87
Total from investment operations	2.10
Less distributions from net investment income	(0.18)
Net asset value, end of period	$26.97

Total return[d]	8.40%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.96%
Expenses net of waiver and payments by affiliates	0.50%
Net investment income	1.69%

Supplemental data
Net assets, end of period (000’s)	$5,393
Portfolio turnover rate[f]	12.55%

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
eRatios are annualized for periods less than one year.
fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

32 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2017

Franklin Liberty U.S. Low Volatility ETF

	Shares	Value

Common Stocks 99.9%
Consumer Discretionary 12.7%
Comcast Corp., A	1,641	$61,686
The Home Depot Inc	414	60,788
Leggett & Platt Inc	1,250	62,900
Lowe’s Cos. Inc	755	62,069
McDonald’s Corp	475	61,565
NIKE Inc., B	1,077	60,021
a NVR Inc	32	67,420
a O’Reilly Automotive Inc	224	60,444
Starbucks Corp	1,092	63,762
The TJX Cos. Inc	776	61,366
The Walt Disney Co	549	62,251

		684,272
Consumer Staples 9.0%
The Coca-Cola Co	1,828	77,580
Colgate-Palmolive Co	1,122	82,119
Kimberly-Clark Corp	649	85,428
McCormick & Co. Inc	808	78,821
PepsiCo Inc	734	82,105
The Procter & Gamble Co	888	79,787

		485,840
Energy 6.3%
Chevron Corp	633	67,965
EQT Corp	1,170	71,487
Exxon Mobil Corp	863	70,775
Occidental Petroleum Corp	1,064	67,415
Schlumberger Ltd	839	65,526

		343,168
Financials 14.9%
The Allstate Corp	937	76,356
Arthur J. Gallagher & Co	1,320	74,633
Chubb Ltd	529	72,076
Erie Indemnity Co., A	622	76,319
Intercontinental Exchange Inc	1,221	73,101
The Progressive Corp	1,912	74,912
RenaissanceRe Holdings Ltd	509	73,627
The Travelers Cos. Inc	589	70,998
U.S. Bancorp	1,371	70,607
W. R. Berkley Corp	1,036	73,173
Wells Fargo & Co	1,274	70,911

		806,713
Health Care 13.5%
Baxter International Inc	1,320	68,455
Becton Dickinson and Co	353	64,754
The Cooper Cos. Inc	337	67,363
Danaher Corp	760	65,003
DENTSPLY SIRONA Inc	1,101	68,747
Johnson & Johnson	536	66,759
a Laboratory Corp. of America Holdings	461	66,140
Medtronic PLC	814	65,576
Merck & Co. Inc	986	62,650
Pfizer Inc	1,934	66,162
Stryker Corp	502	66,088

		727,697

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33

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Low Volatility ETF (continued)

	Shares	Value

Common Stocks (continued)
Industrials 10.4%
3M Co	253	$48,406
General Dynamics Corp	255	47,736
General Electric Co	1,452	43,270
Honeywell International Inc	384	47,950
Illinois Tool Works Inc	367	48,616
Northrop Grumman Corp	195	46,379
Raytheon Co	308	46,970
Republic Services Inc	791	49,683
Roper Technologies Inc	245	50,590
United Parcel Service Inc., B	396	42,491
United Technologies Corp	409	45,894
a Verisk Analytics Inc	561	45,519

		563,504
Information Technology 20.8%
Accenture PLC, A	575	68,931
a Alphabet Inc., A	80	67,824
a ANSYS Inc	710	75,878
Automatic Data Processing Inc	645	66,041
Cisco Systems Inc	2,217	74,935
Fidelity National Information Services Inc	834	66,403
a Fiserv Inc	607	69,993
Intel Corp	1,817	65,539
International Business Machines Corp	398	69,308
Intuit Inc	573	66,462
Mastercard Inc., A	612	68,832
Microsoft Corp	1,066	70,207
Motorola Solutions Inc	811	69,924
Oracle Corp	1,695	75,614
Texas Instruments Inc	891	71,779
Visa Inc., A	813	72,251

		1,119,921
Materials 3.2%
Air Products and Chemicals Inc	230	31,117
Bemis Co. Inc	675	32,980
The Dow Chemical Co	589	37,425
Ecolab Inc	281	35,220
Praxair Inc	288	34,157
		170,899
Real Estate 3.6%
Alexandria Real Estate Equities Inc	426	47,081
American Tower Corp	453	55,058
Boston Properties Inc	369	48,859
Weingarten Realty Investors	1,318	44,008

		195,006
Telecommunication Services 2.4%
AT&T Inc	1,602	66,563
Verizon Communications Inc	1,254	61,133

		127,696
Utilities 3.1%
Dominion Resources Inc	524	40,647
DTE Energy Co	404	41,252
The Southern Co	808	40,222

34 Annual Report

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FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Low Volatility ETF (continued)
	Shares	Value
Common Stocks (continued)
Utilities (continued)
Xcel Energy Inc	970	$43,117
		165,238
Total Investments (Cost $5,014,338) 99.9%		5,389,954
Other Assets, less Liabilities 0.1%		3,344
Net Assets 100.0%		$5,393,298

aNon-income-producing.

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The accompanying notes are an integral part of these financial statements. | Annual Report 35

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS

Statements of Assets and Liabilities
March 31, 2017

	Franklin Liberty	Franklin Liberty	Franklin Liberty
	International	Investment Grade	U.S. Low
	Opportunities ETF	Corporate ETF	Volatility ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$4,871,134	$52,810,923	$5,014,338
Value – Unaffiliated issuers	$5,065,737	$52,731,540	$5,389,954
Cash	60,650	208,469	12,347
Foreign currency, at value (cost $832, $- and $-, respectively)	833	—	—
Receivables:
Dividends and interest	14,591	532,380	9,270
Affiliates	42,086	34,411	33,692
Total assets	5,183,897	53,506,800	5,445,263
Liabilities:
Payables:
Transfer agent fees	2,894	7,674	8,017
Trustees’ fees and expenses	—	32	16
Custody fees	5,786	10,666	613
Professional fees	54,960	35,886	36,498
Reports to shareholders	1,643	5,340	5,167
Distributions to shareholders	—	174,379	—
Accrued expenses and other liabilities	2,834	4,584	1,654
Total liabilities	68,117	238,561	51,965
Net assets, at value	$5,115,780	$53,268,239	$5,393,298
Net assets consist of:
Paid-in capital	$4,902,706	$53,524,408	$5,010,550
Undistributed net investment income	18,509	5,694	10,301
Net unrealized appreciation (depreciation)	194,565	(79,383)	375,616
Accumulated net realized gain (loss)	—	(182,480)	(3,169)
Net assets, at value	$5,115,780	$53,268,239	$5,393,298
Shares outstanding	200,000	2,200,000	200,000
Net asset value per share	$25.58	$24.21	$26.97

36 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN TEMPLETON ETF TRUST
		FINANCIAL STATEMENTS

Statements of Operations
for the period ended March 31, 2017[a,b,c]

	Franklin Liberty	Franklin Liberty	Franklin Liberty
	International	Investment Grade	U.S. Low
	Opportunities ETF	Corporate ETF	Volatility ETF
Investment income:
Dividends (net of foreign taxes of $2,528, $- and $-, respectively)	$23,032	$—	$59,489
Interest	—	616,430	—
Total investment income	23,032	616,430	59,489
Expenses:
Management fees (Note 3a)	5,351	122,078	13,568
Transfer agent fees	2,894	7,674	8,450
Custodian fees	5,786	10,666	647
Reports to shareholders	1,643	5,989	6,055
Registration and filing fees	345	7,765	7,500
Professional fees	54,960	38,876	36,498
Trustees’ fees and expenses	—	2,757	826
Other	4,852	10,690	6,862
Total expenses	75,831	206,495	80,406
Expenses waived/paid by affiliates (Note 3c)	(70,480)	(128,365)	(66,838)
Net expenses	5,351	78,130	13,568
Net investment income	17,681	538,300	45,921
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	73	(91,008)	(3,169)
Foreign currency transactions	755	—	—
Net realized gain (loss)	828	(91,008)	(3,169)
Net change in unrealized appreciation (depreciation) on:
Investments	194,603	(79,383)	375,616
Translation of other assets and liabilities denominated in foreign
currencies	(38)	—	—
Net change in unrealized appreciation (depreciation)	194,565	(79,383)	375,616
Net realized and unrealized gain (loss)	195,393	(170,391)	372,447
Net increase (decrease) in net assets resulting from operations	$213,074	$367,909	$418,368

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017 for Franklin Liberty International Opportunities ETF. bFor the period October 3, 2016 (commencement of operations) to March 31, 2017 for Franklin Liberty Investment Grade Corporate ETF. cFor the period September 20, 2016 (commencement of operations) to March 31, 2017 for Franklin Liberty U.S. Low Volatility ETF.

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The accompanying notes are an integral part of these financial statements. | Annual Report 37

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty	Franklin Liberty	Franklin Liberty
	International	Investment Grade	U.S. Low
	Opportunities ETF[a]	Corporate ETF[b]	Volatility ETF[c]
	Period Ended March 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$17,681	$538,300	$45,921
Net realized gain (loss)	828	(91,008)	(3,169)
Net change in unrealized appreciation (depreciation)	194,565	(79,383)	375,616
Net increase (decrease) in net assets resulting from
operations	213,074	367,909	418,368
Distributions to shareholders from net investment income	—	(624,659)	(35,620)
Capital share transactions: (Note 2)	4,902,706	53,524,989	5,010,550
Net increase (decrease) in net assets	5,115,780	53,268,239	5,393,298
Net assets:
Beginning of period	—	—	—
End of period	$5,115,780	$53,268,239	$5,393,298
Undistributed net investment income included in net assets, end
of period	$18,509	$5,694	$10,301

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017.
bFor the period October 3, 2016 (commencement of operations) to March 31, 2017.
cFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

38 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds), three of which are included in this report and the financial statements of the remaining funds are presented separately, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective September 20, 2016, the Trust began offering shares of Franklin Liberty U.S. Low Volatility ETF. Effective October 3, 2016, the Trust began offering shares of Franklin Liberty Investment Grade Corporate ETF. Effective January 25, 2017, the Trust began offering shares of Franklin Liberty International Opportunities ETF. Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined, for all funds except Franklin Liberty Investment Grade Corporate ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuations approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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Annual Report

39

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is each Funds’ policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invests. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

40 Annual Report

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and realized gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods. Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in blocks of 100,000 shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and or cash (which may include cash in lieu of certain securities). For the period ended March 31, 2017, all Creation Unit transactions were made in cash for Franklin Liberty Investment Grade Corporate ETF.

Authorized Participants pay a transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees received by the Funds, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

At March 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty International		Franklin Liberty Investment
	Opportunities ETF		Grade Corporate ETF
	Shares	Amount	Shares	Amount
Period ended March 31, 2017[a,b]
Shares sold	200,000	$4,902,706	2,200,000	$53,524,989

	Franklin Liberty U.S. Low
	Volatility ETF
	Shares	Amount
Period ended March 31, 2017[c]
Shares sold	200,000	$5,010,550

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017 for Franklin Liberty International Opportunities ETF.
bFor the period October 3, 2016 (commencement of operations) to March 31, 2017 for Franklin Liberty Investment Grade Corporate ETF.
cFor the period September 20, 2016 (commencement of operations) to March 31, 2017 for Franklin Liberty U.S. Low Volatility ETF.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Franklin Liberty International Opportunities ETF and Franklin Liberty U.S. Low Volatility ETF pay an investment management fee to Advisers of 0.60% and 0.50%, respectively, per year of the average daily net assets of each of the Funds.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

Franklin Liberty Investment Grade Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

For the period ended March 31, 2017, the annualized effective investment management fee rate was 0.625% of the Franklin Liberty Investment Grade Corporate ETF’s average daily net assets.

Under a subadvisory agreement, FTI Brasil, FTIML, FT Korea, FTIME, FTIC and TAML, affiliates of Advisers, provide subadvi-sory services to Franklin Liberty International Opportunities ETF and FT Institutional, an affiliate of Advisers, provides subadvisory services to Franklin Liberty Investment Grade Corporate ETF. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF so that the expenses (excluding acquired fund fees and expenses) for each of the Funds does not exceed 0.60%, 0.40%, and 0.50%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until January 11, 2018, September 19, 2017, and September 19, 2017, respectively. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Other Affiliated Transactions

At March 31, 2017, the shares of Franklin Liberty Investment Grade Corporate ETF were owned by the following investment companies:

		Percentage of
	Shares	Outstanding Shares[a]
Franklin Total Return Fund	1,200,000	54.5%
Franklin Balanced Fund	750,000	34.1%
	1,950,000	88.6%

aInvestment activities of significant shareholders could have a material impact on the Fund.

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2017, the capital loss carryforwards were as follows:

	Franklin Liberty	Franklin Liberty
	Investment Grade	U.S. Low
	Corporate	Volatility
	ETF	ETF
Capital loss carryforwards:
Short term	$110,191	$3,169
Long term	—	—
Total capital loss carryforwards	$110,191	$3,169

The tax character of distributions paid during the period ended March 31, 2017, was as follows:

	Franklin Liberty	Franklin Liberty
	Investment Grade	U.S. Low
	Corporate	Volatility
	ETF	ETF

	2017	2017

Distributions paid from ordinary income	$624,659	$35,620

At March 31, 2017, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty	Franklin Liberty	Franklin Liberty
	International	Investment Grade	U.S. Low
	Opportunities	Corporate	Volatility
	ETF	ETF	ETF
Cost of investments	$4,877,975	$52,883,212	$5,014,338
Unrealized appreciation	$250,815	$202,126	$418,923
Unrealized depreciation	(63,053)	(353,798)	(43,307)
Net unrealized appreciation (depreciation)	$187,762	$(151,672)	$375,616
Distributable earnings – undistributed ordinary income	$25,350	$5,694	$10,301

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, passive foreign investment company shares and bond discounts and premiums.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended March 31, 2017, were as follows:

	Franklin Liberty	Franklin Liberty	Franklin Liberty
	International	Investment Grade	U.S. Low
	Opportunities	Corporate	Volatility
	ETF	ETF	ETF

Purchases	$545,550	$59,106,728	$658,791
Sales	$114,106	$7,345,070	$646,835

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NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions (continued)

In-kind transactions associated with creation and redemptions for the period ended March 31, 2017, were as follows:

	Franklin Liberty	Franklin Liberty
	International	U.S. Low
	Opportunities	Volatility
	ETF	ETF

Cost of Securities Received	$4,439,617	$5,005,550
Value of Securities Delivered	$—	$—

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Liberty International Opportunities ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$5,065,737	$—	$—	$5,065,737

Franklin Liberty Investment Grade Corporate ETF
Assets:
Investments in Securities:
Corporate Bonds	$—	$52,109,787	$—	$52,109,787
Short Term Investments	—	621,753	—	621,753
Total Investments in Securities	$—	$52,731,540	$—	$52,731,540

Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$5,389,954	$—	$—	$5,389,954

[a]Includes common and preferred stocks as well as management investment companies.
[b]For detailed categories, see the accompanying Statement of Investments.

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NOTES TO FINANCIAL STATEMENTS

8. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton ETF Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF (the “Funds”) as of March 31, 2017, the results of their operations for the periods then ended, the changes in their net assets for the periods then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
May 18, 2017

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Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), Franklin Liberty U.S. Low Volatility ETF hereby reports 100.00% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2017.

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2017:

Franklin Liberty	Franklin Liberty
International	U.S. Low Volatility
Opportunities ETF	ETF
$24,855	$55,692

Distributions, including qualified dividend income, paid during calendar year 2017 will be reported to shareholders on Form 1099-DIV by mid-February 2018. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, Franklin Liberty Investment Grade Corporate ETF hereby reports the maximum amount allowable but no less than $472,321 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended March 31, 2017.

At March 31, 2017, more than 50% of the Franklin Liberty International Opportunities ETF’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the 2017 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they received the Fund distribution.

By mid-February 2018, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2017.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Rohit Bhagat (1964)	Lead	Since 2016	10	Zentific Investment Management
One Franklin Parkway	Independent			(hedge fund) (2015-present) and Axis
San Mateo, CA 94403-1906	Trustee and			Bank (2013-present).
	Trustee
Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer,
Barclays Global Investors (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963)	Trustee	Since 2016	10	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present) and Founder and Managing Partner, Consult Meridian, LLC
(consulting company) (2009-present); formerly, Founder, Board Vantage.

Susan R. Thompson (1962)	Trustee	Since August	10	None
One Franklin Parkway		2016
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Chief Executive Officer, Thompson Peak Advisory LLC (asset management consulting) (May 2016-present); formerly, Senior
Advisor, BlackRock, Inc. (exclusive asset management consulting) (2015-2016) and Managing Director, BlackRock, Inc. (investment management) (2007-2015).

Interested Board Members and Officers

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

**Jennifer M. Johnson (1964)	Trustee	Since 2016	19	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments; and formerly, Chief
Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964)	Vice	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Laura F. Fergerson (1962)	Chief Executive	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC;
and officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer, Chief	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway	Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	President-AML
San Mateo, CA 94403-1906	Compliance
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2016	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South and Templeton
Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Patrick O’Connor (1967)	President and	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; officer of one of the investment companies in Franklin Templeton Investments; and formerly,
Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Robert C. Rosselot (1960)	Chief	Since 2016	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Craig S. Tyle (1960)	Vice President	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2016	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These port-
folios have a common investment manager or affiliated investment managers.
**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc.
(Resources), which is the parent company of the Fund’s investment manager and distributor.
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Commit-
tee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset manage-
ment and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the gen-
eral application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Share-
holders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Consideration of Proposed Investment Management Agreements with Franklin Advisers, Inc. and Subadvisory Agreement Between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC–Franklin Liberty Investment Grade Corporate ETF

The Board next considered the proposed Investment Management Agreements with FAV for the Funds, as well as the proposed Sub-Advisory Agreement between FAV and Franklin Templeton Institutional, LLC (“FT Institutional”) with respect to the Franklin Liberty Investment Grade Corporate ETF (“LIGCT”). The terms of the Investment Management Agreements and the Sub-Advisory Agreement (collectively, the “Agreements”) were explained, noting that the forms of such agreements are substantially the same as the standard forms of investment management agreement that include administration services and sub-advisory agreement for other funds in the Franklin Templeton family of funds (“FTI Funds”). The Board considered the qualifications of the personnel of FAV and FT Institutional who would be responsible for managing and advising the Funds and the specific terms and fees of the Investment Management Agreements and the Sub-Advisory Agreement and management’s voluntary agreement to waive or assume certain expenses of the Funds for a period of time.

The Board considered various materials relating to the Investment Management Agreements and Sub-Advisory Agreement, including (1) copies of the proposed forms of Investment Management Agreement and Sub-Advisory Agreement; (2) the biographies of the portfolio managers; and (3) information describing the fee payments under the Investment Management Agreements and Sub-Advisory Agreement.

The Board also was provided with information relating to proposed expenses for the Funds, including comparative data provided by Morningstar, Inc. (“Morningstar”), an independent organization, which compared the Funds’ expenses with those of other funds deemed comparable to the Funds as selected by Morningstar, including funds in the actively managed ETF category.

In determining that the terms of the proposed Agreements were fair and reasonable, the Board took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by FAV and FT Institutional to the Funds under the proposed Investment Management Agreements and Sub-Advisory Agreement, respectively; (2) FAV and FT Institutional’s experience as managers of other funds and accounts, including those within the FTI complex; (3) FAV and FT Institutional’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Management Agreements and Sub-Advisory Agreement, respectively; (5) the comparative pricing structure (including fee waivers and the estimated expense ratio to be borne by shareholders) of the Funds; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of FAV and FT Institutional; and (7) FAV and FT Institutional’s compliance capabilities, as demonstrated by, among other things, their policies and procedures designed to prevent violations of the Federal securities laws.

The Board approved the Code of Ethics and Compliance Policies and Procedures of FAV and FT Institutional, which are identical to those of other Franklin Templeton investment managers. In considering such materials, the Independent Trustees received assistance and advice from and met separately with their Independent Legal Counsel.

The following sets forth some of the primary information and factors relevant to the Board’s decision to approve the Investment Management Agreements and Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual Trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees reviewed the nature, extent and quality of the services to be provided by FAV and FT Institutional (the “Managers”). In this regard, they reviewed the Funds’ proposed investment goals and the Managers’ proposed investment strategies and ability to implement such investment strategies (including, but not limited to, FAV’s and FT Institutional’s trading practices and investment decision processes). The Trustees reviewed the Funds’ portfolio managers, including their background and skills as well as their expertise in managing other funds within the FTI complex.

Based on their review, the Trustees were satisfied with the nature and quality of the overall services to be provided by

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FAV and FT Institutional to the Funds and their shareholders and were confident in the abilities of the Managers to implement their proposed investment strategies and to provide quality services to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Funds had not yet commenced investment operations, there was no investment performance for the Funds. The Board also considered the proposed performance benchmarks for the Funds and how such benchmarks would be utilized to measure performance of FAV and FT Institutional.

COMPARATIVE EXPENSES. The Board considered the cost of the services to be provided by FAV and FT Institutional (and their affiliates) from their respective relationships with the Funds. The Board noted that FAV and FT Institutional (and their affiliates) could not report any financial results from their relationships with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Managers’ (or their affiliates’) profitability with respect to the Funds. The Board considered that FAV and FT Institutional will provide general investment management and administrative services to the Funds for a fee equal to an annual rate of:

0.35% of the value of the net assets of the Global Equity ETF
0.40% of the value of the net assets of the International Hedged ETF
0.55% of the value of the net assets of the Emerging Markets ETF
0.45% of the value of the net assets of the Global Dividend ETF
0.50% of the value of the net assets of the U.S. Low Volatility ETF
For the Investment Grade Corporate ETF:
0.625% of the value of the net assets up to and including $100 million;
0.500% of the value of the net assets over $100 million and not over $250 million;
0.450% of the value of the net assets over $250 million and not over $7.5 billion;
0.440% of the value of the net assets over $7.5 billion and not over $10 billion;
0.430% of the value of the net assets over $10 billion and not over $12.5 billion;
0.420% of the value of the net assets over $12.5 billion and not over $15 billion;
0.400% of the value of the net assets over $15 billion and not over $17.5 billion;
0.380% of the value of the net assets over $17.5 billion and not over $20 billion;
0.360% of the value of the net assets over $20 billion and not over $35 billion;
0.355% of the value of the net assets over $35 billion and not over $50 billion; and
0.350% of the value of the net assets over $50 billion.
0.60 % of the value of the net assets of the International Opportunities ETF

FAV will then pay FT Institutional a subadvisory fee for the Investment Grade ETF equal to 60% of the “net investment advisory fee” payable by the Investment Grade ETF to FAV. This “net advisory fee” is equal to (i) 96% of an amount equal to the total investment management fee payable to FAV, minus any Fund fees and/or expenses waived and/or reimbursed by FAV, minus (ii) any fees payable by FAV to FT Services for fund administrative services.

Further, the Board noted that FAV will waive or assume certain expenses so that the total operating expenses for each Fund (excluding acquired fund fees and expenses and certain non-routine expenses) do not exceed (and could be less than) the amounts in the proposed fee table for a period of at least one year from the date of each Fund’s initial prospectus.

ECONOMIES OF SCALE: The Board considered economies of scale that may be realized by FAV and FT Institutional and their affiliates as the Funds grow larger and the extent to which they are shared with shareholders of the Funds. The Board noted that the overall investment management agreement fee schedule includes breakpoints that provide for such sharing, though it is not anticipated that the Funds will generate significant, if any, profit for FAV or FT Institutional and/or their affiliates for some time.

In considering the appropriateness of the investment management fee to be charged to the Funds, the Board reviewed and considered the nature, extent and quality of the overall investment management services expected to be provided by FAV and FT Institutional, as more fully discussed above, as well as the fairness of the proposed compensation. The Board further considered the extent to which FAV and FT

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Institutional may derive ancillary benefits from fund operations. Consideration was also given to the information provided by Morningstar, Inc. on other funds in the Funds peer groups as selected by Morningstar (“Comparable Funds”) and that FAV’s and FT Institutional’s management fee and total expense ratio, including waivers, are at or below the median of the fees and expenses of Comparable Funds for the Global Equity ETF, International Hedged ETF, Global Dividend ETF, and U.S. Low Volatility ETF, including waivers. While the advisory fees for the Investment Grade ETF and International Opportunities ETF are above the median, the net total expense ratio for each Fund is at or below the median of its peers. Only the Emerging Markets ETF is above the median of its peers, but the Board accepted management’s explanation of this fee in light of the nature of the Fund and its investment strategy.

Based upon its consideration of all these factors, the Board determined that the investment management fee structure was fair and reasonable.

After further discussion, the Board as a whole, and the Independent Trustees acting separately, then upon motion duly made and seconded, unanimously approved the following preamble and resolutions:

WHEREAS, the terms of the proposed Investment Management Agreements between the Trust, on behalf of the Funds, and FAV are found to be fair and reasonable; and

WHEREAS, the Board will consider and review at this meeting the policies and procedures of FAV, including its Code of Ethics;

NOW, THEREFORE, IT IS RESOLVED, that, subject to the Board’s approval of FAV’s Code of Ethics, the Investment Management Agreements, substantially in the forms presented at this meeting, between the Trust, on behalf of the Funds, and FAV are hereby approved; and

FURTHER RESOLVED, that the Board, based on the information provided, in connection with the consideration of the proposed Investment Management Agreements by and between FAV and the Trust, on behalf of the Funds, and after consideration of the factors discussed and presented in this meeting, hereby determines that the services to be provided are reasonably worth the fees to be paid under such Investment Management Agreements, plus any benefits that may accrue to FAV, that these fees and benefits remain within the range of what could have been negotiated at arms-length for these services, and that the terms of such Investment Management Agreements are fair and reasonable; and

FURTHER RESOLVED, that the President or any Vice President or Assistant Vice President of the Trust be, and each hereby is, authorized to enter into and execute said Investment Management Agreements with FAV on behalf of the Funds, subject to their prior approval by the initial shareholder of such Funds, with such non-material changes as may be approved by the executing officer; and

FURTHER RESOLVED, that the officers of the Trust are hereby directed to submit the proposed Investment Management Agreements for approval to FRI as the sole initial shareholder of the Funds prior to the initial offering of shares of the Funds to the public; and

FURTHER RESOLVED, that such Investment Management Agreements shall take effect at the time the Registration Statement on Form N-1A of the Trust under the Securities Act of 1933 (the “Registration Statement”) with respect to the Funds to which such Investment Management Agreement(s) relate is declared effective by the U.S. Securities and Exchange Commission (the “SEC”) or goes effective pursuant to the rules of the SEC.

WHEREAS, the terms of the proposed Subadvisory Agreement between FAV and FT Institutional, with respect to the Franklin Liberty Investment Grade Corporate ETF are found to be fair and reasonable; and

WHEREAS, the Board will consider and review at this meeting the policies and procedures of FT Institutional, including its Code of Ethics;

NOW, THEREFORE, IT IS RESOLVED, that, subject to the Board’s approval of FT Institutional’s Code of Ethics, the Subadvisory Agreement, substantially in the form presented at this meeting, between FAV and FT Institutional is hereby approved; and

FURTHER RESOLVED, that the Board, based on the information provided, in connection with the consideration of the proposed Subadvisory Agreement by and between FAV and FT Institutional, and after consideration of the factors discussed and presented in this meeting, hereby determines that the services to be provided are reasonably worth the fees to be paid under such Subadvisory Agreement, plus any benefits that may accrue to FT Institutional, that these fees and benefits remain within the range of what could have been negotiated at arms-length for these services, and that the terms of such Subadvisory Agreement are fair and reasonable; and

FURTHER RESOLVED, that the officers of the Trust are hereby directed to submit the proposed Subadvisory

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Agreement for approval to as the sole initial shareholder of the Franklin Liberty Investment Grade Corporate ETF prior to the initial offering of shares of the Franklin Liberty Investment Grade Corporate ETF to the public; and

FURTHER RESOLVED, that such Subadvisory Agreement shall take effect at the time the Registration Statement with respect to the Franklin Liberty Investment Grade Corporate ETF is declared effective by the SEC or goes effective pursuant to the rules thereof.

Board Approval of Subadvisory Agreements–Franklin Liberty International Opportunities ETF

At a meeting held on December 8, 2016, the Board of Trustees (the “Board”), including a majority of trustees who are not “interested persons” as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), approved with respect to the Fund, a subadvisory agreement between Franklin Advisers Inc. (the “Investment Manager”) and each of (i) Franklin Templeton Investimentos (Brasil) Ltda. (“FTI Brasil”), Franklin Templeton Investments Corp. (“FTIC”), Franklin Templeton Investment Management Limited (“FTIML”), Franklin Templeton Investments (ME) Limited (“FTIME”), Franklin Templeton Investment Trust Management Co., Ltd. (“FT Korea”) and Templeton Asset Management Ltd. (“TAML”) (each a “Suba-dvisory Agreement”). FTI Brasil, FTIC, FTIML, FTIME, FT Korea and TAML are referred to herein individually, as a “Subadviser” and collectively, as the “Subadvisers”.

The Board’s consideration of each Subadvisory Agreement included relevant information furnished at the Board meeting, as well as information prepared specifically in connection with the approval of each Subadvisory Agreement. In reaching its decision to approve the agreements, the Board took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by each Subadviser under its proposed Subadvisory Agreement; (2) each Subadviser’s experience as a manager of other funds and accounts, including those within the FTI complex; (3) each Subadviser’s strength and reputation within the industry; (4) the fairness of the compensation under each proposed Subadvisory Agreement; (5) each Subadviser’s region of focus, including its expertise, personnel, operations, financial condition, and investment management capabilities, methodologies and resources; (6) each Subadviser’s compliance capabilities, as demonstrated by, among other things, their policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the FTI complex; and (7) the Board’s prior authorization to allow the Fund to operate in a “manager of managers” structure in reliance upon a Securities and Exchange Commission exemptive order received by FTI. The Board noted that each Subadviser was a local asset management team within Franklin Templeton Investments (“FTI”) and an indirect, wholly owned subsidiary of Franklin Resources, Inc. In considering the information and factors noted above, the Independent Trustees received assistance and advice from and met separately with independent counsel.

In approving each Subadvisory Agreement, the Board, including a majority of Independent Trustees, determined that the subadvisory fee structure was fair and reasonable and that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders.

The following sets forth some of the primary information and factors relevant to the Board’s decision to approve each Sub-advisory Agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, the individual Trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees reviewed the nature, extent and quality of the services to be provided by each of the Subadvisers. In this regard, the Trustees noted that, as appropriate, each Subad-viser will be asked to provide the Investmetn Manager with recommendations regarding investments in the Subadviser’s region of focus, but will not have discretionary authority or trading authority on behalf of the Fund. The Trustees also reviewed the Subadvisers’ investment personnel, including their background and skills as well as their expertise in managing other funds within the FTI complex.

Based on their review, the Trustees were satisfied with the nature and quality of the overall services to be provided by each Subadviser to the Fund and its shareholders and were confident in each Subadviser’s ability to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund.

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COMPARATIVE EXPENSES. The Board considered the subadvisory fee structure of each Subadvisory Agreement and noted that the subadvisory fees will be paid by the Investment Manager directly to each Subadviser and thus, will have no impact on the investment management fees to be paid by the Fund.

ECONOMIES OF SCALE. Given the structure of the subadvi-sory fee, which is a set amount for each Subadviser, it is not anticipated that the Fund will generate significant, if any, profit for the Subadvisers and/or their affiliates as assets grow.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s web-site at libertyshares.com.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $224,150 for the fiscal year ended March 31, 2017 and $0 for the fiscal year ended March 31, 2016.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $258,717 for the fiscal year ended March 31, 2017 and $0 for the fiscal year ended March 31, 2016. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessments, and review of system processes related to fixed income securities, and compliance examination for Investment Advisor Act rule 204-2 and 206-4(2).

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $258,717 for the fiscal year ended March 31, 2017 and $0 for the fiscal year ended March 31, 2016.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer – Finance and Administration

Date  May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer – Finance and Administration

Date  May 25, 2017

By /s/Gaston Gardey

Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 25, 2017